Seller /  GS     Dummy ID   Borrower  Overall  Final   Credit Exception(s)                                                                                                                                                                                                 Credit Comment(s)                                                                                                   Final       Compliance Exception(s)                                                                                                                                                                                                 Compliance Comment(s)                                                                                                                                                                                           Subject  Fees      Document     State Origination  Purpose at    Occupancy   Originator Original   Unpaid     Originator   Due
Servicer  Loan              Last Name Event    Credit                                                                                                                                                                                                                                                                                                                                          Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                          to High  Captured  Used for           Date         Origination   at                     Principal  Principal  Loan         Diligence
Loan      Number                      Level    Event                                                                                                                                                                                                                                                                                                                                           Event                                                                                                                                                                                                                                                                                                                                                                                                                                               Cost     for       Testing                                       Origination            Balance    Balance    Designation  Loan
Number                                Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Lending  Testing                                                                                                           Designation

XXX       XXX    1129412225           3        1                                                                                                                                                                                                                                                                                                                                               3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2022-05-18: File is missing one or more of the core documents required for a review.  Missing docs include Security Instrument, HELOC Agreement,           No                     NY    11/XX/2016   Refinance                            $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   HUD, Final 1003, and other critical docs.
XXX       XXX    132389669  XXX       2        1       *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1                                                                                                    *** (CLEARED) Missing Document: Appraisal not provided~COMMENT: 2022-09-21: The Lender guidelines require a         2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.~COMMENT: 2022-08-24: No evidence in   Yes      No                     NJ    3/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                       *** (CANCELLED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1                                                                                    full/interior Appraisal is required and is missing.                                                                             *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               the loan files that Borrower was provided with a Right to receive a copy of the Appraisal Disclosure.
                                                       *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                                                                                                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                                        *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to
                                 *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2 closing.~COMMENT: 2022-08-24: Borrower was not provided with a Notice of Special Flood Hazard Disclosure within a reasonable time prior to Closing on 03/XX/2018.
                                                       *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to
                                                       *** (CLEARED) Missing Document: Flood Insurance Policy not provided - EV1                                                                                                                                                                                                                                                                           EV2                                                                                                                                                                                                                     evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan
                                                       *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                                                                                                                                                                                     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence   Estimate, a fee tolerance cure of up to $XXX may be required.~COMMENT: 2022-08-24: File does not have a copy of the Loan Estimate.
                                                       *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                                                                                                                                                                                          delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over
                                                       *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1                                                                                                                                                                                                                                                              tolerance cure of up to $XXX may be required. - EV2                                                                                                                                                                     Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018)~COMMENT: 2022-08-24: The final CD reflects Non Escrowed Property Costs over year 1 of $XXX.  However, the HOA
                                                       *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of  fee was not verified.
                                                                                                                                                                                                                                                                                                                                                                                                           XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018) - EV2                                                                                                                           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that    that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018)~COMMENT: 2022-08-24:
                                                                                                                                                                                                                                                                                                                                                                                                           does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018) - EV2                                   Finance Charge disclosed is $299,067.75.  Calculated finance charge is $XXX.  Variance of $XXX.  Loan File does not have a Compliance Report in place, Unable to determine source of the variance.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                           (Initial/03/XX/2018) - EV2                                                                                                                                                                                              (Initial/03/XX/2018)~COMMENT: 2022-08-24: Initial CD dated 03/XX/2018 was not provided to the Borrower al least 3 business days to Closing on 03/XX/2018.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender
                                                                                                                                                                                                                                                                                                                                                                                                           previously disclosed in the amount of $XXX. (9300) - EV2                                                                                                                                                                Credit previously disclosed in the amount of $XXX. (9300)~COMMENT: 2022-08-24: Final Lender Credit of $XXX is less than the initially disclosed amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $XXX      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                           exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77213) - EV2                                                                                                                        $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77213)~COMMENT: 2022-08-24: Title-Notice of Settlement Fee was not disclosed on Loan Estimate.  File does not contain
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent
                                                                                                                                                                                                                                                                                                                                                                                                           tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77181) - EV2                                                                                                                                to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77181)~COMMENT: 2022-08-24: Title-Recording Service  Fee was not disclosed on Loan Estimate.  File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
XXX       XXX    132389855  XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3                                                                               *** (CANCELLED) Asset documentation requirements not met.~COMMENT: 2022-09-14: File is missing 2 months bank        2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3)      *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2022-09-14: The file is missing one or more of the core documents required for a review.  Please provide  an initial 1003, a final 1003, an    No       No                     NV    6/XX/2017    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                       *** (OPEN) REO Documents are missing.: Address: XXX - EV3                                                                                                                                                           statements to verify assets.                                                                                                    business days prior to consummation. (Type:Primary/06/19/2017) - EV2                                                                                                                                                    Approval, AUS or 1008, and an origination credit report.
                                                       *** (OPEN) REO Documents are missing.: Address: XXX- EV3                                                                                                                                                            *** (CLEARED) Missing Document: Fraud Report not provided~COMMENT: 2022-09-23: A complete valid Fraud report was                *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2
                                                       *** (CANCELLED) Asset documentation requirements not met. - EV1                                                                                                                                                     not provided as required                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                       *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1                                                                                                                                                                                                                                    *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                       *** (CANCELLED) Guideline Issue:Insufficient asset documentation. - EV1                                                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2017 which is 1 months prior to consummation. A
                                                       *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                                                                                                                                                                                        lookback was performed to determine this application date. - EV2
                                                       *** (CLEARED) Missing Document: Approval not provided - EV1                                                                                                                                                                                                                                                                                         *** (CLEARED) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be
                                                       *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                                                                                                                                                performed. - EV1
                                                       *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                                                                                                                                                                                     *** (CLEARED) (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                       *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                                                                                                                                                                                          *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                       *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1                                                                                                                                                                                                                                                              *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2017 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Closing Disclosure:  No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2017 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    132388017  XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                         *** (CLEARED) Asset documentation requirements not met.~COMMENT: 2022-09-21: File is missing two months             2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.~COMMENT: 2022-09-06: File does not    Yes      No                     CA    10/XX/2016   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                       *** (CLEARED) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV1                                                                            verification of asset documentation.                                                                                            *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -   evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.                                                                                                                                                                                                                              QM           QM
                                                       *** (CLEARED) Asset documentation requirements not met. - EV1                                                                                                                                                       *** (CLEARED) Income documentation requirements not met.~COMMENT: 2022-09-21: File is missing third party                       EV2                                                                                                                                                                                                                     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to
                                                       *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1                                                                                                                              verification of employments along with K-1's.                                                                                   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence   evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan
                                                       *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1                                                                                                    *** (CLEARED) Missing Document: Stated not provided~COMMENT: 2022-09-21: File is missing a complete appraisal                   delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee   Estimate, a fee tolerance cure of up to $XXX may be required.~COMMENT: 2022-09-06: Loan estimates are missing from the file.
                                                       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                                                                                                                                                                                                                             tolerance cure of up to $XXX may be required. - EV2                                                                                                                                                                     *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5
                                                       *** (CLEARED) Income documentation requirements not met. - EV1                                                                                                                                                                                                                                                                                      *** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of   that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)~COMMENT: 2022-09-06: The
                                                       *** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1                                                                                                                                                                                                                                                                    XXX on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016) - EV2                                                                                                                           final CD reports the finance charge to be $XXX but the system calculated the finance charges to be be $XXX.
                                                       *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                                                                                                                                                *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that    *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on
                                                       *** (CLEARED) Missing Document: Fraud Report not provided - EV1                                                                                                                                                                                                                                                                                     does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2                                   page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)~COMMENT: 2022-09-06: The
                                                       *** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1                                                                                                                                                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5   final CD reports the total of payments to be $XXX but the system calculated the total of payments to be $XXX.
                                                       *** (CLEARED) Missing Document: Stated not provided - EV1                                                                                                                                                                                                                                                                                           that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                       *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.                   (Final/10/05/2016)~COMMENT: 2022-09-06: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                           (Final/10/XX/2016) - EV2                                                                                                                                                                                                *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2022-09-14: The file is missing one or more of the core documents required for a review.  Please provide an Approval, AUS or 1008, income
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                                           verification documentation and an origination credit report.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.~COMMENT: 2022-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days     09-21: Loan designation failure due to qm fail. File is missing income and asset documentation.
                                                                                                                                                                                                                                                                                                                                                                                                           before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX) - EV1                                                                *** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX)~COMMENT:
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX) - EV1                2022-09-21: File is missing third party verification of employment and K-1's.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                                 *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.~COMMENT: 2022-09-21: Cannot verify the ability to repay without all income documentation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX/11226721) - EV1 *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (Wong,Siu Siu Wan Wong, MD Inc/S-Corp) - EV1                          (XXX/11226721)~COMMENT: 2022-09-21: File is missing third party verification of employments along with K-1's.
XXX       XXX    1120175612 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120175684 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Final HUD1   NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120175756 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   NC    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 03/XX/2004. - EV2
XXX       XXX    1120175834 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120175895 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120176029 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                           No       Yes       Final HUD1   MA    6/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120181767 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: Billing Rights                                                                                                                                    lookback was performed to determine this application date. - EV2
                                                       Disclosure - EV3                                                                                                                                                                                                                                                                                                                                    *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                       *** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: HELOC Agreement -                                                                                                                                 Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                       EV3                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1120181834 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
XXX       XXX    1120181964 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    3/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120361999 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120362207 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    2021137973 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   VA    3/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    1120362617 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and      No       Yes       Final HUD1   NV    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high   local high cost testing.~COMMENT: 2022-01-03: Under disclosure due to HELOC agreement did not disclose title insurance in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
XXX       XXX    1120362706 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OR    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    1120362974 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   IL    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 03/XX/2004. - EV2
XXX       XXX    1120363005 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with                                                                                                                                                                                                                       No       Yes       Final HUD1   LA    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rescission timing requirements - EV2
XXX       XXX    1120363265 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120363296 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1120363938 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2                                                                                                                                                                                                                                No       Yes       HELOC        RI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 03/XX/2004. - EV2
XXX       XXX    1120364579 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    5/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    1120364717 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1120364709 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120364824 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high   *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and      No       Yes       Final HUD1   PA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2                                                                                                                                                                                                     local high cost testing.~COMMENT: 2022-01-03: Under disclosure due to HELOC agreement did not disclose an appraisal fee in the amount of $XXX.
XXX       XXX    1120364987 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NJ    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1120365123 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                             No       Yes       HELOC        PA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120365243 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
XXX       XXX    1120365301 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high   *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and      No       Yes       Final HUD1   FL    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2                                                                                                                                                                                                     local high cost testing.~COMMENT: 2022-01-03: Under disclosure due to HELOC agreement did not disclose a title doc prep fee in the amount of $XXX or a courier fee in the amount of $XXX.
XXX       XXX    1120365371 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Final HUD1   MI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120365480 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                 No       Yes       HELOC        MN    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
XXX       XXX    1120365628 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   NC    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       transaction date of 04/XX/2004. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120365604 XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120365964 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MS    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1120366024 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120366993 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high   *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and      No       Yes       Final HUD1   KY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2                                                                                                                                                                                                     local high cost testing.~COMMENT: 2022-01-03: HELOC agreement did not disclose homeowners insurance escrow of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120367335 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    3/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120367438 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IN    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 02/XX/2004. - EV2
XXX       XXX    1120367667 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120367811 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1120368173 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Final HUD1   OH    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Testing: Ohio Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.] - EV2
XXX       XXX    1120368182 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CO    4/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120368261 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   SC    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120368240 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120368349 XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120368605 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IN    3/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120369262 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. - EV2                                                                                                                                                                                                                                                                                           No       Yes       Final HUD1   AL    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: HELOC Agreement,                                                                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                       Disclosure: Billing Rights Disclosure - EV3                                                                                                                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120369450 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1120369818 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120369917 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1120370088 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        WI    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1120370103 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    1120370444 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   AZ    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
XXX       XXX    1120370546 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       Final HUD1   MD    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 03/XX/2004. - EV2
XXX       XXX    1120370769 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    1120371007 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   LA    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1120371821 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MA    4/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120371857 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IN    4/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120372123 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 05/XX/2004. - EV2
XXX       XXX    1120372223 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   NE    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       XXX    1120372461 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                             No       Yes       Final HUD1   PA    5/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120372619 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120372668 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1120372680 XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1120373225 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 No       Yes       Final HUD1   VA    7/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    1120373310 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1120373467 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MO    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1120373770 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CO    8/XX/2004    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1120373830 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay                                                                                                                                                                                                                     No       Yes       Final HUD1   OH    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    1129409880 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2                                                                                                                                                                                                                                                                                     Yes      No        HELOC        NJ    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410336 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    4/XX/2010    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010. - EV2
XXX       XXX    1129412348 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 3 months interest  ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    1129410020 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    1/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410852 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV1
XXX       XXX    1129409269 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       HELOC        NY    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409047 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129409987 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129416824 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       HELOC        NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1129411970 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1129412268 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXX% is 12 months.  Loan with an interest rate of XXX% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1129410902 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129410141 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1129409753 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       HELOC        NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1129411298 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1129410818 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410982 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411238 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1129411215 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan. - EV3                                                                                                                                                                                                                     Yes      Yes       HELOC        NC    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1129410175 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410475 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411324 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1129411353 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    1129416783 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411904 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411681 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1129411427 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1129412373 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1129409405 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            No       No        HELOC        CA    4/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     Agreement
XXX       XXX    1129411796 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1129411275 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409719 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      No       Yes       HELOC        NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410408 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                           No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409095 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       HELOC        NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410113 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    1129410721 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        TN    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1129411371 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409525 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    1129411887 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
XXX       XXX    1129409737 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129409530 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      No       No        HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129409471 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    1129411561 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129412367 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2                                                                                                                                                                                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129411709 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          by applicable law. - EV2
XXX       XXX    1129409825 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1129410624 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-05-   Yes      Yes       Final HUD1   NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                     17: Unable to determine under disclosure due to missing TIL itemization of amount financed.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1129412189 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1129410252 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1129409315 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1129409876 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      No       Yes       HELOC        NY    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411818 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411486 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NJ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 3 - EV3                                                                                                                                                                                                                                                            lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    1129410169 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
XXX       XXX    1129410526 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411492 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129412328 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    1129411397 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1129409359 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
XXX       XXX    1129410609 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/16/2004 - EV2                                                                                                                                                                     *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129412185 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
XXX       XXX    1129411511 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
XXX       XXX    1129409474 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1129416739 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high   *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and      No       Yes       Final HUD1   VA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2                                                                                                                                                                                                     local high cost testing.~COMMENT: 2022-05-17: HELOC agreement does not disclose any fees.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409848 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
XXX       XXX    1129411594 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with                                                                                                                                                                                                                       No       Yes       Final HUD1   NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  rescission timing requirements - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410030 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409172 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1129409227 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1129409276 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411141 XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Agreement
XXX       XXX    1129410412 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          by applicable law. - EV2
                                                       *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 12/11/2003 - EV2                                                                                                                                                                     *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       XXX    1129410391 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                            lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1129409381 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    1129410635 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       HELOC        NY    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    1129409516 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 3 - EV3                                                                                                                                                                                                                                                            lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
XXX       XXX    1129410987 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411940 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1129410225 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
XXX       XXX    1129412293 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        NJ    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1129409266 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
XXX       XXX    1129411120 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        FL    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                       *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 07/11/2002 - EV2                                                                                                                                                                     *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129411285 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       HELOC        NY    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129410839 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129409338 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1129412314 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001. - EV2
XXX       XXX    1129411082 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001. - EV2
XXX       XXX    1129411042 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1129410639 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001. - EV2
XXX       XXX    1129411229 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 3 - EV3                                                                                                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001. - EV2
XXX       XXX    1129410441 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000. - EV2
XXX       XXX    132390088  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   KS    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   17: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX    132387820  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay
                                                                                                                                                                                                                                                                                                                                                                                                           language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132387876  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    132391873  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    5/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    132389694  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389332  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132387730  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NC    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          23: Unable to determine reason for under disclosure, fees and pay stream verified to itemization of amount financed and amortization schedule.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391594  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    132392095  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391299  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132390998  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132386688  XXX       3                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. -                                                                                                                                                                                                                  Yes      Yes       Title Co.    CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132393051  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   TN    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    132391087  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   22: Unable to determine under disclosure due to missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       XXX    132389749  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    6/XX/2007    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132387544  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    132390054  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX% of the Total Loan Amount.      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NJ    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        Points and fees of $XXX on a Total Loan Amount of $XXX vs an allowable total of $XXX.  Compliant Covered Loan. - EV2                                                                                                    29: Unable to determine under disclosure due to missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 12/XX/2003 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 01/XX/2004, 12/XX/2003, 11/XX/2003, 11/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX% of the Total Loan Amount.
                                                                                                                                                                                                                                                                                                                                                                                                           Points and fees of $XXX on a Total Loan Amount of $XXX vs an allowable total of $XXX.  Compliant Covered Loan. - EV1
XXX       XXX    132389454  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    132389524  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389430  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388856  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   TN    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    132387606  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX% is in excess of the allowable                                                                                                                                                                                                                     Yes      Yes       Final HUD1   TX    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           maximum of XXX% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%.) - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1033165083 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 19: Approval indicates an index value of XXX% was used. The closest index value available in our look-back period is XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132390504  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IN    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132390220  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132388945  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   MS    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    132387474  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. -                                                                                                                                                                                                                  Yes      Yes       Title Co.    CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                  Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    132388472  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NM    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
XXX       XXX    132386876  XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                    2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132392592  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. -  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Title Co.    CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                     24: Unable to determine under disclosure due to missing Itemization of Amount Financed.                                                                                                                                            Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132387564  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute. - EV2                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   OR    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    132391417  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   NY    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132388403  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    7/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    132389295  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132391256  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132392495  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that
                                                                                                                                                                                                                                                                                                                                                                                                           borrower(s) received copies of all documents signed at time of closing. - EV1
XXX       XXX    132389409  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN_UNABLE_TO_CLEAR) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    132392443  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132387224  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of XXX% exceeds the state maximum of 5%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388947  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of XXX%/$XXX exceeds state maximum of 5% or $2, whichever is greater. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132389036  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               22: Unable to determine under disclosure due to missing TIL itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132390702  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN_UNABLE_TO_CLEAR) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132389374  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   GA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    132391348  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   TX    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               19: Unable to determine under disclosed due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132388525  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   TX    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2                                      24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391577  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   TX    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A        23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132392817  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                                                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NY    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   22: Under disclosure due to lender TIL reflects settlement fee of $XXX and HUD reflects $XXX. Itemization does not include Attorney fee of $XXX, Wire fee $XXX, or $XXX courier fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    132387063  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132388376  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
XXX       XXX    132387037  XXX       2                *** (OPEN) Credit Exception: - EV3                                                                                                                                                                                  *** (OPEN) Credit Exception:~COMMENT: 2022-09-07: Note amount is $XXX. Final TIL in file reflects $XXX as loan      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           amount which is the Amount Financed from the Final Truth in Lending.                                                            *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
XXX       XXX    132386652  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of
                                                                                                                                                                                                                                                                                                                                                                                                           5.00000% of the Total Loan Amount and $XXX (2005). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2005) (an overage of $XXX or XXX%).  Non-Compliant High Cost
                                                                                                                                                                                                                                                                                                                                                                                                           Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 02/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/22/2004, 10/22/2004, 09/22/2004. - EV1
XXX       XXX    132391738  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NV    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
XXX       XXX    132391925  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    10/XX/2003   Refinance     Primary     XXX        $XXX
XXX       XXX    132387448  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132386417  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132388268  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1033165148 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV1
XXX       XXX    132391339  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                             Yes      Yes       Final HUD1   IA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132390874  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   WI    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    132389123  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of     *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-   Yes      Yes       Final HUD1   TX    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2                                                    09-12: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%.) - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
XXX       XXX    132390318  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   HI    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132392709  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    16: Under disclosure due to the lender used an index lower than available within look back. Lowest index within look back is XXX%. For the fee portion lender did not include the $XXX Broker fee as a prepaid
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    132387115  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   IL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 22: Under disclosure is due to the lender utilizing an index value of XXX% per the approval, however the only index value available in the lookback period is XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    132391071  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132389320  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132390560  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   DE    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132390980  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389170  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132387206  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    6/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    132386475  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.                                                                                                                                                                                                                           Yes      Yes       Final HUD1   IL    6/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           (Compliance testing performed based on the Occupancy Type of Investment). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389471  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of XXX% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132390917  XXX       2                *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1                                                                                                                                                                                                                                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MI    9/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132390023  XXX       2                *** (CLEARED) Missing Document: Appraisal not provided - EV1                                                                                                                                                                                                                                                                            2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    132391486  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.                                                                                                                                                                                                                           No       Yes       Final HUD1   MO    12/XX/2001   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           (Compliance testing performed based on the Occupancy Type of Investment). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    132387312  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN_UNABLE_TO_CLEAR) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2
XXX       XXX    132393052  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of 5.00000%                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           of the Total Loan Amount and $XXX (2005). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2005) (an overage of $XXX or .46744%).  Non-Compliant High Cost Loan. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, and rate test failure on the following application dates
                                                                                                                                                                                                                                                                                                                                                                                                           03/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132386767  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391578  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                         Yes      Yes       Estimated    AZ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132390727  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   AZ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               19: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132392238  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    8/XX/1999    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132392228  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388909  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
XXX       XXX    132392707  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. -                                                                                                                                                                                                                  No       Yes       Title Co.    CA    4/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement
XXX       XXX    132388696  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    No       Yes       Final HUD1   FL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132388819  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NY    3/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132390114  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    7/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    132386582  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   CT    5/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       17: Unable to determine under disclosure due to missing TIL itemization of amount financed.
XXX       XXX    132390144  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132387420  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    8/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    132390167  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 No       No        Missing      OH    6/XX/2003    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    132388867  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of XXX% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    132388241  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   OK    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388055  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 No       No        Missing      FL    1/XX/1996    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3                                                                                                                                                                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1996 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    132388631  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 0 days is less than the state minimum of 15 days. - EV2                                                                                                                                                                                                                                                                                No       Yes       Final HUD1   MD    10/XX/1999   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132389293  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388179  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    11/XX/2004   Refinance     Primary     XXX        $XXX
XXX       XXX    132390981  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
XXX       XXX    132392667  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  5.00000% of the      *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-   Yes      Yes       Final HUD1   NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - EV3                                          09-07: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 11/XX/2007 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 12/XX/2007, 11/XX/2007. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1
XXX       XXX    132390249  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   PA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               18: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132386492  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   LA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388044  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   No       Yes       Final HUD1   NY    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       26: TIL Itemization did not disclose the application fee of $XXX as a prepaid finance charge and over disclosed the tax service fee by $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
XXX       XXX    132386434  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit                                                                                                                                                                                                                       Yes      Yes       Final HUD1   TX    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389186  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NY    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389480  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   WI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    132392256  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   FL    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132390259  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       XXX    132387072  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   SC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    132386875  XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                         Yes      Yes       Estimated    NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (State High Cost) New Jersey High-Cost Loan (Points and Fees): New Jersey Home Ownership Security Act: Points and Fees on subject loan of 4.63370% is in excess of the allowable maximum of  4.50000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 07/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005. - EV1
XXX       XXX    132389348  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    6/XX/2004    Purchase      Investment  XXX        $XXX
XXX       XXX    132387490  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132391963  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    132391366  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132387804  XXX       3                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. -                                                                                                                                                                                                                  No       Yes       Title Co.    CA    4/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                        Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132388312  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    132388604  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   OH    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132387874  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391036  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MI    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    132388614  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132392534  XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) -                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       EV3                                                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       XXX    132391310  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   RI    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388402  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                     *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.~COMMENT: 2022-08-22: Final til is marked is estimated because of finance charge   No       Yes       Final HUD1   NY    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       amount marked as e
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX    132388785  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                         No       Yes       Estimated    AZ    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                                      HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132390079  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    132386769  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
XXX       XXX    132389988  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    132386812  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    10/XX/1998   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132391683  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132390638  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    132388351  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX% is in excess of the allowable     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   TX    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%.) - EV3                   22: TIL itemization did not disclose Recording Service Fee of $XX, Settlement/Closing/Escrow Fee of $XXX and Tax cert fee of $XXX as prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas
                                                                                                                                                                                                                                                                                                                                                                                                           Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Texas Home Loan Counseling Agencies List Not Provided: Unable to test counseling agencies list due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling. - EV2
XXX       XXX    132390944  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132387580  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    No       Yes       Final HUD1   VA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    132391497  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1
XXX       XXX    132392069  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
XXX       XXX    132387260  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    132388428  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132389026  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   NJ    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure 24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    132388374  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                 No       Yes       HUD1, not    NJ    12/XX/2000   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                                                                                    stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    132390211  XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                     2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,262.32 is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT:     Yes      Yes       Final HUD1   GA    11/XX/2000   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A        2022-08-22: Under disclosure due to lender TIL reflects FHA MIP for 84 months without the annual declining amount. Based on the loan amount and value system reflects MI for life of loan.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    132389428  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    132388046  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   ME    2/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    132387623  XXX       2                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 02/24/2005 - EV2                                                                                                                                                         2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132386902  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    1/XX/2013    Purchase      Investment  XXX        $XXX
XXX       XXX    132391775  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    132389507  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   MO    4/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    132392987  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2022-08-   Yes      Yes       Final HUD1   WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               19: Unable to verify finance charge under disclosure due to missing itemization.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    132387296  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                         Yes      Yes       Estimated    ND    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Dakota Prepayment Penalty: North Dakota Prepayment Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    132675430  XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                     3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                                                                                                                  Yes      No        Missing      NY    3/XX/1999    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                          *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                   *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                                                                                                                                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case   Assignment Date missing.  Creditor application date used as FHA case   assignment date for purposes of any applicable compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    132675388  XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                       2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be                                                                                                                                                                                                                           Yes      Yes       Final HUD1   VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           performed. - EV2
XXX       XXX    132675380  XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    7/XX/2005    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
XXX       XXX    132675412  XXX       1                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       XXX    133696516  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      FL    11/XX/2000   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    133696057  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2024-04-   Yes      Yes       Final HUD1   NY    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 5/XX/2009 12:00:00 AM. - EV2
XXX       XXX    133695885  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as                                                                                                                                                                                                                          Yes      Yes       Final HUD1   NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing. - EV2
XXX       XXX    133696204  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2024-04-16: Yes      Yes       Final HUD1   PA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 TIL Itemization did not disclose Closing Protection Letter Fee of $XXX, Email/E-doc Fee of $XXX, Title Courier/Messenger fee $XXX, Wire/Funding/Disbursement fee $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    133696750  XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) -                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as                                                                                                                                                                                                                          Yes      Yes       Final HUD1   GA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                       EV3                                                                                                                                                                                                                                                                                                                                                 disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    133694618  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      GA    1/XX/2011    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133695898  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 No       No        Missing      PA    12/XX/2005   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note - Combined Disclosures -
                                                                                                                                                                                                                                                                                                                                                                                                           Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only, however calculated APR may not be accurate due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1034474898 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    133693988  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3 *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank~COMMENT: 2024-04-16: Close at Home Loan. Final TIL not ~signed however, Acknowledgment of Receipt in file signed by         Yes      Yes       HUD1, not    NJ    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   borrower                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2                                                                                                                                                                                                                                                                                                                                                                  stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    133696059  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      NC    3/XX/2008    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133696752  XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3                                                                                                                                                                                     2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2024-04-   Yes      Yes       Final HUD1   NY    10/XX/2001   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2001 used as          16: Unable to determine under disclosure due to missing amortization schedule.
                                                       *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3                                                                                                                                                                                                                                                                          disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case   Assignment Date missing.  Creditor application date used as FHA case   assignment date for purposes of any applicable compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    133697115  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/19/2006 used as                                                                                                                                                                                                                          Yes      Yes       Final HUD1   FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    133696432  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      NY    9/XX/2005    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                             *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133697113  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      CT    1/XX/2007    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133696577  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      WI    5/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133695235  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      MA    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133696298  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    133695766  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      CA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    133696349  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as                                                                                                                                                                                                                          Yes      Yes       Final HUD1   FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    133696370  XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                 Yes      No        Missing      CA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1034474779 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was                                                                                                                                                                                                                  Yes      Yes       Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                             used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    133695876  XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as                                                                                                                                                                                                                          No       Yes       Final HUD1   MD    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    133696925  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as                                                                                                                                                                                                                          Yes      Yes       Final HUD1   CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    133695707  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2024-04-   Yes      Yes       Final HUD1   NC    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing. - EV2                                                                                                                                                                         16: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       XXX    120919781  XXX       3                *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3                                                                                                                                    *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.~COMMENT: 2017-03-10: The LP approval     3           *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation   *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan       Yes      Yes       Final HUD1   IL    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                                                                                                                                                                                                                                           reflects DTI of XXX%. Calculated DTI is XXX%, and exceeds the XXX% variance allowed. Calculated DTI is higher than              of ATR Fail. - EV3                                                                                                                                                                                                      Designation of ATR Fail.~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM                                                                                                                   SHQM
                                                                                                                                                                                                                                                                           approved due to using monthly property taxes of $XXX. Diligence was instructed to test as though loan was not                   *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.           designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical                                                                                                                        (GSE/Agency
                                                                                                                                                                                                                                                                           agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation.              (Chipchase,Peter McCollister Transportation Group/Wages) - EV3                                                                                                                                                          Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.                                                                                                                                                                      Eligible)
                                                                                                                                                                                                                                                                           As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the                      *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3       *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.
                                                                                                                                                                                                                                                                           permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a             *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    (XXX)~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a
                                                                                                                                                                                                                                                                           diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.             appropriate agency. - EV3                                                                                                                                                                                               result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN_UNABLE_TO_CLEAR) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/540152) - EV3                                                                  resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN_UNABLE_TO_CLEAR) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX) - EV3                                                                      *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       risk.~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other     result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors,
                                                                                                                                                                                                                                                                                                                                                                                                           settlement charges. - EV2                                                                                                                                                                                               resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                         *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XXX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN_UNABLE_TO_CLEAR) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/540152)~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN_UNABLE_TO_CLEAR) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX)~COMMENT: 2017-03-23: Diligence was instructed to test as though loan was not agency saleable, making it ineligible for the Temporary Agency QM designation or applicable HUD/VA QM designation. As a result, loan was tested against the permanent QM definition which utilizes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Appendix Q. Loan fails the permanent QM definition testing. Loan also fails one of the eight ATR Critical Underwriting Factors, resulting in a diligence designation of ATR Fail. Creditor did not provide documentation to support income for the last two years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-03-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   10: Finance charges under disclosed by $XXX which exceeds the $XXX for refinances. TIL itemization did not disclose a subordination recording fee of $XX as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.~COMMENT: 2017-03-10: GFE reflects good through date as 6/XX/2015.
XXX       XXX    1123647570 XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.~COMMENT:    3           *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information. - EV3                                                                *** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.~COMMENT: 2019-11-14: File is missing all income documention, Yes      Yes       Final HUD1   GA    8/XX/2014    Refinance     Primary     XXX        $XXX                  UTD          ATR Fail
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       2019-11-08: Missing appraisal/valuation. Subject loan closed 8/XX/14, after the disaster declaration date of                    *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3                       credit documention, all 1003's
                                                       *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV3                                                                                                    9/XX/2009.                                                                                                                      *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                                *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.~COMMENT: 2019-11-14: File is
                                                       *** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3                                                                                                                                    *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: Missing Final &                    *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to      missing all income documention, credit documention, all 1003's
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                           preliminary title.                                                                                                              repay. - EV3                                                                                                                                                                                                            *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability
                                                       *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                            *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.~COMMENT:             *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %,    to repay.~COMMENT: 2019-11-14: File is missing all income documention, credit documention, all 1003's
                                                       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                             2019-11-08: Missing hazard insurance policy. No document in loan file to be able to determine amount of annual                  LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3                                                                                                               *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are
                                                       *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3                                                                                                             hazard policy.                                                                                                                  *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3                                DTI: %, LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other~COMMENT: 2019-11-14: No approvals provided
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Document: Alternative Credit Documentation not provided~COMMENT: 2019-11-08: No credit documents             *** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3                                                              *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.~COMMENT: 2019-11-14: File is
                                                       *** (OPEN) Missing Document: Note - Senior Lien not provided - EV3                                                                                                                                                  found in the loan file.                                                                                                         *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3                                                                           missing all income documention, credit documention, all 1003's
                                                       *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2                                                                                             *** (OPEN) Missing Document: Note - Senior Lien not provided~COMMENT: 2019-11-08: Missing documentation for first               *** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3                                                    *** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.~COMMENT: 2019-11-14: File is missing all income documention, credit
                                                                                                                                                                                                                                                                           lien.                                                                                                                           *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer. - EV2  documention, all 1003's
                                                                                                                                                                                                                                                                           *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline                             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2     *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to
                                                                                                                                                                                                                                                                           requirements.~COMMENT: 2019-11-08: Missing hazard insurance policy.                                                             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2     consumer.~COMMENT: 2019-11-08: Missing disclosure
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          property.~COMMENT: 2019-11-08: Missing appraisal/valuation report
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with   *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information.~COMMENT: 2019-11-14:
                                                                                                                                                                                                                                                                                                                                                                                                           using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2                                                                                                                    File is missing all income documention, credit documention, all 1003's
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-
                                                                                                                                                                                                                                                                                                                                                                                                           Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014. - EV2
XXX       XXX    1123650168 XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      PA    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV3                                                                                                                                                                                                                                    *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           performed. - EV2
                                                       *** (OPEN) Missing Document: Approval not provided - EV3                                                                                                                                                                                                                                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       testing. - EV2
                                                       *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                                                                                                                                                                                                                   *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with
                                                       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                        using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                       *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3                                                                                                                                                                                                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                       *** (OPEN) Missing Document: Note - Senior Lien not provided - EV3                                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of
                                                       *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2                                                                                                                                                                                                                             07/XX/2014 which is one month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1126243826 XXX       3        3       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                                  Yes       Final HUD1   WV    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       XXX    1126244675 XXX       3        3       *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3                                                                                                                                                                                                                                            3           *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act:       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan  Yes      Yes       Final HUD1   WV    8/XX/2014    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       Borrower not charged actual amount for third party fees. - EV3                                                                                                                                                          Application Date.~COMMENT: 2021-01-11: Unable to verify
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): Unable to determine if mortgage loan contains an impermissible prepayment penalty due to missing information. - EV2
XXX       XXX    1126255697 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126249746 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                     NM    1/XX/2015    Refinance     Primary     XXX        $XXX
XXX       XXX    1126249593 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126254223 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126251825 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126257901 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126258080 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126259965 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126250687 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126258013 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126263433 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126261709 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126261304 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126269609 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126268065 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126268401 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126272094 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126275734 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126279309 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126283562 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126300373 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126303025 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126304301 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126304650 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126309507 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126314164 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126316639 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126322683 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126333046 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126338261 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126336661 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126336695 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126339121 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126343649 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    1126343105 XXX       1        1                                                                                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No                                                                             $XXX
XXX       XXX    120381231  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    2/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    120381244  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 month(s) prior to consummation.  A 2                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           month lookback was used to determine this application date. - EV2
XXX       XXX    120381159  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    CT    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                        stamped
XXX       XXX    120381096  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    TN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    120408674  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is the consummation date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Initial TIL not provided - EV2
XXX       XXX    121240178  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    7/XX/2007    Refinance     Investment  XXX        $XXX
XXX       XXX    121786374  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   PA    4/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    121788674  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   SC    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Consumer Protection Code (Co-Signer Disclosure Not Provided): South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner
                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Consumer Protection Code - Attorney Preference Disclosure Not Provided within 3 Business Days of Application: Unable to determine compliance with SC Attorney/Insurer Preference Disclosure timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121788690  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    121791191  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    121788642  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided.                                          2           *** (OPEN) Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of                                                                                                                                                                                                                       Yes      Yes       Final HUD1   CO    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 homeowners insurance if obtained from lender and that borrower may choose insurance provider. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
XXX       XXX    121786995  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                             *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien~COMMENT: 2017-07-11: The loan transmittal sheet shows that there is an additional mortgage on the property of $XXX.       Yes      Yes       HELOC        FL    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A        There is no other information in regards to this loan that can be found in the documentation provided.                                                                                                                             Agreement
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121786974  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Missing Appraisal.                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      Yes       HELOC        FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                                                                                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    121787190  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   OR    5/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    121788627  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999. - EV2
XXX       XXX    121790692  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121790700  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    3/XX/2007                  Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121790717  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-13: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                             No        Missing      CA    4/XX/2007                  Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    121790729  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-13: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      FL    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121787215  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   KS    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    121790739  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
XXX       XXX    121790751  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
XXX       XXX    121818313  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (State High Cost) California Covered Loan (Stated APR): California Anti-Predatory Lending Statute: Final TIL APR Threshold is exceeded by 0.22800%. Final TIL APR of XXX% exceeds a threshold of 12.69000%                                                                                                                                                                                                                  Yes      No        Missing      CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           based on the US Treasury for comparable maturities of 4.69000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    121791104  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                              Yes      Yes       Final HUD1   MI    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121791136  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121791173  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    121818478  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       XXX    121818449  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost) New York High-Cost Loan (Calculated APR/Rate): New York Anti-Predatory Lending Statute: Rate Threshold is exceeded by XXX%. Rate of XXX% exceeds a threshold of XXX% based on the US                                                                                                                                                                                                                       Yes      Yes       Final HUD1   NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    121787237  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    10/XX/2005   Refinance     Primary     XXX        $XXX
XXX       XXX    121791245  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) Note Error: Note grace period days less than minimum per state~COMMENT: 2017-07-14: Late charge not allowed per state (NJ).  10 days per Note is less than 15 days allowed per state.                Yes      No        Missing      NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121787564  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not Provided                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               11: TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    121786126  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   IL    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                       *** (CLEARED) Missing Documents: Missing other financing information.: Lien Position: 1 - EV1                                                                                                                                                                                                                                                       *** (CLEARED) Missing Final HUD-1 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       XXX    121787375  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121787809  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    7/XX/1998    Refinance     Primary     XXX        $XXX
XXX       XXX    121787417  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121787373  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   TX    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A        14: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
XXX       XXX    121787601  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/01/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121787585  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (CLEARED) Missing Valuation:~COMMENT: 2017-07-31: Missing Appraisal.                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (CLEARED) Missing Valuation: - EV1                                                                                                                                                                                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       XXX    121790769  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2017-07-11: File contains only Mortgage with Riders. Insufficient documents to complete Compliance.                                                        No        Missing                                                              $XXX
XXX       XXX    121786582  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    7/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    121791279  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    121791049  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121790959  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not Provided                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state~COMMENT: 2017-07-11: Maximum late charge paid to a financial services company in HI on a 2nd lien is 5%                            No       No        Missing      HI    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121788040  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      No        Final HUD1   OH    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121785935  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NY    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121787733  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-17: Missing Appraisal.                                               3           *** (OPEN) (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information.  State compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                              No       No        Missing      CO    6/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Note Error: Principal and interest payment is blank.~COMMENT: 2017-07-17: Note does not disclose monthly             *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                       *** (OPEN) Note Error: Principal and interest payment is blank. - EV3                                                                                                                                               P&I payment.                                                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    121788184  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Appraisal not provided                                           3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                    No       No        Missing      FL    7/XX/1987    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1987 which is 1 months prior to consummation.  A
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        lookback was performed to determine this application date.   The final date used for testing was 01/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    121790898  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121790917  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      PA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121788001  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121791078  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        HELOC Fee Agreement - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121786257  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      VA    4/XX/2006    Purchase      Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    121786297  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: Appraisal not Provided                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MO    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    121787698  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-17: Appraisal not provided                                           3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                             No        Missing      GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    121786323  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                    Yes      No        Missing      PA    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121788837  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    121789026  XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                                                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121789038  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final
                                                                                                                                                                                                                                                                                                                                                                                                           HELOC Fee Agreement - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121789065  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    1/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    121789067  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    121789090  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121789087  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OH    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                HELOC Fee Agreement - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    121789128  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   MO    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121789387  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-08-02: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    121789171  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                HELOC Fee Agreement - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided Timely at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                           penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    121786526  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121786819  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XXX%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX% tolerance. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   MA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       11: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    121787207  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A        11: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       XXX    121786784  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    121786737  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2017-07-13: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    121786486  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TN    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    121786436  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121786430  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      TX    3/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    121786172  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       XXX    121815665  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    121789286  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   HI    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789357  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A        13: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789412  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    7/XX/2006    Purchase      Second Home XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121789438  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   No       Yes       Final HUD1   RI    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   11: TIL itemization did not disclose a closing settlement fee of $XXX and a courier fee of $XXX as prepaid finance charges.
XXX       XXX    121789442  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NV    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
XXX       XXX    121789462  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    121789586  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2                                                                                                                *** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements~COMMENT: 2017-07-13: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for   No       Yes       Final HUD1   OH    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A        OH second lien prior to 2007 loan is 3%, 2%, 1% - note states 5%, 5%, 5%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       XXX    121789602  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       XXX    121789640  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    9/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    121789675  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   AR    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789671  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   CA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        11: Unable to determine under disclosure of $XXX due to missing detailed itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    1022325828 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
XXX       XXX    1022325771 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789783  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title: Evidence of title is missing - EV3
XXX       XXX    121789826  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NC    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of US Treasury 4.3800% +
                                                                                                                                                                                                                                                                                                                                                                                                           5%, or 9.38000% and Conventional Mortgage Rate 5.9800% + 3.75%, or 9.73000%.  Compliant Rate Spread Home Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789834  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                                                                                                                                                            lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789850  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CO    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789870  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  No       Yes       Estimated    AZ    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121789916  XXX       2                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2017-07-18: Note is missing page 2       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       XXX    121789934  XXX       2                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2017-07-13: Missing pages 1-2.           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       XXX    121790242  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   WI    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
XXX       XXX    121789990  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
XXX       XXX    121790003  XXX       2                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2017-07-11: Missing page two             2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    121790067  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121790075  XXX       2                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2017-07-13: Missing page 1               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121790104  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   GA    12/XX/2006   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    121790135  XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title was found in file. - EV1                                                                                                                                                                                                                                                2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121788399  XXX       2                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                    2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MI    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       XXX    121790219  XXX       3                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                    3           *** (OPEN) (Missing Data) Last Transaction Date : Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    121790346  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (CLEARED) Missing Valuation:~COMMENT: 2017-07-31: Missing Appraisal.                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A
                                                       *** (CLEARED) Missing Valuation: - EV1                                                                                                                                                                                                                                                                                                              lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       XXX    121790340  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (CLEARED) Missing Valuation:~COMMENT: 2017-07-31: Appraisal not provided                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A
                                                       *** (CLEARED) Missing Valuation: - EV1                                                                                                                                                                                                                                                                                                              lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing - EV1
XXX       XXX    121817614  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (CLEARED) Missing Valuation:~COMMENT: 2017-07-31: Missing Appraisal.                                            3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   IN    6/XX/1998    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Federal Total Loan Amount and $XXX (1998). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (1998) (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - 31: Itemization did not disclose an appraisal fee of $XXX as prepaid finance charge.
                                                       *** (CLEARED) Missing Valuation: - EV1                                                                                                                                                                                                                                                                                                              EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1997. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       XXX    121790540  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MO    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121786815  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   MA    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       11: Unable to determine under disclosure due to missing the Itemization of Amount Financed.
XXX       XXX    121786733  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       14: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       XXX    121786802  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
XXX       XXX    121787205  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    121813800  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,019.81 is underdisclosed from calculated Finance Charge of $7,249.44 in the amount of                 No       Yes       Final HUD1   PA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX% tolerance. - EV2                       $1,229.63.~COMMENT: 2017-07-11: There is a Seller credit on page one of HUD for $XXX which is not itemized therefore excluded.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $6,019.81 is underdisclosed from calculated Finance Charge of $7,249.44 in the amount of $1,229.63. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
XXX       XXX    121786727  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   PA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
XXX       XXX    121786646  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   No       Yes       Final HUD1   PA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       11: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX    121786779  XXX       1                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    2/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    121788606  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   GA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
XXX       XXX    121790937  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-14: No Appraisal provided.                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    121786685  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    10/XX/2005   Purchase      Primary     XXX        $XXX
XXX       XXX    121791324  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    11/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (CLEARED) Title: Evidence of title is missing - EV1                                                                                                                                                                                                                                                                                             lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Alternate source used for application date - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       XXX    121818582  XXX       3                *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                *** (CLEARED) Missing Valuation:~COMMENT: 2017-07-31: Appraisal not provided.                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (CLEARED) Missing Valuation: - EV1                                                                                                                                                                                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       XXX    121791377  XXX       1                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Title: Evidence of title is missing - EV3
XXX       XXX    121788712  XXX       3                *** (OPEN) 1003 Error: Creditor Application Date was not provided - EV3                                                                                                                                             *** (OPEN) Title: Evidence of title is missing~COMMENT: 2017-07-11: Preliminary and Final Title reports missing     3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing                         Refinance     UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    121790637  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-16: Missing Appraisal.                                               3           *** (OPEN) Missing Final HUD-1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                             No        Missing      GA    11/XX/1998                 Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    121786000  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    9/XX/2006    Purchase      Second Home XXX        $XXX
XXX       XXX    121813241  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    121785969  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    6/XX/2008    Purchase      Primary     XXX        $XXX
XXX       XXX    121813231  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    121785967  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                               2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   WI    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    121790662  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2017-07-17: Appraisal not provided                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2017-07-   Yes      Yes       Final HUD1   MO    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       25: Unable to determine under disclosure due to missing itemization of amount financed
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing - EV1
XXX       XXX    121816076  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided~COMMENT: 2017-07-14: Missing page 2-   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      No        HELOC        TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               11.                                                                                                                             Value" of homestead property securing loan. - EV3                                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Missing Valuation:~COMMENT: 2017-07-18: Missing Appraisal.                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                - EV3
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Unable to test rescission period due to missing information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(2))  HELOC agreement allows advances under $4,000: Texas Constitution 50(t)(2):  HELOC agreement permits a single debit or advance in an amount less than $XXX. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(8)(B))  During the repayment period installments are not equal: Texas Constitution 50(t)(8)(B):  After the period during which the owner may request advances, installments are not substantially equal. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    121895574  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   MA    1/XX/2009    Refinance     Primary     XXX        $XXX
XXX       XXX    124549619  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        PA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
XXX       XXX    124515075  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124522944  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-06: The RTC was not        Yes      No        Missing      IL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124550402  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OH    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124523192  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MN    9/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    124515444  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    124523188  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      No        Final HUD1   CT    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124523410  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      No        Final HUD1   NJ    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124523425  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    124523528  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124516525  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124517136  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124523812  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124517458  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MI    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124517533  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124517587  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
XXX       XXX    124517700  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   HI    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124518302  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    124518342  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   PA    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124517957  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MN    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124518071  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124524699  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124551810  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    124518287  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
XXX       XXX    124524531  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    124518526  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124518585  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   UT    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124518604  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    124551983  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   AL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1025059510 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    124518829  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124518882  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       Final HUD1   PA    3/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    124519922  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124547509  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Indiana Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124548202  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           03/XX/2007 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124525379  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC Not signed by      Yes      No        Missing      WA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            borrower.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124526506  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Right to cancel not    Yes      No        Missing      CA    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527988  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-10: Missing both Prelim    2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: No RTC in file         Yes      No        HELOC        GA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               and Final title policy                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                                      lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124528468  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not provided           Yes      No        Missing      NJ    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124555908  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-08-10: grace   Yes      No        HELOC        NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         period is 10 days in HELOC agreement                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.~COMMENT: 2018-08-10:
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Unable to determine prior lender
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2                                                       Loan Application Date.~COMMENT: 2018-08-10: Missing applications
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not signed lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Plan with Index That Cannot be Obtained by Borrower: Truth in Lending Act (HELOC): Credit plan contains an index that cannot be independently obtained by the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    124529871  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      VA    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    124530007  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/31/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522397  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MO    1/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    124549831  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MO    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522584  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124522592  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 Yes      No        HELOC        NJ    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    124522970  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   KY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    124522997  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522977  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CO    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124543210  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124523505  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    124523727  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    124544068  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124544309  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from  Yes      Yes       Final HUD1   OH    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A        transaction date of 03/XX/2007.~COMMENT: 2018-08-07: The HUD had a wording stating " after expiration of any applicable rescission period required by law"
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                           Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    124516983  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       Final HUD1   MD    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124544438  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total Loan Amount.                                                                                                                                                                                                                       Yes      Yes       Final HUD1   GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High-Cost Loans. - EV3
XXX       XXX    124517145  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NH    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124551469  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124524712  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124518076  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124518327  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    AL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    124524449  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   VA    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124524849  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for                                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           review. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    124518352  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124524452  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124518743  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   HI    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124519751  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      WI    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124519545  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520698  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520922  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    124521066  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124548654  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-09: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-09: XXX% late charge exceeds 2% maximum per state NY.                                             Yes      Yes       Final HUD1   NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124525139  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-14: No document in file.   Yes      No        Missing      AZ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124526861  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001. - EV2
XXX       XXX    124526868  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-12: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not Provided           Yes      No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526885  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Document not provided. Yes      No        HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124527365  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not provided       Yes      No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124528063  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Verified.              Yes      No        Missing      VA    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124546680  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NJ    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124517528  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   KY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124519619  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      No        Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124522787  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
XXX       XXX    124522918  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124522467  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   LA    1/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    124523457  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124517691  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124517670  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   LA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124517025  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MO    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    124542772  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NH    11/XX/2005   Purchase      Primary     XXX        $XXX
XXX       XXX    124522234  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124521836  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124515914  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124521374  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-09: Appraisal not provided                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      No        Line of      AZ    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    124516751  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   IN    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124528661  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    124521960  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC missing in file    Yes      Yes       HELOC        MA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124515128  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124542390  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-08-   Yes      Yes       Final HUD1   GA    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       08: Under-disclosure is fee related. Final TIL Itemization does not reflect the second mortgage interest charges in the amount of $XXX as prepaid finance charges.
XXX       XXX    124522565  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                      Yes      Yes       Final HUD1   MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
XXX       XXX    124522814  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124523081  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        CA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124523333  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   KY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    124523330  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OK    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    124523376  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NJ    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    124543160  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   IL    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
XXX       XXX    124523521  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NC    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124516189  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) North Carolina Subordinate Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-07: XXX% late charge exceeds $XXX maximum per state (NC).                  Yes      Yes       Final HUD1   NC    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina Subordinate Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
XXX       XXX    124516552  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MI    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124516741  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   DE    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
XXX       XXX    124516851  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX - EV2                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-08-   Yes      Yes       Final HUD1   CO    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure 07: The TIL Itemization does not disclose a settlement/closing fee of $XXX, a wire/funding fee of $XXX and prepaid interest of -$XXX as prepaid finance charges as reflected on the hud.
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124551184  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124551324  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OR    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124517428  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124524200  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124524639  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124518014  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   AL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    124524368  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    124524796  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124524442  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    124518988  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    124524579  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   VA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    124525012  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124519102  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124524747  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124552111  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124519236  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   UT    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    124524839  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and        Yes      Yes       Final HUD1   MT    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     compliance with fee disclosure requirements.~COMMENT: 2018-08-08: HELOC Fee Agreement did not disclose the Costs and Fees of $XXX at Account opening.
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    124519010  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124520091  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124519629  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NC    9/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124547208  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   OH    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520477  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520126  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520290  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       XXX    124520766  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124525186  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-09: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Notice of Right to     Yes      No        Missing      AZ    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Cancel provided, however Consumer's Signature is missing.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527248  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Right to Cancel        Yes      No        Missing      CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            disclosure is not present in file.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124528771  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526459  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: RTC not provided       Yes      No        HELOC        CA    12/XX/1997   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                                                                                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1997. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124523295  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   RI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
XXX       XXX    124519468  XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    124518098  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    124515500  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CO    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124554041  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not provided.      Yes      No        Missing      CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522106  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: RTC document missing   Yes      No        Missing      OR    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124515728  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    124521941  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: Missing signature      Yes      No        HELOC        MA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124522786  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    11/XX/2003   Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                                                          Permanent
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124549949  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
XXX       XXX    124522617  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      No        Final HUD1   NJ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124523022  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    7/XX/2005    Refinance     Investment  XXX        $XXX
XXX       XXX    124550776  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    124516002  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127160731  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124523682  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    124543907  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124516736  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-08-   Yes      Yes       Final HUD1   NM    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure 07: TIL itemization did not disclose a Settlement fee of $XXX as a prepaid finance charge to applicant within three (3) business days of application. - EV2
XXX       XXX    124544289  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124524064  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    124517804  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124524243  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124524324  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   NY    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124545689  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    124545794  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   TN    9/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124524718  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124524688  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124520036  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state~COMMENT: 2018-08-09: XX% late charge exceeds XX% maximum per state (OR).                                                           Yes      Yes       Final HUD1   OR    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-09: XX% late charge exceeds XX% maximum per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124521074  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   NH    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124521751  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124556095  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CT    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124528779  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not provided           Yes      No        HELOC        CT    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124529833  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: missing                Yes      No        Missing      VA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522773  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MO    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    124522216  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: Borrower did not date  Yes      No        Missing      VA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            signature.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124523361  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    124543132  XXX       1                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    1/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    124516873  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    124517406  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   AL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 05/XX/2007. - EV2
XXX       XXX    124517503  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124517904  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NH    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    124524282  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    124518900  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                                                                                                                                                                                                                                                                                          Yes      Yes       Final HUD1   MO    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    124546411  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124515392  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124523227  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124516021  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       HELOC        CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124516133  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124517160  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  No       Yes       Estimated    MN    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124551268  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CO    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124523915  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high  Yes      Yes       Final HUD1   WA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost     cost testing~COMMENT: 2018-08-08: The variance includes line 1400 on the HUD reflects the  Total Settlement Charges as $XXX but the column total of fees is $XXX and does not reflect a Lender Credit as shown
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2                                                                                                                                                                                                           on the HELOC Agreement..
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    124545082  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  No       Yes       Estimated    HI    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       XXX    124545157  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124518207  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124518262  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   PA    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124518696  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    124524857  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    8/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    124519353  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    No       Yes       Final HUD1   OK    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124520373  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MN    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520181  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124520140  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124521125  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124521296  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   ME    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    124524885  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124524881  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Right to Cancel was    Yes      No        Missing      NC    6/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided but is not signed or dated.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2018-08-09: Unable to determine to missing docs.
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124525053  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: RTC is missing from    Yes      No        Missing      SC    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3                                                                                                                                                                                                                                                     with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124521349  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-09: Grace period not allowed per state of OR-minimum grace period for OR loan is 15 days-   Yes      No        HELOC        OR    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  note states 10 days.                                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Right to cancel is not
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2                                                                                                       present in file documents.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526326  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: RTC not signed         Yes      No        Missing      FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124521568  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: RTC missing from file  Yes      No        Missing      FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124521981  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing                Yes      No        HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124554208  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-12: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not found          Yes      No        Missing      CA    6/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Title: Evidence of title is missing - EV3                                                                                                                                                                                                                                                                                                with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/19/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124554457  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-10: Final Title Policy is  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: The RTC in the file    Yes      No        Missing      CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               missing. No evidence of title in file.                                                                                          compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            was not signed or dated.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-08-10: Missing Final 1003.                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Valuation:~COMMENT: 2018-08-12: Appraisal not provided                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124527060  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-12: Unable to determine.   Yes      No        Missing      CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124554481  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Document not provided  Yes      No        Missing      CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124554522  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing.               Yes      No        Missing      CA    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124527121  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Unable to deternine    Yes      No        Missing      CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522127  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not provided       Yes      No        Missing      CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124554775  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124555056  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: 10 day grace period is less than 15 day minimum per state (NY).                       Yes      No        Missing      NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-XXX% late charge exceeds state (NY) limit of XXX%.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527729  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: 10 day grace period is less than 15 day minimum per state (NY).                       Yes      No        HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-10: XXX% late charge exceeds XXX% maximum per state (NY).                                                            Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124549251  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Information was not    Yes      No        Missing      MD    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            found.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
XXX       XXX    124555601  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: 10 day grace period is less than 15 day minimum per state (PA)   Yes      No        HELOC        PA    7/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001. - EV2
XXX       XXX    124521907  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124528544  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      NJ    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    124529396  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      KS    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124556961  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      No        Line of      IL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A                                                                                                                                                                                                                                       Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
XXX       XXX    124557314  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/10/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: missing                Yes      No        HELOC        VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124529959  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-15: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-14: Unable to determine    Yes      No        Missing      VA    6/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124525014  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Missing Right to       Yes      No        Missing      SC    2/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Cancel Notice
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124529847  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: UTD with available     Yes      No        Missing      VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            documentation.HELOC
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124549374  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: RTC is missing         Yes      No        Missing      MA    10/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124522192  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: 10 day grace period is less than 15 day minimum per state (NY).                       Yes      No        Missing      NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-10: XXX% late charge exceeds XXX% maximum per state (NY).
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not provided.
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124522480  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not provided.          Yes      No        HELOC        MI    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124521712  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Form missing           Yes      No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124521934  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-10: Missing Documents      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-08-10: Missing   Yes      No        Missing      CT    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Appraisal
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing Documents with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
XXX       XXX    124521606  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-12: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: missing                Yes      No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124519872  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    124521779  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-14: missing ROR            Yes      No        Missing      NY    5/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124548966  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Document: Stated not provided~COMMENT: 2018-08-10: Appraisal not provided.                       3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: .                      Yes      No        Missing      CA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Stated not provided - EV3                                                                                                                                                                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124528040  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-15: Missing ROR            Yes      No        Missing      MD    12/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124518150  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124548230  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           02/XX/2009 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124549821  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/02/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   LA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    124522562  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   WA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
XXX       XXX    124522520  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-08: Missing Documents      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                                             signed or
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 08/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    124523091  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   WA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1123721688 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   VA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124550464  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   PA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124544679  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
XXX       XXX    124551317  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124517695  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    124518403  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CO    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Colorado Consumer Credit Code (Second Lien Credit Score Disclosure Not Provided): Unable to test due to missing credit score disclosure information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124518476  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   PA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    127151532  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NC    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124524778  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MN    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage"
                                                                                                                                                                                                                                                                                                                                                                                                           without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    124525212  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    124546560  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    124548156  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          3           *** (OPEN) (Doc Error) HUD Error: Contract sales price is blank. - EV3                                                                                                                                                                                                                                                                                                                                                                  Yes      Yes       Final HUD1   TX    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    124521183  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    124525075  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-09: 10 day grade period is less than 15 day minimum per state (OR).                         Yes      No        Missing      OR    8/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124521355  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Right to Cancel not    Yes      No        Missing      AZ    10/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124521402  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        Line of      AZ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    124525644  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      WA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
XXX       XXX    124553965  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Right to cancel was    Yes      No        HELOC        CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A        not provided.                                                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124527082  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Unable to determine    Yes      No        Missing      CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124528338  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-08-10: Grace   Yes      Yes       HELOC        NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days                                                                                                                                       Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-08-10: Missing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
XXX       XXX    124555864  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-08-10: The 10  Yes      No        Missing      NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            day grace period is less than the 15 day minimum state NJ.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124528987  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-08-10: Grace   Yes      No        Missing      NJ    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Right of Rescission
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     not provided
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                     lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124522869  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522037  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-12: No appraisal provided                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not found          Yes      No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124549174  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: 10 day grace period is less than 15 day minimum per state of NY.                      Yes      No        Missing      NY    1/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-10: 5% late charge exceeds 2% maximum per state of NY.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Right of Rescission
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2                                                                                                                                                                                 was not available in review file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124522826  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost     *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-11: The note states a late charge within 15 days of the payment due date Yes      Yes       Final HUD1   MA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2                                                                                                                                                                                                           of 3% of the amount of principal and interest. This is within state guidelines that states:   The amount of any late fee may not exceed 3% of the amount of principal and interest then overdue and may not
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2                                                                                             include the amount of any periodic payment representing estimated tax payments.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124515558  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    4/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    124523806  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Second Home XXX        $XXX
XXX       XXX    124550869  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-07: Not provided           Yes      Yes       HELOC        CT    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124516286  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MN    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    124523717  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CO    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    124523955  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-08-15: Appraisal not provided.                                          2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   SC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title Evidence is not a standard policy. - EV3                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    124523984  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    124524013  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   TN    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    124518523  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   WA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       XXX    124524527  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124518626  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124546053  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   LA    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124524724  XXX       1                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-08-15: Appraisal not provided.                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    124520420  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-09: 11 day grace period is less than 15 day minimum per state (PA).  Yes      Yes       Final HUD1   PA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    124520453  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    126011216  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      NC    3/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3
XXX       XXX    124525106  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-14: Right to Cancel not in Yes      No        Missing      AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124525210  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      AZ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124525720  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: The RTC  document was  Yes      No        Missing      WA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            not provided, missing from the loan file.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Final HUD-1 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124525432  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing disclosures    Yes      No        Missing      FL    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127190002  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      FL    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124525455  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Not provided           Yes      No        Missing      FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124525899  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: The Right to Cancel    Yes      No        Missing      FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            was not provided.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124553391  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124526001  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: The RTC document is    Yes      Yes       HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            missing from the loan file.                                                                                                                                                                                                        Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Final HUD-1 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1025061205 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-10: Appraisal was not provided.                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      FL    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    124526461  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: no appraisal provided                                            3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-14: RTC missing            Yes      No        Missing      CA    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526545  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: missing document       Yes      No        Missing      CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124526731  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-08-10: Appraisal Yes      No        Missing      CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            not provided
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526788  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-15: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing.               Yes      No        Missing      CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124526902  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: The RTC was not found  Yes      No        HELOC        CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  in the file.                                                                                                                                                                                                                       Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124554587  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-10: Missing Documents      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-08-10: Missing   Yes      No        Missing      CA    2/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Appraisal
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Missing Documents
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527256  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Information was not    Yes      No        Missing      CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            found.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527333  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not Provided to the    Yes      No        Missing      CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file.
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124527315  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    124527393  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC not found          Yes      No        HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124555176  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-10: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        Missing      NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            states 10 days
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-10: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127165192  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-08-13: Missing.               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-08-10: Not provided.                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    124527957  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Right to cancel was    Yes      No        Missing      GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            not provided to verify.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124528580  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: Not provided           Yes      No        HELOC        PA    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124528825  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-08-10: 10 day  Yes      No        Missing      NJ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            grace period is less than 15 day minimum per state (NJ).
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124556278  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-08-13: Unable to Yes      No        Missing      MA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            verify due to missing information
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-08-13: 10 day grace period is less than 15X day minimum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-08-13: 5% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  due to missing documentation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124557018  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    124530188  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      No        Line of      VA    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002. - EV2
XXX       XXX    131955300  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: Right to cancel not    Yes      No        Missing      VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124529915  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-11: not provided for reiew Yes      No        Line of      VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124522188  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-13: Missing                Yes      No        Missing      VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124549173  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-13: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-10: RTC was not provided.  Yes      No        HELOC        NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124518854  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    124521469  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    124521984  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      MA    1/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    124521732  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: Signature and date not Yes      No        Missing      AZ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1025060757 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-14: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-08-09: RTC not provided       Yes      No        Missing      FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    124520437  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-08-09: Appraisal not provided.                                          3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MA    4/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123650111 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    1/XX/2013    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123721353 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649882 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123723040 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: The file is missing    2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance        Yes      No        HELOC        CT    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               the preliminary and final title.                                                                                                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  testing.~COMMENT: 2018-10-05: The file is missing the HUD1 and any evidence of the disbursement date.                                                                                                                              Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-05: The file is missing all applications.                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-05: The file
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        is missing appraisal and any documentation to verify the value.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.~COMMENT: 2018-10-05: RTC is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.~COMMENT: 2018-10-05: I am not able to
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                            verify the property type.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                  *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.~COMMENT: 2018-10-05: The file is missing the HELOC brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.~COMMENT: 2018-10-05: The file is missing the HELOC important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Terms
XXX       XXX    1123645622 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MD    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123646564 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   OR    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123724428 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/22/2008. - EV2
XXX       XXX    1123648840 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                               *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2018-10-03: missing 1003 and other docs to verify occupancy                            Yes      No        Final HUD1   MA    5/XX/2001    Purchase      UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123649238 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123649266 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title Evidence is not a standard policy. - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower~so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-03: Late charge of 4% exceeds MA - maximum 3%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-08: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    to be final,expected funding date same as disbursement and/or note date but is not signed or dated by borrower~so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    1123723064 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123647163 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123724432 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123649924 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           07/XX/2006 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXX% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123649720 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NM    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
XXX       XXX    1123649805 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-11-02: File does not contain either Preliminary or    2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        FL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Final Title.                                                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1123649943 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Missing the RTC in     Yes      No        HELOC        GA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  acuity to verify core information                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602946  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Unable to determine    Yes      Yes       HELOC        VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  due to missing disbursement date.                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587914  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    125628117  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      MA    6/XX/2000    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    125600798  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Line of      CT    4/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                          Closing
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Statement
XXX       XXX    125600388  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-03: No title provided.     3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CT    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125597554  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: The loan file is       Yes      Yes       HELOC        CA    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing the RTC documents.                                                                                                                                                                                                         Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125624877  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    125596787  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Req'd comment          Yes      Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                       *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596103  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Required               Yes      Yes       HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    125622810  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-06: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: .                      Yes      No        HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594485  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125593938  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing RTC from loan  Yes      No        HELOC        FL    7/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  file.                                                                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593734  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing form on file.  Yes      No        HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125593558  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: RTC is not signed.     Yes      No        HELOC        FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    125593471  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Not provided           Yes      No        HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125592232  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        WA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    125590871  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-29: Notice of Right to     Yes      No        Missing      NC    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Cancel not provided.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125586351  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-29: X% late charge exceeds 3% maximum per state (MA).                                        Yes      Yes       Final HUD1   MA    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125585539  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   SC    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
XXX       XXX    125611099  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125583719  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125583584  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   WA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125590595  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125590571  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    4/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    125581692  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125581625  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 12/XX/2007. - EV2
XXX       XXX    125590255  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    125581518  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125581389  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of USTreasury
                                                                                                                                                                                                                                                                                                                                                                                                           4.7200% + 5%, or 9.72000%.  Compliant Subprime Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125590106  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125608627  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    8/XX/2007    Refinance     Investment  XXX        $XXX
XXX       XXX    125581166  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OR    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3
XXX       XXX    125581002  XXX       1                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125580919  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    8/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125580457  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   TX    5/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125589523  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   AL    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125589453  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    125579229  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125579111  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NV    5/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125589027  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/17/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Final HUD1   NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125616366  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125588997  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CO    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125588917  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2                                                                                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125616169  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CO    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    125588651  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OH    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125588546  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    125588450  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MI    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    125587775  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    7/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    125587668  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   OK    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125577503  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       No        Final HUD1   NJ    4/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2
XXX       XXX    125588038  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-29: RTC is missing         Yes      Yes       HELOC        CO    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587967  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   PA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    125588073  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    125616094  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CT    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    125578491  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MD    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125578169  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries                                                                                                                                                                                                                     Yes      Yes       Final HUD1   SC    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           about the origination and making of the loan. - EV2
XXX       XXX    125589212  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    125579314  XXX       1                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    7/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125580738  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125589746  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MN    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125608011  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   KS    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125581042  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125590313  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    125617703  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125590457  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   SC    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    125581913  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125582944  XXX       2                *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                 *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125583460  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      IL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (County High Cost) Cook County Threshold Loan (Calculated APR/Rate): Cook County Predatory Lending Ordinance: APR Threshold is exceeded by XXX%. APR of XXX% exceeds a threshold of XXX% based on the US
                                                                                                                                                                                                                                                                                                                                                                                                           Treasury for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%.  Non-Compliant High Cost Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125585091  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125585680  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NH    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    125585701  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   CA    7/XX/2007    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       XXX    125585761  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1123649607 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-11-29: Appraisal not provided                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/20/2007. - EV2
XXX       XXX    125591444  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-29: Missing RTC            Yes      No        Missing      AZ    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125591514  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal missing from loan file.                                2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-12-05: Missing RTC from loan  Yes      No        HELOC        AZ    2/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                 file.                                                                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125592682  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2 *** (OPEN) Note Error: Note grace period days less than minimum per state~COMMENT: 2018-11-30: 8 day grace period is less than 10 day minimum per state (WA).                                                   Yes      No        HELOC        WA    8/XX/2000    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-29: Not provided                              Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125592677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-11-30: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    125613922  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: RTC not found in file  Yes      No        HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586651  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-11-30: Appraisal not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: The RTC is missing     Yes      No        HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  from the loan file.                                                                                                                                                                                                                Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595389  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: The RTC documentation  Yes      Yes       HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2                                                                                                       was not provided.                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595415  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-03: Appraisal not provided.                                          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing RTC            Yes      No        HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125596044  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Right to cancel was    Yes      No        HELOC        CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not in the file                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595833  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: The RTC is missing     Yes      No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  from the loan file.                                                                                                                                                                                                                Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597472  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125597457  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: RTC missing            Yes      No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598873  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing RTC            Yes      No        Missing      IL    9/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125598855  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing RTC            Yes      No        HELOC        MD    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125598955  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-12-05: RTC was not located in Yes      No        Missing      MD    2/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            the loan file.
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125599216  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-11-30: No appraisal report provided.                                    2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing RTC            Yes      No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599339  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: Missing the RTC on     Yes      No        HELOC        TN    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A        file.                                                                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125601252  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Valuation:~COMMENT: 2018-12-05: Appraisal Not provided                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-30: The RTC is missing.    Yes      No        Missing      MI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Valuation: - EV3                                                                                                                                                                                                                                                                                                                 with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125618677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-02: 10 day Grace period exceeds with 15 maximum per state(OR)                               Yes      Yes       HELOC        OR    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-02: Missing                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587879  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125587993  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                                             signed or
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 09/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    125588047  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
XXX       XXX    125588064  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OR    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
XXX       XXX    125588122  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      No        Final HUD1   CA    4/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    125588129  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125588308  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    125588332  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    7/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    125577616  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-03: No evidence of         2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   KS    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           Preliminary or Final Title in the file.                                                                                         testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    125588456  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       HELOC        CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125588462  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NH    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    125588511  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MO    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    125577942  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    1/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    125616229  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AZ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    125578225  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    125578656  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       XXX    125578682  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   WA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
XXX       XXX    125589190  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    11/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    125578797  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    125579054  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    125579087  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125579583  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125579290  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NJ    6/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125579412  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125579510  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125579595  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125579579  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   OR    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125589312  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    5/XX/2007    Refinance     Investment  XXX        $XXX
XXX       XXX    125579943  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125580076  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-10-   No       Yes       Final HUD1   CA    6/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       10: Finance charges are under disclosed by $XXX due to the settlement fee of $XXX not being included as a prepaid finance charge per the itemization of amount financed.
XXX       XXX    125580088  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   TN    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125580155  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title".
XXX       XXX    125607558  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
XXX       XXX    125589597  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                 Yes      Yes       Estimated    PA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                              HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125617037  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    6/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125589703  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   FL    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125589763  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   NV    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    125580660  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   PA    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125608226  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
XXX       XXX    125608349  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on No       Yes       Final HUD1   FL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the     the Occupancy Type of Second Home)~COMMENT: 2018-10-11: The declarations section of 1003 reflects the borrower intends to occupy the subject property as a primary residence, but page 1 of the final 1003 and
                                                                                                                                                                                                                                                                                                                                                                                                           Occupancy Type of Second Home) - EV2                                                                                                                                                                                    lock agreement reflect second home occupancy.  Compliance testing completed using occupancy of Primary with no high cost impact.
XXX       XXX    125581033  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    125581226  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    125581432  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: File does not contain  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   IL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125608862  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    125608890  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MO    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125590246  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    125581501  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    125617628  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125581577  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    125581673  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX% tolerance. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-10-   No       Yes       Final HUD1   AZ    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       10: Unable to determine underdisclosure as the file did not contain an itemization of amount financed.
XXX       XXX    125590389  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   VA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    125581711  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IN    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
XXX       XXX    125590515  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    3/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    125582639  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-11: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   VT    12/XX/2007   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-11: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX    125582837  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-11: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125583257  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: "File does not contain 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-12: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      MA    6/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-12: TIL in file indicated to be final,
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Note Error: Note date is blank.~COMMENT: 2018-10-12: Used document print date of 6/XX/2009.                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                       *** (OPEN) Note Error: Note date is blank. - EV3                                                                                                                                                                                                                                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
XXX       XXX    125584173  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Documentation: Complete non-subject financing information was not found in file.: Lien Position: 1 - EV3                                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                             lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    125585135  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-10-12: 10 days Yes      Yes       Final HUD1   NJ    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   grace period is less than the 15 days minimum per state of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    125584841  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: No evidence of         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125584870  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-17: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   GA    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                           *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           either Preliminary or Final Title"                                                                                              lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
XXX       XXX    125585491  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-12: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-12: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585816  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-12: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-12: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-12: XXX% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125586516  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2
XXX       XXX    125618141  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Missing the RTC.       Yes      No        HELOC        NC    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125590764  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC is not in file.    Yes      No        HELOC        SC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary Tile of Final Title.                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-04: $XX charge exceeds $XX maximum per state (SC).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125586510  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-04: 10 day grace period is less than 15 day minimum for state of PA. Yes      Yes       HELOC        PA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Not  in file                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125590956  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The Right To Cancel    Yes      No        Missing      NC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125591001  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: File does not contain  Yes      No        Missing      NC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            the Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125591220  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: No RTC in file.        Yes      No        HELOC        OR    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125591190  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-04: 10 day grace period is less than 15 day minimum per state of Oregon                     Yes      No        HELOC        OR    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Missing information.                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125618627  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-09: 10 day grace period is less than 15 day minimum per state (OR).                         Yes      No        Missing      OR    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Unable to verify the
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 RTC Signature Date due to missing core documents in acuity
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125591373  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-09: 10 day grace period is less than 15 day minimum per state (OR).                         Yes      No        Missing      OR    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Right to Cancel not
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     provided.
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125586162  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Right to Cancel not    Yes      No        Missing      AZ    12/XX/2004   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125586535  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing.               Yes      Yes       HELOC        AZ    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125618794  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC is missing.        Yes      No        HELOC        AZ    2/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125619109  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NV    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592032  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: .                      Yes      Yes       HELOC        WA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592050  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Not provided in file   Yes      No        HELOC        WA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586271  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Right of recission is  Yes      No        Missing      FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            missing
                                                       *** (OPEN) Missing Documentation: Complete non-subject financing information was not found in file.: Lien Position: 1 - EV3                                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593115  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Right to Cancel was    Yes      No        HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided.                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586264  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125593314  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC missing            Yes      Yes       HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592934  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: "File does not contain 3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: file does not contain  Yes      No        Missing      FL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            an RTC
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125620382  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: missing right to       Yes      No        HELOC        FL    2/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  cancel                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125586324  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: RTC not provided in    Yes      No        Missing      FL    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            loan documents.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125620531  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Not provided           Yes      No        HELOC        FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    125586723  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing RTC            Yes      No        HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125593696  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Truth in Lending Act:  Yes      No        HELOC        FL    6/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Unable to test Right to Cancel due to missing information.                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593347  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not          2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Right to Cancel is     Yes      No        HELOC        FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               contained preliminary or final Title                                                                                            with fee disclosure requirements. - EV2                                                                                                                                                                                 missing from file                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125620775  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: The file does not      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC not provided in    Yes      No        Missing      FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               contain either Preliminary or Final Title.                                                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125586325  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593528  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: No evidence of         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: .                      Yes      Yes       HELOC        FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Prelininary or Final Title in file.                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125586405  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing Right to       Yes      No        HELOC        FL    4/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Cancel, not in the file.                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125593776  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not in file.       Yes      No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125593824  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: Missing                2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-04: Missing   Yes      No        HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-04: Missing                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    125621534  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    125621543  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: document missing       Yes      No        HELOC        FL    5/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2018-10-09: insufficient documentation in file to confirm                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125594677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Idaho Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-09: 10 day grace period is less than the 15 days minimum per state - ID.                     Yes      No        HELOC        ID    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Loan date 4/XX/2007.                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Idaho Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586442  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing                Yes      No        Missing      CA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125586849  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: No 1003 or RTC in file Yes      No        HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586559  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-13: RTC not provided       Yes      No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125613947  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing Right to       Yes      No        HELOC        CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Cancel                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125622419  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Missing from file.     Yes      No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586608  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Verified               Yes      No        HELOC        CA    3/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125613981  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: The RTC was not        Yes      No        HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided in the file.                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595089  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the  Yes      No        HELOC        CA    4/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2 security interest.~COMMENT: 2018-10-26: Right to Rescind provided is unsigned.                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-10: Missing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125622477  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
XXX       XXX    125586664  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Missing from file.     Yes      No        HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125622585  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The TIL was not found; Yes      No        HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  nor was the Right for Rescission.                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595254  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: Missing the RTC.       Yes      No        HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595657  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: missing in loan file   Yes      No        HELOC        CA    10/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125587061  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-16: Final Title for        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-16: Not provided in the    Yes      No        HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               subject loan was not provided in the loan file.                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A        subject file.                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125622739  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Missing                Yes      No        HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-09: File does not contain either Preliminary or                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           Final Title.                                                                                                                    lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125622763  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Right to Cancel        Yes      No        HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document is missing.                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595424  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing the RTC        Yes      No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595598  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    125623029  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    125586740  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-10: RTC not provided.      Yes      No        HELOC        CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125623069  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: There is no evidence   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: No TIl in file UTD     Yes      No        HELOC        CA    11/XX/2003   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               of Preliminary or Final title in documents.                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    131955334  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2018-10-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      CA                                                      $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    125623191  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: no evidence of         Yes      No        HELOC        CA    5/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  occupancy                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587165  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Cannot determine if    Yes      No        HELOC        CA    6/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  loan was used to purchase or refinance.                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595798  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing                Yes      Yes       HELOC        CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595841  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided       Yes      Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595885  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing Right to       Yes      No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A        Cancel disclosure.                                                                                                                                                                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595911  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: The file does not      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The loan file did not  Yes      Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               contain either Preliminary or Final Title.                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  contain a disbursement date nor a Right to Cancel.                                                                                                                                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125595934  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    125623380  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: missing signature      Yes      Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    125596057  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right of Rescission    Yes      No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 not signed or dated                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A        transaction date of 07/XX/2006.~COMMENT: 2018-10-15: 07/XX/2006 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    125596512  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC is missing.        Yes      No        HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125596144  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-05: No        Yes      No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  appraisal or value provided.                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1026131386 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Document not provided. Yes      No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125623605  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: no RTC in the file     Yes      No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125623721  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    125596319  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The Right to Cancel    Yes      No        HELOC        CA    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A        was not provided.                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125596767  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: not in file            Yes      No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596393  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Unable to determine    Yes      No        HELOC        CA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  occupancy status.                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125586844  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete~COMMENT: 2018-10-05: Form is not dated or signed.                                                                                           Yes      No        HELOC        CA    1/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Form is not signed or                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  dated.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596627  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to  Rescind      Yes      No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document was not captured.                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596714  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Document not provided  Yes      No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596777  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right of rescission is Yes      Yes       HELOC        CA    5/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597326  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided.      Yes      Yes       HELOC        CA    5/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125596991  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Not in file            Yes      Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597382  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/15/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: missing in loan file   Yes      No        HELOC        CA    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125624413  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing from file.     Yes      Yes       HELOC        CA    6/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597124  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: RTC was not provided.  Yes      No        HELOC        CA    7/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597134  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: no evidence of         Yes      No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  occupancy                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125597181  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    125597607  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided in    Yes      No        HELOC        CA    8/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  file.                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125624742  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-05: Unable to Yes      No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 verify due to missing information                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    125597386  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel        Yes      No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document was not captured.                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597829  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing Right to       Yes      No        HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Cancel                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597432  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The RTC was not        Yes      No        HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  proviided.                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125625013  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-09: Missing   Yes      No        HELOC        NY    3/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  all docs pertaining to value for this file.                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
XXX       XXX    125597884  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        HELOC        NY    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        states 10 days                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2                                                                                                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not in the file
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125587012  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-12: 10 days grace period is less than the 15 days required for NY.                        Yes      No        HELOC        NY    3/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-12: XXX% late charge exceeds the 2% maximum per state of NY.                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: RTC is not present lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586961  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period does not meet minimum 15 day requirement for the state of NY.     Yes      No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: Greater of XXX% of $10 exceeds 2% maximum for the state of NY.                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    125597974  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state (NY).                       Yes      No        HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Document not provided lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598048  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state (NY)                        Yes      Yes       HELOC        NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 2% maximum per state (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC was not provided
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              in the file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598090  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  states 10 days                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states the
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2                                                                                                       greater of $XXX or XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Document not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598071  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state (NY)                        Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 2% maximum per state (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided in
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2                                                                                                       file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598099  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 2% maximum per State (NY)                                            Yes      No        HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing from file.                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125598148  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Could not be found.    Yes      No        HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-05: Not found in file.                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                            *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125614383  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: missing in loan file   Yes      No        HELOC        NY    5/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125598176  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day required for state of NY.                     Yes      No        HELOC        NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: Greater of $XXX or XXX% late charge exceeds 2% maximum in state of NY.                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2                                                                                                       document was not captured
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125598281  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than the 15 day minimum per state - NY.                   Yes      No        HELOC        NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds the 2% maximum per state - NY.                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    125587465  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided       Yes      No        HELOC        GA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598443  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel is     Yes      No        HELOC        GA    2/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing from file.                                                                                                                                                                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125625945  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: HELOC N/A              Yes      No        HELOC        GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125599043  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    125598651  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel not    Yes      No        HELOC        DC    4/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided.                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125587087  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: No RTC in file.        Yes      No        Missing      MD    3/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599097  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not in the file.   Yes      No        HELOC        MD    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Transaction type: UTD.                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125599064  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: .                      Yes      Yes       HELOC        MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587147  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: No RTC in the file.    Yes      No        HELOC        MD    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125626620  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    125599260  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        MD    1/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125614516  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-17: No Value  Yes      No        Missing      TN    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided for this transaction
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: RTC document was not
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599404  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        TN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    125599398  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: Pennsylvania requires a grace period of 15 days. Note reflects a Yes      No        HELOC        PA    5/XX/2002    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A        grace period of 10 days.                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001. - EV2                                                                                                       *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel is
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                   missing from file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125599605  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided       Yes      No        HELOC        NJ    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587192  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days.~COMMENT: 2018-10-12: 10 day  Yes      No        Missing      NJ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            grace period less than 15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125627137  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days.~COMMENT: 2018-10-09: 10 day  Yes      No        HELOC        NJ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125627167  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: There is no evidence   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC is missing.        Yes      No        Missing      NJ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               of Preliminary or Final title in documents.                                                                                     compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125627298  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: The RTC wasn't signed. Yes      No        HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125627406  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing RTC, UTD       Yes      Yes       HELOC        NJ    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  purpose.                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125627569  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        RI    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125627678  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC is not in file..   Yes      No        Missing      NH    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600404  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125627865  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Right to Cancel        Yes      No        HELOC        CT    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document was not captured.                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600590  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not in file        Yes      No        HELOC        NJ    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600858  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Not found in the file. Yes      No        HELOC        MA    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587280  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not found.         Yes      No        HELOC        MA    9/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                                                                                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125601333  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: No evidence of         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-09: Grace period min not allowed per state (MA) - min grace period for MA   Yes      Yes       HELOC        MA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Prelininary or Final Title in file.                                                                                             *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    is 15 days - note states 10                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-14: XXX% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: .
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125628343  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state of            Yes      No        HELOC        MA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Massachusetts.                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 3% maximum per state of Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125601039  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-08: No evidence of         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-08: 10 day grace period is less than the 15 day minimum per state (MA).     Yes      No        HELOC        MA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-08: XXX% late fee exceeds the 3% maximum per state (MA).                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    125601052  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-14: 10 day grace period is less than 15 day minimum per state of            Yes      Yes       HELOC        MA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Massachusetts                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2018-10-14: XXX% late charge exceeds 3%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    maximum per state of Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125601107  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state(MA)           Yes      No        HELOC        MA    1/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds the lesser of 10% or $10 maximum per state                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    (MA)
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: There is No RTC in
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125601073  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: 10 day grace period is less than 15 day minimum per state (MA)          Yes      Yes       HELOC        MA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Prelininary or Final Title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 3% maximum per state (MA)                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    125601177  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: Grace period: Grace period of 10 days is less than 15 days minimum per  Yes      No        HELOC        MA    9/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  state (MA).                                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: Late fee of XXX% exceeds maximum of 3% per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Missing Right of
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                Rescission
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125628604  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-14: 10 day grace period is less than 15 day minimum per state (MA)          Yes      Yes       HELOC        MA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Prelininary or Final Title in file.                                                                                             *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-14: XXX% late charge exceeds 3% maximum per state (MA)                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: .
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125628836  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        FL    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125602031  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% is more that max 2% allowed by State (NY)                                                Yes      Yes       HELOC        NY    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Verified                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125629534  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: The file does not      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided.      Yes      No        HELOC        IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               contain either Preliminary or Final Title.                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602126  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-08: No evidence of         3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance        Yes      No        Missing      NM    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            testing.~COMMENT: 2018-10-08: .
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information. - EV3             *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-08: Not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602149  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: All title policy       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC is not in file.    Yes      No        HELOC        NM    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               information is missing from the loan file.                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125602189  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NM    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-09: Final 1003 not provided.                                   lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    125602280  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: No evidence of         3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Truth in Lending Act:  Yes      No        Missing      VA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587509  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Note in file           Yes      Yes       HELOC        VA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125629704  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Right to Cancel is     Yes      No        HELOC        VA    2/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing from the file.                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602349  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-15: No Value  Yes      No        HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: Not in file lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602372  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-15: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided in    Yes      No        HELOC        VA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  file.                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602342  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-10-05: No        Yes      No        HELOC        VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  appraisal in file                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-05: No 1003 in file                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: No 1003 in file lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602381  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided.      Yes      No        HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602390  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: The file does not      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Unable to locate a     Yes      No        HELOC        VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               contain either Preliminary or Final Title.                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Right to Cancel in the loan file.                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587567  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-12: Missing required       Yes      No        HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  information.                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602450  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: No evidence of         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-09: RTC not provided       Yes      Yes       HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Prelininary or Final Title in file.                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125629906  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: RTC not provided in    Yes      Yes       HELOC        DC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  file.                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602601  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-05: Verified               Yes      No        HELOC        VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125602570  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-06: RTC missing            Yes      No        HELOC        VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125603108  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-06: missing ROR            Yes      Yes       HELOC        NC    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587586  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-19: Missing                Yes      No        HELOC        PA    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587612  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    125587760  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MI    2/XX/2004    Refinance     Primary     XXX        $XXX
XXX       XXX    125588207  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125615415  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125588542  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
XXX       XXX    125588427  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125588515  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125588531  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    9/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    125588599  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    NJ    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                        signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125577919  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    125578059  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    1/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125588813  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    125588858  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    125588913  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   NJ    5/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    125578192  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125578620  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    125588938  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    125588943  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    125578766  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   CT    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125588970  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125589028  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125578484  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125589102  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2                                                                                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   IL    11/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    125616464  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for                                                                                                                                                                                                                      Yes      Yes       Final HUD1   AZ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           review. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    125578704  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125589260  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   WA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125578851  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125579048  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MI    3/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    125589263  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    125589321  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125589699  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NM    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    125606893  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125579688  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2                                      *** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.~COMMENT: 2018-10-18: Worksheet     Yes      Yes       Final HUD1   MA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    indicates loan fails MA High Cost Fees test by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125579693  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-10-   Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX - EV2                        18: TIL itemization did not disclose an document signing fee of $XXX as prepaid finance charge.
XXX       XXX    125579672  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125580222  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   PA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              to applicant within three (3) business days of application. - EV2
XXX       XXX    125579782  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   WA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125589404  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.~COMMENT: 2018-10- Yes      Yes       Final HUD1   FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure 18: FACTA in loan file indicates it was delivered to the borrower on the date of closing, which is 5/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure to applicant within three (3) business days of application.~COMMENT: 2018-10-18: The  Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application, which makes information incorrect for testing purposes.
XXX       XXX    125579824  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CO    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125589803  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125589536  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125589613  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125589706  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125580416  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125589834  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                      Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125589895  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125580842  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125581115  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125581260  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125590180  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125608751  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   WV    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    125581488  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    125608911  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   RI    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125581567  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125590385  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-19: No Title Policy or     2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       Final HUD1   PA    1/XX/2008    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                           commitment found in the loan file.
XXX       XXX    125617814  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   VT    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    125581749  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125590566  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    125581795  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2010, GFE Date: 09/XX/2010 - EV2                                                                                                *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-05: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   PA    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                           Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-
                                                                                                                                                                                                                                                                                                                                                                                                           Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2010. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       XXX    125590631  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      No        Final HUD1   CA    6/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2010, prior to three (3) business days from transaction date of 06/XX/2010. - EV2
XXX       XXX    125581854  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-22: File does not contain  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-05: TIL in file indicated to be final is not signed or dated by borrower so cannot confirm that borrower        Yes      Yes       HUD1, not    MA    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    received.                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125582601  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-27: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125582682  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-10-29: There is no Final signed 1003 found in the     2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-29: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      Yes       Final HUD1   CT    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           file.                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-29: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125582714  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-30: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-05: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-30: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125582767  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-30: TIL appears to be final but not signed nor initialed by borrower                                            No       Yes       Final HUD1   MD    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125582797  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      CA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-30: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       XXX    125610562  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-31: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-31: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      MA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-31: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125610622  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125583718  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CT    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A        expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125584059  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125611414  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125584164  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    125584259  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MA    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125612452  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                 Yes      Yes       Final HUD1   TX    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              - EV3
                                                                                                                                                                                                                                                                           *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period. - EV3
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           10/XX/2006 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XX% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    125612498  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title.                                                                                              Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           10/XX/2007 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125585146  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXX% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125585242  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-11-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-01: XXX% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125585629  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete~COMMENT: 2018-11-01: Not signed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-01: XXX% late charge exceeds the 3% maximum per state - MA.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585273  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-11-
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 01: Terms of Note from origination required an uneven final payment of $XXX resulting in under-disclosed finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-01: XXX% late fee exceeds the 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    125585280  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585752  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-05: TIL in file indicated to be final,   Yes      Yes       HUD1, not    NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125612766  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-05: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-01: XXX% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585543  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-06: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585628  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      Yes       Final HUD1   NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         signed or dated by borrower so cannot confirm that borrower received.
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-11-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     01: Terms of Note from origination required an uneven final payment of $XXX resulting in under-disclose finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2                                                                                                                                               *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete~COMMENT: 2018-11-01: RTC in file not signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585702  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585969  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      Yes       Final HUD1   NJ    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         signed or dated by borrower so cannot confirm that borrower received.
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125586017  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    125613467  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NY    4/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
XXX       XXX    125586137  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      No        Missing      MA    9/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-06: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       XXX    125590677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      NC    2/XX/2002    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    125590701  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: ROR not provided       Yes      No        Missing      NC    12/XX/2004   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125618148  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: A copy of the RTC was  Yes      No        Missing      NC    2/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            not found in the file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125590999  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. -   *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan          Yes      No        HELOC        NC    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              EV3                                                                                                                                                                                                                     information.~COMMENT: 2018-11-01: HELOC.  No disbursement schedule in file to indicate if borrower received funds from closing or if had available balance after payoffs.  Cannot confirm benefit to borrower.                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    125591116  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Right of Rescission    Yes      No        HELOC        SC    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2                                                                                                       was not provided                                                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125591385  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not provided       Yes      Yes       HELOC        AZ    7/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125591577  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC is missing         Yes      No        HELOC        AZ    12/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                            *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125591677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Unable to locate Right Yes      No        HELOC        NV    1/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  of Rescission.                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125591799  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: The RTC document the   Yes      No        Missing      NV    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            would include this signature is missing.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125591790  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: No title information   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-11-02: No value  Yes      No        HELOC        WA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               provided in file-preliminary or final                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  tool was provided such as BPO, Appraisal, Field review etc.                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-11-02: Final 1003 is missing from file.                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not in file lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125591854  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Date is missing.       Yes      No        HELOC        WA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125619281  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Right to Cancel was    Yes      No        HELOC        WA    12/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125591935  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No signature           Yes      Yes       HELOC        WA    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586196  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: Missing.               Yes      No        HELOC        WA    1/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592005  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: Not provided.          Yes      No        HELOC        WA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592034  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2018-11-05: File only contains Mortgage.  Compliance testing not completed.                                                                                No        Missing      WA    3/XX/2007                              XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Final HUD-1 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    125592167  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: Unable to locate the   Yes      No        HELOC        WA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  TIL ; unable to verify compliance                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125592235  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-01: RTC not in file.       Yes      No        HELOC        WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592345  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: ROR is not located in  Yes      No        Missing      FL    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title.                                                                                                     compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592463  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Not provided           Yes      No        Missing      FL    11/XX/2004   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125619853  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: verified missing rtc   Yes      No        Missing      FL    11/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
XXX       XXX    125586668  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.~COMMENT: 2018-11-02: File did not       Yes      Yes       HELOC        FL    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  contain a valuation report or details of subject property                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: File missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2                                                                                                       Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125619927  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    125592597  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC was missing from   Yes      No        Missing      FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125613663  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    125620113  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: unable to locate       Yes      No        HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  documentation to support                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593222  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC/ROR disclosure     Yes      No        HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing.                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125592847  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: heloc                  Yes      No        HELOC        FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125592870  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-11-02: File is   Yes      No        HELOC        FL    9/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing appraisal, stated value and PIW are missing from file                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Missing lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586300  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: A copy of the RTC was  Yes      No        HELOC        FL    12/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not found in the file.                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125593025  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Right to cancel not    Yes      No        Missing      FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            provided
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593300  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: .                      Yes      Yes       HELOC        FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593390  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not in file        Yes      No        HELOC        FL    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-11-02: Missing from file.                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125621248  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Missing Right To       Yes      Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Cancel Disclosure.                                                                                                                                                                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125593898  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Additional             Yes      No        HELOC        FL    7/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  documentation required, RTC not provided.                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125621288  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Missing RTC            Yes      No        HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594002  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right to Cancel        Yes      No        HELOC        FL    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document was not in the file.                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125594028  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    125586842  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not provided in    Yes      No        HELOC        FL    10/XX/2007   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  file.                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125621414  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594112  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Unable to determine    Yes      No        HELOC        FL    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  due to missing information                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125621679  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Missing RTC            Yes      Yes       HELOC        FL    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125594700  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not provided       Yes      No        HELOC        CA    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125594379  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not provided for   Yes      Yes       HELOC        CA    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A        this review.                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594512  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC is missing.        Yes      Yes       HELOC        CA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125621901  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: unable to locate       Yes      Yes       HELOC        CA    12/XX/2003   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  documentation to support                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594621  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC is missing.        Yes      No        HELOC        CA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594718  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Unable to determine if Yes      No        HELOC        CA    6/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  loan is a Refinance or Purchase transaction                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594780  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: missing                Yes      Yes       HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595151  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Unable to locate Right Yes      Yes       HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A        To Cancel.                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125594808  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: unable to locate       Yes      Yes       HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title.                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  documentation to support                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125594887  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/13/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: The RTC was not        Yes      No        HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided in the loan file.                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125622292  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: utd  /  missing        Yes      No        HELOC        CA    2/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125613957  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC document not       Yes      Yes       HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A        provided.                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125595103  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File contains neither  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: missing RTC verified   Yes      No        HELOC        CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125622636  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Not provided in file   Yes      No        HELOC        CA    11/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125595355  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Missing RTC.           Yes      Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595458  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Unable to determine    Yes      No        HELOC        CA    2/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  loan type due to missing critical document. Right to rescission was marked missing although unclear if required for this loan                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125595459  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Unable to locate Right Yes      Yes       HELOC        CA    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A        to Cancel                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125622943  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: The RTC was not        Yes      No        HELOC        CA    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided in the file.                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125595583  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right of Rescission is Yes      No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing.                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595647  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: The right to cancel    Yes      No        HELOC        CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  document is missing.                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125623117  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not in file        Yes      No        HELOC        CA    4/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586718  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: ROR is missing.        Yes      No        HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125623150  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC not in file        Yes      No        HELOC        CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                 *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1026134741 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: ROR was not provided   Yes      No        HELOC        CA    3/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A        in the subject loan file.                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2018-11-03: Loan is missing multiple documents from the loan file. Unable to provide a
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                   complete review in Clarity.  Approval, AUS or 1008 not provided to determine Occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125596168  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: heloc                  Yes      Yes       Itemization  CA    3/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           referenced
                                                       *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                          in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125595903  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: Unable to verify due   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: Right to Cancel        Yes      No        HELOC        CA    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               to missing information                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing.                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125595960  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: Missing                Yes      Yes       HELOC        CA    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125596143  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: Missing                Yes      No        HELOC        CA    7/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125623580  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: RTC not received       Yes      Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596219  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    125596673  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: RTC was not provided   Yes      No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596345  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Acknowledge            Yes      Yes       HELOC        CA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title.                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125596415  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: RTC not provided.      Yes      No        HELOC        CA    10/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125596403  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Missing RTC.           Yes      No        HELOC        CA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125596458  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: No RTC in the file     Yes      Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587195  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete~COMMENT: 2018-11-03: rtc is not signed                                                                                                      Yes      No        HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: no signature on rtc                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125596513  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: The Right to Cancel    Yes      No        HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 document provided is not signed or dated.                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    125586829  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC is missing         Yes      No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125596546  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-03: RTC is not in file     Yes      No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586902  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    125624157  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-04: ROR not provided.      Yes      No        HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125624257  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-04: RTC missing.           Yes      No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125624364  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-04: Verified missing RTC   Yes      Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125586874  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-04: verified to missing    Yes      No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  RTC                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597076  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC missing            Yes      Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125597087  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Missing from file.     Yes      No        HELOC        CA    8/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125597152  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC missing from file. Yes      No        HELOC        CA    8/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125597164  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Missing RTC            Yes      Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125597456  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    125597734  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: 10 day grace period is less than 15 day minimum per state NY.                         Yes      No        HELOC        NY    3/XX/2003    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125597896  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not in file.       Yes      Yes       HELOC        NY    8/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598000  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: 10 grace period is less than 15 day minimum per state NY.                             Yes      No        HELOC        NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: XXX% late charge exceeds 2% maximum for NY.                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125625429  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: 10 day grace period is less than the 15 day minimum for NY                            Yes      No        HELOC        NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: XXX% exceeds the 2% max late charge for NY                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598318  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: XXX day grace period is less than 15 day minimum per state NY.                        Yes      No        HELOC        NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: XXX% late charge exceeds 2% maximum per state NY.                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    125587039  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: XXX grace period is less than 15 day minimum per state NY.                            Yes      No        HELOC        NY    11/XX/2007   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: XXX% late charge exceeds 2% maximum for NY.                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: ROR not provided in
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2                                                                                                       the subject loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125614414  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-06: Unable to locate Right Yes      No        HELOC        GA    9/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  To Cancel                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125598779  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Documents are missing. Yes      No        HELOC        GA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598536  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-11-05: No        Yes      Yes       HELOC        GA    5/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               valuation document in the file                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No RTC in the file for
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2                                                                                                       a HELOC transaction
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598717  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right of Rescission is Yes      No        Missing      DC    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125598679  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No RTC                 Yes      No        HELOC        DC    2/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125626232  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not in file.       Yes      No        HELOC        MD    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599455  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not provided.      Yes      No        HELOC        DC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-11-05: Final 1003 not provided.                                   *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599130  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not in file.       Yes      Yes       HELOC        MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 12/XX/2006 - EV2
XXX       XXX    125599183  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the  Yes      No        HELOC        MD    5/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 security interest.~COMMENT: 2018-11-05: Right to Cancel not signed.                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Date not provided
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125599644  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: HELOC.                 Yes      No        HELOC        MD    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125599294  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) Note Error: Note grace period days less than minimum per state~COMMENT: 2018-11-07: Grace period of 5 days not allowed, per TN - minimum 10 days.                                                    Yes      No        HELOC        TN    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No RTC form in the                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A        file.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125626805  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Subject 2nd HELOC      Yes      No        HELOC        TN    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125599442  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: XXX day grace period is less than 15 day minimum per state (PA). Yes      Yes       HELOC        PA    12/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: not present in loan                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        file
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125626837  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-07: XXX day grace period is less than 15 day minimum per state (PA). Yes      No        HELOC        PA    9/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125626920  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NJ    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
XXX       XXX    125599499  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NJ    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600019  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1994 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: The Right to Cancel    Yes      No        HELOC        NJ    12/XX/1994   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  was not provided.                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1994. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125627243  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days.~COMMENT: 2018-11-05: XX day  Yes      Yes       HELOC        NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  grace period is less than the minimum 15 day grace period required per state (NJ)                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: No RTC provided in
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2                                                                                                       file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125627273  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-11-05: XXX day Yes      No        HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right of rescission
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  was not signed or dated by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125627362  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-11-05: XXX day Yes      No        HELOC        NJ    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not provided.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587220  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: verified- exceeds NY max of 2%                                                                Yes      No        HELOC        NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: missing                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600119  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: not in file            Yes      No        HELOC        NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125600351  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600737  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600809  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1987 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Verified missing RTC   No       No        Missing      CT    4/XX/1987    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1987 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/1986.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125600464  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: The RTC is missing     Yes      No        HELOC        CT    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  from this file.                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1026139422 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: HELOC.                 Yes      No        HELOC        CT    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125600613  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC is not present in  Yes      No        HELOC        CT    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  the loan file.                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    2024497218 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: The RTC is missing     Yes      No        HELOC        MA    1/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  from the loan file.                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125628225  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC missing from file  Yes      No        HELOC        MA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1026136144 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: Grace period is not allowed per state (MA) - min grace period for MA is Yes      No        HELOC        MA    9/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  15 days - note states XXX days.                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: Late charge not allowed per state (MA) - max late charge for MA is
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 3% - note states XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2                                                                                             document was missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587286  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: Final Title for        3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: 5% late charge exceeds XXX% maximum per state (MA).                     Yes      No        Missing      MA    4/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               subject loan was not provided in the loan file.                                                                                 compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: ROR not provided in
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     the subject loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2018-11-05: Loan is missing multiple documents from the loan file. Unable to provide a
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 complete review in Clarity.  Approval, AUS or 1008 not provided to determine Occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125628344  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: XX day grace period is less than 15 day grace period required per state Yes      No        HELOC        MA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    (MA).                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: TIl missing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125587758  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: Note grace period exceeds state minimum of 15 days.                     Yes      No        HELOC        MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: .                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125601998  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: missing documentation  Yes      Yes       HELOC        KS    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125601679  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: verified missing rtc   Yes      No        Missing      KS    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587856  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    125587442  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      IL    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125602477  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    125602110  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right to Cancel not    Yes      Yes       HELOC        TN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  provided.                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602078  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC document not       Yes      Yes       HELOC        IL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A        provided.                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602105  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Right of Rescission is Yes      No        HELOC        IL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing.                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602265  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC missing            Yes      No        Missing      VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602350  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: verified missing  RTC  Yes      No        Missing      VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587475  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/14/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC missing            Yes      No        HELOC        VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125602411  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: Unable to verify the   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2018-11-05: Unable to Yes      No        HELOC        VA    8/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               title information due to missing the Final Title and the Title Commitment in acuity                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2 verify the Valuation information due to missing the Appraisal in acuity                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-07: File does not contain
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     a copy of the signed RTC
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    125602466  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Date is missing.       Yes      No        HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125587506  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not provided.      Yes      Yes       HELOC        VA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125602564  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: Subject 2nd HELOC      Yes      No        HELOC        VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125577999  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-01: File does not contain  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   NC    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    125578954  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   KY    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    125579963  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    125580527  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    125580963  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    125580988  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total                                                                                                                                                                                                                  Yes      Yes       Final HUD1   AK    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2
XXX       XXX    125581038  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125590093  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   OH    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Default Rate Increase): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature. - EV2
XXX       XXX    125608530  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       XXX    125581742  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125581730  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   DE    2/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    125583275  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-02: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      MA    3/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125583348  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125583850  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                             *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    125584256  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MA    6/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125597531  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-04: The HELOC agreement indicates a late charge grace period of XX days which is less     Yes      No        HELOC        NY    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2 than the state of NY minimum late charge grace period of 15 days.                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002. - EV2
XXX       XXX    125597763  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    125598349  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-05: XXX day grace period is less than 15 day minimum per state (NY)"                      Yes      No        HELOC        NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-10-05: XXX% late charge exceeds 2% maximum per state (NY)"                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    125599700  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than XXX days.~COMMENT: 2018-10-04: Late   Yes      No        Missing      NJ    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            charge not allowed per state (NJ) - max late charge for (NJ) is XXX% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    125587197  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2018-10-09: XXX%    Yes      No        Missing      NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            late charge exceeds 4% maximum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than XXX days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600725  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        MA    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125607808  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    125581187  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   KY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    125590671  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   NY    9/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    125582483  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-10-30: TIL appears to be final but not signed nor initialed by borrower                                            Yes      No        Missing      NJ    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-10-30: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    125585514  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-01: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    125585844  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title.                                                                                                     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-02: XXX% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    125590959  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: ROR not signed.        Yes      No        HELOC        NC    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    125586155  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    125597576  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-05: Grace period of XXX days is less than 15 day minimum per state (NY)                   Yes      No        HELOC        NY    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-05: Late fee of $XXX exceeds maximum of 2% per state (NY)                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC not in file lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    125600876  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        MA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    125601030  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-02: Open end credit late fees are limited to the lesser of XXX% or $XXX for Yes      Yes       HELOC        MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    a payment XXX~days late for state of MA; actual late fees charged were the greater of XXX% or $XXX for a payment XXX days late.                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: RTC provided is not
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                signed/dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123723801 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       HELOC        NJ    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123721909 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123647592 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       HUD1, not    MA    9/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                       stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123648361 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: The borrower did not signed the final TIL.                                                                  Yes      Yes       Final HUD1   MA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-07: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2           expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX    1123647793 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-07: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   GA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-01-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX - EV2                        03: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    1123647129 XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    1123647723 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower                                       Yes      Yes       Final HUD1   NC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123645680 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647153 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123647376 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    1123646837 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    6/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    1123649299 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-08: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123648290 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-07: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   NJ    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    1123647235 XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,448.87 is underdisclosed from calculated Finance Charge of $112,598.70 in the amount of             Yes      Yes       HUD1, not    VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,448.87 is underdisclosed from calculated Finance Charge of $112,598.70 in the amount of $149.83. - EV2      $149.83.~COMMENT: 2019-01-04: TIL Itemization did not disclose the settlement closing fee of $505 as a prepaid finance charge.                                                                                                     signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.59643% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance                                                                                                                                                                                                                                          stamped
                                                                                                                                                                                                                                                                                                                                                                                                           Charge total $3,917.50 on a Original Loan Amount of $70,000.00 vs. an allowable total of $3,500.00 and $1000.00 (2007) (an overage of $417.50 or .59643%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646492 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123650087 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123649005 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123648779 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1119805892 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920350 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920344 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805887 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920505 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119920393 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920408 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920435 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        NC    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1119920478 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NC    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119920545 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1119806043 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      SC    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806107 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920579 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808060 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808138 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808265 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808406 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119923527 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    3/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803443 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       XXX    1119803453 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    10/XX/2004   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119803503 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        SC    11/XX/2004   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
XXX       XXX    1119919359 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title,                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919408 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    1/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807291 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807347 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807377 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119807391 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       HELOC        FL    6/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119807360 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807415 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919553 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119807441 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       HELOC        FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807418 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919690 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final title in fle.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119803747 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-02-26: No evidence of Preliminary or Final title in   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               file.                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919915 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919888 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    12/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       XXX    1119803967 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    1/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    3/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2020585348 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    2020584853 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119920265 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1119920339 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1119920895 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided~COMMENT: 2019-03-19: missing pages 2-4             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           of 4 total pages                                                                                                                lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920923 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1119804270 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1119804320 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921833 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1988 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    7/XX/1988    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1988 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1988. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119921885 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        CA    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805462 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Line of      CA    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2                                                                                                                                                                                                                                                                                                                                          Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922034 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921875 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807752 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                                                                                                      No       No        HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                      *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
XXX       XXX    1119807818 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119805577 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119922172 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922314 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    1119922330 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922304 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided~COMMENT: 2019-04-04: Incomplete                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           Document:  Missing Page 2                                                                                                       lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805820 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1119806716 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119806754 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    4/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119922936 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807112 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1119808065 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: Files contain neither  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary of Final Title                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1119924779 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-04: XXX day grace period is less than the 15 day minimum per state (NY).                  Yes      No        HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-04: XXX% late charge exceeds the 2% maximum per state (NY).                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803720 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-04: XXX day grace period less than 15 day minimum per state NY                            Yes      Yes       HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-04: XXX% late charge exceeds 2% maximum per state NY                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807197 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: XXX day grace period is less than the 15 day minimum per state - NY.                  Yes      No        HELOC        NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-20: XXX% late charge exceeds the 2% maximum per state - NY.                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/23/2007, prior to three (3) business days from transaction date of 08/23/2007. - EV2
XXX       XXX    1119921261 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119804721 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        GA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921229 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119921282 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        GA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1119808987 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        MD    10/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119923834 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119809007 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Credit
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1119809062 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119923979 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119924181 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      TN    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119809797 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    9/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or final title in flie.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119925247 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    1/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119920756 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-04-05: Heloc   Yes      Yes       HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Agreement reflects late charge of the greater of $XXX or XXX%.                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.~COMMENT: 2019-04-05: E
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803290 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-04-05: Grace   Yes      No        HELOC        NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/20/2006 used as disbursement date for compliance testing. - EV2 period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119804395 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        GA    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
XXX       XXX    2020702275 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3               *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.~COMMENT: 2019-03-20: Lender is XXX,  Yes      Yes       HELOC        RI    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   therefore exempt from regulation.                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         disclosure not provided.~COMMENT: 2019-03-20: Lender is XXX, therefore exempt from regulation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business        provided.~COMMENT: 2019-03-20: Lender is XXX, therefore exempt from regulation.
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Rhode Island Tangible Net Benefit Testing: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV1
XXX       XXX    1119921093 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: Both the Preliminary   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        ME    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               and Final Title Policies are not in file                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                        *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925240 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-07: XXX day grace period less than 15 day minimum per state (MA)            Yes      Yes       HELOC        MA    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2                       *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-07: XXX% late charge exceeds 3% maximum per state (MA)                                      Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2
XXX       XXX    1119924444 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       XXX    1119924566 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        MI    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119808511 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-21: XXX day grace period is less than 15 day minimum per state (MO).                      No       No        HELOC        MO    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925385 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                             *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-02-28: XXX day grace period is less than 15 day minimum per state(MO).                       No       Yes       HELOC        MO    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119925417 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-21: XX day grace period is less than 15 day minimum per state (MO.)                       No       Yes       HELOC        MO    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1119808583 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Illegible    KS    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925760 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high  Yes      Yes       Final HUD1   IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost     cost testing~COMMENT: 2019-03-07: No fees disclosed on HELOC agreement, HUD in file for subject transaction references $XXX in fees POC.
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    1119925863 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805094 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       No        HELOC        VA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921555 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805142 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                  *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921666 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805213 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921638 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1119805233 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119921694 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803492 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122822777 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119807749 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary or final title policy.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119922176 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119805783 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922896 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119922991 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1119922939 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1119923048 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119804641 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119923750 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    10/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119923732 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119923854 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.~COMMENT: 2019-04-17:      No       Yes       HELOC        MD    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  HELOC/Billing Rights/Security Instrument document print date 2/XX/2006.  HELOC/Billing Rights Disclosure borrower signature date 02/XX/2006.  Security Instrument Notary date specifies 2/XX/2006.                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.~COMMENT: 2019-04-17: HELOC/Billing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2                                                                                                       Rights/Security Instrument document print date 2/XX/2006.  HELOC/Billing Rights Disclosure borrower signature date 02/XX/2006.  Security Instrument Notary date specifies 2/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920607 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2                                                                                                                *** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements~COMMENT: 2019-04-17: Prepayment Penalty is expired.  State of NJ does not allow prepayment penalties;  Note  No       No        HELOC        NJ    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2 states $XXX prepayment penalty if account is terminated within 12 months.  Lender is Fleet Bank.                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119920984 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CO    3/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119809325 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       XXX    1119925379 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MO    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925479 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        IL    1/XX/2000    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/1999. - EV2
XXX       XXX    1119809924 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        IL    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2
XXX       XXX    1119923398 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1119808377 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    1/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final title in file                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119923518 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NV    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122829262 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      NV    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1119923662 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        WA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1119919402 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1119925979 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      IL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807558 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    1119807586 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919656 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807679 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than XXX% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    1119803842 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803956 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NH    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119804036 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        FL    2/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119804118 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1119920222 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title Policy                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119804258 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1119804287 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1119921001 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921978 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922009 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922067 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119922141 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922190 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119805653 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119922201 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119805729 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    1119922370 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922423 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922532 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806604 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806657 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806820 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922776 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1119806951 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922821 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119806931 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119922882 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119923030 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/30/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119807001 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119923184 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119808036 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1119923178 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1119803586 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119803640 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1119807097 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NY    8/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119807213 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-02-27: XXX days grace period is less than the maximum 15 days required for junior liens per  Yes      No        HELOC        NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          state (NY).                                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-04: XXX days grace period is less than the maximum 15 days required for junior liens per state
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1119804656 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    1119924003 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        SC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119924137 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119806126 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NJ    1/XX/2002    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806180 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119806237 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NJ    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806274 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       XXX    1119806358 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920795 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-20: XXX     Yes      No        HELOC        NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 days grace period is less than the XXX days minimum per state of NJ.                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803265 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919467 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-20: XXX day Yes      Yes       Line of      NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than the 15 day minimum per the state of NJ                                                                                                                                                                   Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1119803383 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921504 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1119925273 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925167 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: XXX day grace period less than 15 day minimum per state (MA)            Yes      No        HELOC        MA    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-03-22: The greater of $XXX or XXX%                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1119809811 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925665 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: Title was not          2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-03-21: Appraisal Yes      Yes       Final HUD1   IL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               captured.                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A        report was not captured.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808708 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        OK    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805336 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119805377 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119919582 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    10/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       XXX    1119919643 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807625 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119919741 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-26: Unable to verify due   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               to missing preliminary title report.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119919777 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921944 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119922026 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 04/XX/2005. - EV2
XXX       XXX    1119922261 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-03-19: .         No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119806430 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119922611 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-03-19: Fee appears to meet CA State     No       Yes       HELOC        CA    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         requirements which allow for up to XXX% of the late payment.  Maximum fee as per HELOC Agreement is the greater of $XXX or XXX%.  The maximum dollar amount cannot be documented as the payments vary.                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1119922760 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119808028 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1119809461 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-02-27: XXX day grace period is less than 15 day minimum per state(NY).                       Yes      Yes       HELOC        NY    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119804754 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119923777 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119924064 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119809238 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        RI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119809674 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119924453 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-03-22: Signature not dated    No       No        HELOC        MI    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1119806097 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119920538 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119807166 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: XXX day grace period is less than 15 day minimum per state (NY).                      Yes      No        HELOC        NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-20: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1119921549 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1122833830 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        AR    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119925490 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  3           *** (OPEN) New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information. - EV3                                                                                                                                                                                                                             Yes      No        HELOC        NM    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122817728 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-21: File only contains the Mortgage. Missing Note/HELOC Agreement.  Insufficient documents to complete compliance.                     Yes      No        HELOC        NM    3/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1119925471 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NM    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1119926037 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        NY    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122816248 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-19: XXX day grace period is less than the 15 day minimum per state (NY).                  Yes      No        Missing      NY    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-19: XXX% late charge exceeds the 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122834360 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1119809535 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119924940 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: Grace period of XXX days is less than 15 days minimum per state (NY)                  Yes      No        HELOC        NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-20: Late fee of XXX% exceeds maximum of 2% per state (NY)                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/18/2007, prior to three (3) business days from transaction date of 08/18/2007. - EV2
XXX       XXX    1119807180 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-13: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-13: XXX day grace period less than 15 day minimum per state of New York                   Yes      No        HELOC        NY    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-13: XXX% late charge exceeds 2% maximum per state of New York                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119925186 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: XXX days grace period is less than the 15 days minimum per state of NY.               No       Yes       HELOC        NY    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-20: XXX% late charge exceeds the 2% maximum per state of NY.                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1119919547 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-20: XXX day Yes      Yes       HELOC        NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum required for the state of NJ.                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803308 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-15: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-15: XXX day Yes      Yes       HELOC        NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1119919269 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-16: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1122821548 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-18: XXX day Yes      Yes       HELOC        NJ    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period exceeds 15 day minimum  as per state (NJ)                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2
XXX       XXX    1119804581 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  3           *** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3                                                                                                                                                                                                                                                         Yes      Yes       HELOC        RI    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1119804886 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119921463 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119925810 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1119809906 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    10/XX/2007   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       XXX    1122831976 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-13: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    1122832113 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-13: XXX day grace period less than 15 day minimum per state (NY)                          No       No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-13: XXX% late charge exceeds 2% maximum per State (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122832280 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-20: XXX day grace period does not meet the 15 minimum per state (NY).                     Yes      No        HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-20: XXX% late charge exceeds the 2% maximum per state (NY).                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-03-20: .
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122832615 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-04-05: Open end credit late fees   Yes      Yes       HELOC        MA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                    are limited to the lesser of 10% or $XXX for a payment 15 days late. [Mass. Gen. L. ch. 140, {section} 114B.]                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126037782  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    126038397  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-04: XXX day grace period is less than 15 day minimum per state (OR).                        No       No        HELOC        OR    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC missing/not                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2                                                                                                       provided
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126036238  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NV    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009318  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126036176  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or final title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    126009100  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-01-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  03: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX - EV2                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    126036809  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for    *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: XXX% late charge exceeds 2% maximum per state (NY).                                           No       No        HELOC        NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    126009968  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        ME    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    126036066  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   GA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    126008011  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (CLEARED) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-05: File does not       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-31: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      MA    2/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                             contain either Preliminary or Final Title.                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                       *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                                                                                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
XXX       XXX    126010073  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MI    11/XX/2001   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126007532  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    126007751  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    2/XX/2008    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126007829  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MN    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    126035115  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution and Home     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-01: TIL in file indicated to be final,   Yes      Yes       Final HUD1   CA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Ownership Counseling Notice. - EV3                                                                                                                                                                                      expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost Provision) California Covered Loan (Financed Fees Exceeds Threshold): California Covered Loan: Lender financed points and fees in excess of the greater of XXX% or $XXX. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory Lending Statute: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total
                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XXX%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of XXX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.85547% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2008). FNMA Finance
                                                                                                                                                                                                                                                                                                                                                                                                           Charge total $2,195.80 on a Original Loan Amount of $37,500.00 vs. an allowable total of $1,875.00 and $1000.00 (2008) (an overage of $320.80 or .85547%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126034668  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126007402  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       XXX    126035723  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution
                                                                                                                                                                                                                                                                                                                                                                                                           Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
XXX       XXX    126007103  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126007290  XXX       2                *** (CLEARED) Missing Document: Flood Certificate not provided - EV1                                                                                                                                                                                                                                                                    2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   HI    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126034017  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   DC    1/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    126010027  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        IL    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
XXX       XXX    126007641  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   OR    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    126034278  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126008935  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/01/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: Late charge of  XXX% exceeds max of 2% per State (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    126007449  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    126006921  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       XXX    126009362  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    126008004  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-27: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      CA    4/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       XXX    126035139  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (CLEARED) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-20: File does not       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                    contain either Preliminary or Final Title                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A        expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126037012  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-12-28: XXX day grace period is less than 15 day minimum per state MA).         Yes      No        HELOC        MA    6/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: Greater of $XXX or XXX% late charge exceeds lesser of XXX% or $XXX                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126036750  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-12-28: XXX day grace period is less than 15 day grace period required per state (NY).        No       No        HELOC        NY    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126008382  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-27: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MD    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126007988  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-27: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-27: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      MO    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         expected funding date same as disbursement and/or note date but is not signed~or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    126006946  XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NY    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    126007002  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    12/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    126009947  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-05: Greater Yes      No        HELOC        NJ    1/XX/2009    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2 of $XXX or XXX% late charge exceeds 5% maximum per state (NJ)                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126008270  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126007970  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-31: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1
XXX       XXX    126007483  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX                                                                                                                                                                                                                 Yes      Yes       Final HUD1   AL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    126007456  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126007256  XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                    *** (CLEARED) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-11: File does not       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-12-   Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           contain either Preliminary or Final Title                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         28: TIL itemization did not disclose an settlement fee of $XXX or prepaid interest $XXX as prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       XXX    126034630  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AK    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    126034049  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126008307  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126009663  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-12-31: Signature not dated.   No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    126033864  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126009373  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    126008216  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-02: TIL in file indicated to be final,   Yes      Yes       Final HUD1   WI    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126009247  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126009114  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-31: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   VA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-31: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-12-31: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             to be final, expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.~If there is a signature OR initials on the TIL but no
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A        Sent or Signature Dates
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    126009735  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-12-28: XXX day grace period for the late charge does not conforms with the 15 day minimum    Yes      No        HELOC        NY    12/XX/2002   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  per state (NY) Regs.                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126009307  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    126008535  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MA    11/XX/2001   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126008463  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-12-   Yes      Yes       Final HUD1   MI    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         28: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/20/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    126007106  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126009340  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126007845  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    126034559  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       XXX    126007374  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126008590  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126008519  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-24: File does not contain  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    RI    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126007319  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-12-   Yes      Yes       Final HUD1   PA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       28: No Itemization provided. Unable to determine source of under disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
XXX       XXX    126007582  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   WI    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126036285  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126009741  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    10/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126008390  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126007536  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                    Yes      Yes       Final HUD1   NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    126009631  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126034941  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV3                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-27: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      Yes       Final HUD1   IL    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                                                                                                                                                    *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-27: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2           expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX    126010056  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-03: Note grace period of XXX days is less than 15 days per state of MO.                No       No        HELOC        MO    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Note Error: Note grace period days less than minimum per state~COMMENT: 2018-12-28: Note grace period of XXX days is less than 15 days per state of MO.                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126007209  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2018-12-26: Missing Final 1003                             2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   NJ    3/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       XXX    126006685  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
XXX       XXX    126008053  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-27: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      TX    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126007982  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-31: Appears to be final TIL, but not signed or dated                                                            Yes      Yes       HUD1, not    NJ    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                                                                                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                       *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    126007350  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge    No       Yes       Final HUD1   FL    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2                                                                                                    total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%).~COMMENT: 2018-12-31: FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007)
XXX       XXX    126034397  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   VA    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126007527  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126010044  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MI    5/XX/2003    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
XXX       XXX    126007728  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   GA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126009230  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126009608  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126033853  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 05/XX/2006. - EV2
XXX       XXX    126009440  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126008921  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-28: TIL appears to be final but not signed or dated by borrower so cannot confirm that borrower received.       Yes      Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-12-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  28: UTD underdisclosure due to no fees paid by borrower and missing Itemization of amount financed.  All fees paid by Lender.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    126036555  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126034692  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   TN    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126008788  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-12-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-12-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: XXX% late charge exceeds 3% maximum per state MA
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    126035453  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   DE    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    126009576  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009796  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        DC    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009715  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126008867  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-08: TIL appears to be final but is not signed nor initialed by borrower.                                        Yes      Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    126009807  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: Prelim and final title 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-01-04: Appraisal No       Yes       HELOC        MD    3/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               policies not provided                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-01-04: Final 1003 not provided                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2019-01-04: Unable to document the occupancy due to missing information lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126035648  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2018-12-   Yes      Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 28: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    126036982  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126036641  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    126037176  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MI    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either a preliminary or final title.                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    126037163  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NC    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
XXX       XXX    126010266  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   AZ    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
XXX       XXX    126037216  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   MA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 07/XX/2004. - EV2
XXX       XXX    126010255  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126010287  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-29: File does not contain  2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    126010368  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   MI    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126010418  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MO    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       XXX    126010429  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    9/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    126010447  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 No       Yes       Final HUD1   CO    3/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    126006795  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    4/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    126010478  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                Agreement
XXX       XXX    126010483  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    7/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    126010562  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126006883  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    126006893  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    126010578  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   GA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    126010582  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126010638  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    126010656  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NC    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either preliminary or final title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    126010666  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    1/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126010721  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    126010804  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126037751  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126010810  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126010826  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    126010927  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126010949  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either the preliminary or final title.                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126037938  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126037969  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126010980  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126011058  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    126011009  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   KS    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
XXX       XXX    126038039  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HUD1, not    CA    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                           local high cost testing - EV2                                                                                                                                                                                                                                                                                                                                                                                                                              stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123725143 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    3/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    126011030  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   SC    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    126011086  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                    Yes      Yes       Estimated    NC    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    126011089  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    126011163  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    126011146  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    126038196  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NC    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011251  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011273  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011244  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NC    7/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011279  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011249  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011415  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    9/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV1
XXX       XXX    126011486  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    126011492  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    3/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009259  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126011514  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126038533  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        NV    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126038567  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NV    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011597  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011623  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011572  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        WA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126038614  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    9/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126011669  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011721  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    2/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126011672  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011778  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    10/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011749  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    126011784  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011812  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    126011854  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-01-03: File only contains Mortgage.  Insufficient documents to complete compliance.                                                                   No        Missing      FL                 Refinance     Investment             $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Final HUD-1 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    126011913  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126011868  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    11/XX/2004   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126011898  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
XXX       XXX    126038906  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    126012006  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
XXX       XXX    126011968  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126039004  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126012051  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
XXX       XXX    126012076  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012102  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126039106  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126039129  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012120  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012165  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-01-03: Missing   No       No        HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Appraisal                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012171  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a preliminary or final title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012205  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a preliminary or final Title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012250  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the preliminary or final title.                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012269  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126039327  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009423  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009439  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-01-03: missing                No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    126012408  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance        No       No        HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  testing.~COMMENT: 2019-01-03: File does not contain either Preliminary or Final Title.                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-01-03: Missing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2                                                                                                       Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012472  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    9/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       XXX    126012434  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012502  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012541  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009419  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012635  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    7/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126039671  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2003    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012711  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2003   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126012745  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012770  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012775  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126039759  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012809  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012814  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2004   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126012869  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-01-03: $XXX minimum late charge equals  No       No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2 XXX% exceeds 6% maximum per state CA.                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009506  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012932  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126039921  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126012925  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013002  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013058  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013102  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013092  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013097  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013101  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013230  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013235  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-01-04: Right to Cancel        No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 disclosure is not signed by borrower.                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    126040243  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    126040271  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126009632  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013249  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013359  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126040324  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013438  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013472  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013428  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete~COMMENT: 2019-01-04: RTC form is illegible for the expiration date.                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    126013413  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013458  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       XXX    126013498  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126040512  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013568  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126040549  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013675  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-01-04: Missing   No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Appraisal                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013616  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013694  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013656  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126040686  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013661  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013726  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013788  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    126013755  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2007   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126013850  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126013938  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than 15 day minimum per state (NY).                      Yes      No        HELOC        NY    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126040958  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126014019  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   No       No        HELOC        NY    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2 states XXX days                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
XXX       XXX    126014048  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014091  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace is less than the 15 day minimum per state - NY.                         Yes      No        Missing      NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a preliminary or final title.                                                                                            compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge exceeds the 2% maximum per state - NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014074  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        HELOC        NY    3/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  states XXX days                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126014079  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than the 15 day grace period required for NY.            No       No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge exceeds the 2% maximum for NY.                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126041132  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than 15 days per state (NY).                             Yes      No        HELOC        NY    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: Late charge of XXX% exceeds 2% per state (NY).                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126041173  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-01-04: The Right to Cancel    Yes      No        HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 was not signed or dated by the borrowers.                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    126014184  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than 15 days per state (NY).                             No       No        HELOC        NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge max is greater than 2% max per state (NY).                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014206  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    126014274  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126041302  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for    *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than 15 minimum per state (NY).                          Yes      No        HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014384  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    4/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126014426  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014411  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1026553188 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the preliminary or final title.                                                                                          compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126041413  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1026553042 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        GA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126014478  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014515  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        DC    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126041515  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        DC    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014762  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-06: XX day grace period is less than 15 days allowed by state (PA)   No       No        HELOC        PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014786  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NJ    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126014862  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
XXX       XXX    126014828  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-11: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-24: XXX day Yes      No        HELOC        NJ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126041864  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-24: XXX day No       No        HELOC        NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014870  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-01-07: XXX day Yes      No        HELOC        NJ    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a preliminary or final title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state - NJ.                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014938  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-24: XXX day Yes      No        HELOC        NJ    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 grace period is less than 15 days per state (NJ).                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014937  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-01-07: XXX day Yes      Yes       HELOC        NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126014991  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-01-07: XXX day Yes      No        HELOC        NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the preliminary or final title.                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 grace less than the 15 day minimum per state - NJ.                                                                                                                                                                                 Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015065  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015109  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-24: XXX day Yes      Yes       HELOC        NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  grace period is less than 15 day minimum per state (NJ)                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015063  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-01-07: XXX day Yes      No        HELOC        NJ    1/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015113  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    10/XX/2008   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126042123  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NY    4/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126042105  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015179  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      CT    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015135  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       XXX    126009911  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.~COMMENT: 2019-01-07: UTD as listed on   Yes      No        Missing      CT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Tape Data due to missing documentation needed to verify.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042247  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        MA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
XXX       XXX    126015266  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-07: XXX day grace is less than the 15 day minimum for open end credit per   Yes      No        Missing      MA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            state - MA.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-11: XXX% late charge exceeds the lesser of 10% or $XXX maximum for open
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 end credit per state - MA
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/25/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042353  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-07: XXX day grace period is less than 15 days per state (MA).               Yes      No        HELOC        MA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-11: XXX% maximum late charge exceeds $XXX maximum per state (MA).                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042433  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MO    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       XXX    126015516  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-07: Late charge not allowed per state (MO) - no late fee may be assessed before 15 days   No       No        HELOC        MO    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  from the due date - note states XXX days.                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126010095  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        IL    6/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
XXX       XXX    126015718  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126010133  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    126015762  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        IL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015728  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                    Yes      No        HELOC        NM    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042848  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126010104  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    126010132  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with                                                                                                                                                                                                                   No       Yes       HELOC        VA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2                                                                                                                                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042851  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126015894  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    1/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    126015878  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126042944  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    126334319  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   AL    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    126334364  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV2
XXX       XXX    126334416  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  Yes      Yes       Estimated    WA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    126334423  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334451  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334511  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NV    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    126334506  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    126334542  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Unable to determine if loan file contained record(s) documenting high-cost home loan analysis. - EV3                                                                                                                                                                                                                                                                Yes      Yes       Final HUD1   RI    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334586  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    126334568  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                              Yes      Yes       Final HUD1   MI    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334591  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MO    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    126334643  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    126334605  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   LA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    126334640  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   DE    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334674  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   Yes      Yes       Final HUD1   IL    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       06: Itemization of amount financed does not include a $XXX subordination recording fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334727  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NH    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334753  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   PA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    126334724  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   Yes      Yes       Final HUD1   AZ    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   03: TIL Itemization did not disclose the release tracking fee of $XXX, email fee of $XXX, recording service fee of $XXX, or the courier fee of $XXX as prepaid finance charges.
XXX       XXX    126334789  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   TN    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV2
XXX       XXX    126334747  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   LA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334758  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    7/XX/2009    Refinance     Primary     XXX        $XXX
XXX       XXX    126334800  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MI    7/XX/2009    Purchase      Primary     XXX        $XXX
XXX       XXX    126334827  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   Yes      Yes       Final HUD1   MA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A        03: TIL Itemization did not disclose the release tracking fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    126334809  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   WA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    126334877  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV2                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CO    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334860  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CO    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    126334905  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   Yes      Yes       Final HUD1   NC    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A        03: Itemization did not disclose the courier fee of  $XXX as prepaid finance charges lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334936  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334897  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334923  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
XXX       XXX    126334970  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   OK    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009. - EV2
XXX       XXX    126335036  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   No       Yes       Final HUD1   AL    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2           03: TIL Itemization did not disclose the settlement fee of $XXX as prepaid finance charges.
XXX       XXX    126362003  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost) New Mexico High-Cost Loan (Points and Fees): New Mexico Home Loan Protection Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total Loan *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-05-   Yes      Yes       Final HUD1   NM    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - EV3                                                     03: TIL itemization did not disclose an courier fee of $XXX or the Price adjustment fee/loan discount to lender of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2
XXX       XXX    126335030  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2009. - EV2
XXX       XXX    126335108  XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                      2           *** (OPEN) Incomplete Document: TIL Final is incomplete - EV2                                                                                                                                                           *** (OPEN) Incomplete Document: TIL Final is incomplete~COMMENT: 2019-05-07: Final TIL incomplete due to the payments being calculated with a term of XXX however the note reflects a term of XXX.              Yes      Yes       Final HUD1   OH    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Information Document not signed by borrower(s). - EV2
XXX       XXX    126335076  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    7/XX/2009    Refinance     Primary     XXX        $XXX
XXX       XXX    1119805865 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    10/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119920297 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    1/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119920439 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NC    9/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    1119805961 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119923624 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-05-14: Grace period of XXX days is below the 15 day minimum for the state of OR.               No       No        Missing      OR    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
XXX       XXX    1119808113 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1119923287 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2019-05-15: Note is missing page 9 which 3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             is the signature page.                                                                                                          compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119808218 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119808303 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       XXX    1119923341 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119808414 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NV    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119919412 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       HELOC        FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119807324 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119925945 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119807459 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1119919631 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119807714 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119919717 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119803848 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119919785 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119803978 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119920005 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119804011 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119920199 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119920276 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1119804156 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1119920867 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1119920915 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1119804233 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1119804389 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    2/XX/2008    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1119804259 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
XXX       XXX    1119921911 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/1999    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1998. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119921988 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    5/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119807776 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1119922033 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119922081 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119922063 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1119805711 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119805758 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121561970 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2006   Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119922921 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119806967 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1119922930 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1119922985 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1119807011 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119923104 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119807033 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119923093 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.~COMMENT: 2019-05-14: HELOC agreement date     No       No        Missing      CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            1/XX/2008, Notary date 1/XX/2008.
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119924767 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-06-04: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        Missing      NY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            states XXX days
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-06-04: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.~COMMENT: 2019-06-05: HELOC Agreement is missing pages 7 and 8
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 of 10 pages
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119804633 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119804777 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119921352 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        GA    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/1997 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1997. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1997, prior to three (3) business days from transaction date of 10/XX/1997. - EV2
XXX       XXX    1119808979 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    1/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119809010 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119923925 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119809118 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119924036 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    9/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119924042 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119809237 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      TN    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119925223 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1119806236 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        NJ    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
XXX       XXX    1119806208 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1119806319 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    11/XX/2000   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119920668 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119920711 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    9/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119804385 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        KY    7/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 01/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
XXX       XXX    1119920976 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      OH    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1119921029 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NH    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1119921380 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing                                                              $XXX
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1119804935 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-05-13: File does not contain  3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                     *** (OPEN) Missing Document: Note - Subject Lien not provided~COMMENT: 2019-06-05: Lien in file is for XXX . per tape data lien is XXX and from 10/XX/04                                                        Yes      No        Missing      CT                 Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV3
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    2020702049 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        ME    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119809646 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/20/2005, prior to three (3) business days from transaction date of 04/20/2005. - EV2
XXX       XXX    1119924253 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing                                                              $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1119924427 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1119808597 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-05-15: XXX day grace period  is  less than 15 day minimum per  state (MO).                   No       No        Missing      MO    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) Note Error: Note grace period days less than minimum per state~COMMENT: 2019-05-16: Grace period of XXX days is less than 15 day minimum per state (MO).
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1119925440 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        TN    9/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1119808662 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                     *** (OPEN) Missing Document: Note - Subject Lien not provided~COMMENT: 2019-05-13: Note provided is illegible                                                                                                            Yes       HELOC        KS    4/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1119808652 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      IA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    1119809864 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      IL    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1122834209 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    1119809892 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
XXX       XXX    1119805123 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1119805157 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    1119805146 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119921575 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1119921615 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1119921776 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
XXX       XXX    127193423  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        IL    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127164894  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127187125  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    127148756  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OK    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127148643  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-18: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state~COMMENT: 2018-11-02: XXX% late charge exceeds the 5% maximum per state (MN).                                                       Yes      Yes       Final HUD1   MN    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    127162256  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      OR    3/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    125594496  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-02: Right of Rescission    Yes      No        HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  missing                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127155734  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   ME    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-05: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127192721  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-11-05: RTC Missing from file. Yes      No        HELOC        MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127145796  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2
XXX       XXX    127155376  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-03: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that
                                                                                                                                                                                                                                                                                                                                                                                                           borrower(s) received copies of all documents signed post closing within 3 business days of execution. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not
                                                                                                                                                                                                                                                                                                                                                                                                           disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV1
XXX       XXX    127164964  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: No evidence of         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NY    5/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127166731  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-10-04: No evidence of         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2018-10-04: RTC is missing from    Yes      No        HELOC        MA    6/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title in file.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  the file.                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127158375  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-10-04: XXX days grace period is less than the 15 days minimum per state of NY.               Yes      Yes       HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    127159149  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    6/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    127183572  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-02: Note late fee of XXX% in excess of 3% maximum allowed per state, NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    127166487  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: The Prelim and Final   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Title Policies are missing                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
XXX       XXX    127156016  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2018-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NH    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               evidence of Preliminary or Final Title                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2018-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    127185023  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-11-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2018-11-02: Grace period not allowed per state (NY) - min grace period for NY is 15 days - Note   Yes      Yes       HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 states XXX days.                                                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-11-02: Late charge not allowed per state (NY) - max late charge for NY is 2% - Note states XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    127181415  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127176155  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127146903  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   WI    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    127155058  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127151761  XXX       2                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                    *** (CLEARED) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-14: File does not       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           contain either Preliminary or Final Title.                                                                                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127153828  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154156  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-27: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either  Preliminary or Final Title.                                                                                             *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127150874  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               to applicant within three (3) business days of application. - EV2
XXX       XXX    127147903  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127148176  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   LA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    127145819  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    127157764  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127157405  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127156059  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   MA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2018-12-28: XXX% late fee exceeds the 3% maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    127160195  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                          Yes      Yes       Final HUD1   IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 09/XX/2006. - EV2
XXX       XXX    127161572  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127161627  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   OR    9/XX/2007    Refinance     Investment  XXX        $XXX
XXX       XXX    127162486  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-09-11: File only contains Mortgage.  Insufficient documents to complete compliance.                                                       No       No        HELOC        AZ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (CLEARED) Missing Document: Note - Subject Lien not provided~COMMENT: 2019-08-28: HELOC Agreement in file however, document is illegible.  Need legible copy of Agreement.                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    127162966  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a preliminary or final title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    127184126  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127192228  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace period is less than 15 day minimum per state (NY)                       Yes      No        HELOC        NY    2/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: XXX% late charge exceeds 2% maximum per state (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127165577  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127166670  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127166852  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    127164987  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-04: XXX day grace is less than the minimum 15 days per state - NY.                        Yes      No        HELOC        NY    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-04: $XXX or XXX% exceeds the XXX% per state - NY.                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127161493  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127160070  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127166638  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    10/XX/2002   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127160328  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2018-12-31: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    127186502  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
XXX       XXX    127166864  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-07: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-01-07: XXX day grace period is less than minimum 15 day grace period per state Yes      No        HELOC        MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 of MA.                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-01-07: XXX% late charge does not comply with the max $XXX (lesser of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     or XXX%) per state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127156042  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-08: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $113.90.~COMMENT: 2019-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 01-03: Underdisclosure is payment stream related.  Final payment stream shows 300 payments of $XXX; actual payment stream shows 299 payment of $XXX and 1 payment of $XXX due to DSI interest collection
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  method.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    127156410  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-01-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  03: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127176253  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127175127  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or XXX%). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    127148783  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127153515  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          No       Yes       HUD1, not    IL    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127145889  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   WI    12/XX/2005   Refinance     Primary     XXX        $XXX
XXX       XXX    127148751  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127148899  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    8/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127153554  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155361  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    7/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127184466  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127151050  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127154827  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    MA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
XXX       XXX    127153701  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127146926  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    2/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127177956  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150145  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-02: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    127150957  XXX       2                *** (OPEN) Missing Document: Note Addendum - Prepayment not provided - EV3                                                                                                                                          *** (OPEN) Missing Document: Note Addendum - Prepayment not provided~COMMENT: 2019-01-08: Missing page 2            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    127155632  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-01-03: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CT    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-01-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-01-03: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2018. - EV2
XXX       XXX    127147422  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       XXX    127155316  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-01-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127146813  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
XXX       XXX    127151535  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement    No       Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure Disclosure to applicant within three (3) business days of application.~COMMENT: 2019-01-02: Affiliated Business Arrangement Disclosure was provided at closing not prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from          transaction date of 11/XX/2007.~COMMENT: 2019-01-02: Per HUD-1 loan disbursed 11/XX/2007.  No other dates indicated on HUD-1 or Notice of Right to Cancel.
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 11/XX/2007. - EV2
XXX       XXX    127158252  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        IL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127157733  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121438148 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121458135 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-02-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121453307 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121447555 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121445496 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    12/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121553966 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-07-09: File only contains Mortgage. Compliance testing not completed.                                                                     No       Yes       HELOC        MS    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                                                                                                                                                                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1121561683 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NC    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121567209 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121565711 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121455915 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121438632 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        SC    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
XXX       XXX    1121438554 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title Evidence is not a standard policy. - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121438841 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-01: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121458276 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-01: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        OR    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121458416 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OR    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121453671 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121438961 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        AZ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121451215 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121560330 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121555805 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NV    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Title Evidence is not a standard policy. - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121438309 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      WA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121454385 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        NV    4/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121447476 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    2022236679 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or  final title.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                            *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121438661 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-01: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       No        Line of      FL    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121452708 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121443740 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121570008 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: Preliminary and Final  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Title not provided.                                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121561339 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    1121564370 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121555247 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121556487 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121571050 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121447974 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1121457231 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2
XXX       XXX    1121440728 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/1990 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        CA    6/XX/1990    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1989. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121438719 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121457790 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/1990    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1990 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1990 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1989. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121443679 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121568743 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121570282 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121559087 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121446173 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121441898 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121556386 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1121456551 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121571336 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2022236069 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121455177 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121566059 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121446601 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121560356 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File  does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-03-22: XXX% late charge is less than 6% No       No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         maximum per state (CA).                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121445782 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121556822 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121565884 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121567498 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1121447568 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1121560254 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-04: XXX day grace period less than 15 day minimum per state (NY)                          Yes      No        HELOC        NY    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121454480 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NY    1/XX/1998    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121447497 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-09: XXX day grace period is less than the 15 day minimum per state - NY.                  Yes      No        Missing      NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-09: XXX% late charge exceeds the 2% maximum per state - NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121439965 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-05: XXX (XXX) day grace period for the late charge does not conforms with the minimum of  Yes      Yes       HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          15 days per state (NY) Regs.                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-05: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121564270 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-16: Late charge not allowed per state (NY) - max late charge for (NY) is 2% - note states XX%     Yes      No        HELOC        NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121443087 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   NY    8/XX/2007    Purchase      Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    1121563153 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        Line of      NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV1
XXX       XXX    1121569327 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                              *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121451643 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        GA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121558122 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121452388 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121450997 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121453362 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        DC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121564667 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                                        Credit
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121457771 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MD    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    1121571342 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        DC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121451450 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    9/XX/2006    UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    1121449090 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        DC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121563636 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121568018 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121458512 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121452279 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        DE    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121451844 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121442001 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        TN    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    1121566535 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-03-25: XXX% late charge is within No limits per    No       No        HELOC        TN    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 state (TN).  Maximum amount not calculated due to missing stated payment.                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121449854 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        PA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121439311 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        PA    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
XXX       XXX    1121439701 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        NJ    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121438586 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-05: XXX     Yes      No        HELOC        NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         days grace period is less than the 15 days minimum per state of NJ.                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121568102 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-06: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-06: XXX day Yes      Yes       HELOC        NJ    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period less than 15 day minimum per state (NJ)                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Save New Jersey Homes Act Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
XXX       XXX    1121556977 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121447671 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121564331 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121555969 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-27: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121454879 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      ME    12/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121450673 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        MA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121560641 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-03-25: Max late charge is grayed out             No       Yes       HELOC        MI    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
XXX       XXX    2022344326 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        MI    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
XXX       XXX    1121557050 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121557088 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121554119 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121564590 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1121450523 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MO    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                          Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121558074 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
XXX       XXX    1121443213 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      IL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121458280 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        IL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121439681 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NM    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121570240 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NM    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121559684 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121565640 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      VA    10/XX/2003   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121555291 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NC    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               the Preliminary and Final Title Policies                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121447205 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      DC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121438627 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121438865 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121457912 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121440915 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121451489 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121559284 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121564183 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121561269 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121566128 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    6/XX/2000    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1999. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121555622 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-18: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121555272 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121557930 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NM    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121452601 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121558857 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121564934 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    10/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    2022339345 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121560274 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121565483 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121564455 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: The Title Policy was   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/26/2001 used as disbursement date for compliance testing.~COMMENT: 2019-04-   Yes      No        HELOC        NY    7/XX/2001    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               not found in the loan file.                                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  05: The disbursement date was not found in the loan file.                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-04-05: The final loan application was not found in                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-04-05: An
                                                                                                                                                                                                                                                                           the loan file.                                                                                                                  lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2                                                                                                       appraisal or valuation product was not found in the loan file.
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided~COMMENT: 2019-04-05: The Security                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-05: The grace period  on the Note is XXX days, the State of New York requires 15 days.
                                                                                                                                                                                                                                                                           Instrument was not found in the loan file.                                                                                      *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                             *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-04-05: The late charge is in dollars not a percentage.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.~COMMENT: 2019-04-05: A Right to Cancel form was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.~COMMENT: 2019-04-05: The property type
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with       was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           rescission timing requirements - EV2                                                                                                                                                                                    *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                            with rescission timing requirements~COMMENT: 2019-04-05: The initial loan application was not found in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                     *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.~COMMENT: 2019-04-05: The HELOC Brochure was not found in the loan file.
XXX       XXX    1121565049 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    6/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121562589 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121556263 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121445421 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      KS    10/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121562109 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121449377 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-28: XXX day grace period is less than 15 day  minimum per state (OR).                       No       Yes       HELOC        OR    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121447048 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        AZ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121456260 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121555828 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        NV    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    1121439315 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121553796 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                   *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121564978 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 06/XX/2012 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       XXX    1121568468 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    11/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121559880 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121454205 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1121451170 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121450351 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    2022334866 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    1121559116 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121558598 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121556934 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121555403 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121571107 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: Preliminary and Final  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Title not in file                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121451404 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121556066 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121442214 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121561373 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121448488 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-29: File only contains Mortgage. Compliance testing not completed.                                                                        No       Yes       Missing      CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121437926 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121566093 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121558614 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121557470 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Note Error: Street address is blank. - EV3                                                                                                                                                               *** (OPEN) Note Error: Street address is blank.~COMMENT: 2019-04-05: The original HELOC agreement is missing the                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           subject property address                                                                                                        lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121560950 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121440235 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121440568 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121449201 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title Policy                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121458413 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121564399 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121447101 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121445387 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121455073 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121570098 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121443227 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121457149 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121570684 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: "File does not contain 2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121445073 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121565901 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
XXX       XXX    1121455021 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121452542 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121438531 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121441994 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121570989 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121569987 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1121571191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2
XXX       XXX    1121564282 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-14: HELOC with no payment amount present on the HELOC    Yes      No        HELOC        NY    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Agreement.                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121563769 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-29: XXX days grace period is less than the 15 days minimum per state of NY.               Yes      No        Missing      NY    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-29: XXX% late charge exceeds the 2% maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121570322 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-29: Grace period of XXX days is less than 15 days minimum per state (NY)                  Yes      No        Missing      NY    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-29: Late fee of XXX% exceeds maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121555658 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-25: XXX day grace period is less than 10 day minimum per state (NY)                       Yes      Yes       HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-25: XXX% late charge exceeds 2% maximum per state (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121445044 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121440206 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-25: XXX days grace period is less than the 15 days minimum per state of NY.               Yes      No        Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-25: XXX% late charge exceeds the 2% maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121554857 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121444023 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121450187 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    1121458108 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121440551 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    6/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121557422 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1121451432 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: missing title          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    1/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    1121569781 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        TN    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121565156 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NJ    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
XXX       XXX    1121555372 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        NJ    7/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121438845 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NJ    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121559650 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-29: XXX day Yes      No        Missing      NJ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            grace period is less than 15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121450642 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-03-14: XXX day grace period less than 15 day minimum Yes      No        HELOC        NJ    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2 per state (NJ)                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121440295 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    1/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121438420 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121562033 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121560212 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-25: XXX     Yes      No        HELOC        NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         days grace period is less than the 15 days minimum per state of NJ.                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121568495 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-25: XXX day Yes      No        HELOC        NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period less than 15 day minimum per state (NJ)                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121454591 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-25: Grace   Yes      No        HELOC        NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX days.                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121448324 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        IL    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2
XXX       XXX    1121564483 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2
XXX       XXX    1121445484 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title Policy                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121570685 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121446489 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-25: Grace period min not allowed per state (NY) - min grace period for NY is 15 days -    No       Yes       HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  note states XXX                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-25: XXX% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    1121571011 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121451757 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121570414 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        ME    3/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2022238786 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        MA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121559247 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2                                                                                                                                                                                                                                                                                                                                Yes      Yes       HELOC        MA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121555315 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      MI    11/XX/2003   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1121567610 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2                                                                                                                                                                                                                                                                                                                                          Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121553979 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        KS    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121442587 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121568587 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      IL    7/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
XXX       XXX    1121554798 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: Both the Preliminary   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        IL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               and Final Title Policy are not in file                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    1121445554 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121446389 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121447308 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: Files doe not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121452836 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121456902 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    1121455523 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1121568930 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-07-31: File only contains Mortgage. Compliance testing not completed.                                                                     No       No        HELOC        NV    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1121444258 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-01: File only contains mortgage, insufficient documents to complete compliance.                                                        No       Yes       HELOC        VA    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1121446407 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121458188 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1121564898 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121563114 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       XXX    1121557589 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121554826 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: Title missing          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121451598 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-29: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        FL    5/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty> - EV2
XXX       XXX    1121453521 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-03-04: appraisal No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         not provided                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1121562144 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-04: Unable to verify due   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2019-03-04: Unable to verify due to missing info.                                      No       No        HELOC        CA    1/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               to missing info.                                                                                                                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-03-04: Missing all apps                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121452352 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121566922 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-25: XXX day grace period is less than the 15 day minimum required by the state of NY.     Yes      No        HELOC        NY    6/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-25: The late fee consisting of the greater of $XXX or XXX% of the over due payment exceeds the                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A        maximum 2% of the over due payment allowed by the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121554665 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-03-25: XXX day grace period less than 15 day minimum per state (NY).                         Yes      No        HELOC        NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-03-25: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121553523 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121454200 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-05: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127157750  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    6/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
XXX       XXX    127165111  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-23: Minimum grace period for NY is 15 days - note states XXX days.                        No       No        Missing      NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-23: Late charge of XXX% exceeds the 2% maximum per the state of NY
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127192094  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127184837  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127165082  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127157718  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127164253  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-05-02: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163528  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127156946  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162375  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    9/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
XXX       XXX    127189369  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-23: State of Oregon late charge guidelines, minimum number of grace period days is 15,      No       Yes       HELOC        OR    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     subject transaction was XXX.                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127162028  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    8/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127161423  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   ME    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1121439572 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-04: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        Missing      NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            states XXX days
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-04-04: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121567005 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1124532547 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1124530785 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121555076 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-03-25: Grace   Yes      Yes       HELOC        NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               period min not allowed per state (NJY) - min grace period for NJ is 15 days - note states XXX                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1124532154 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NM    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                     *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121565620 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NC    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    2022239025 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-29: Grace period of XXX days is less than 15 days minimum per state (NY)                  Yes      No        HELOC        NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-29: Late fee of XXX% exceeds maximum of 2% per state (NY)                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121561032 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124534551 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121566756 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-04-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-04-05: Grace period min not allowed per state (NY) - min grace period for NY is 15 days -    Yes      Yes       HELOC        NY    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  note states XXX                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-04-09: XXX% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
XXX       XXX    1121438189 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       No        HELOC        NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121562806 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-25: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       No        HELOC        NY    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1121558862 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-03-22: File does not  contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127158397  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   AZ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127158509  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OH    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127144861  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MI    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    127185675  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
XXX       XXX    127158657  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of       *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days  No       Yes       Final HUD1   CA    8/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2                                                                                                                        of notification of any increase in the interest rate, depending on the lender's license type.~COMMENT: 2019-07-16: We do not collect licensing information from the originating lender, therefore this
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A        information is not applicable.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
XXX       XXX    127158766  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127185882  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   MA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127186005  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   OK    9/XX/2004    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127158873  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                      No       Yes       Final HUD1   MO    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
XXX       XXX    127158971  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127159014  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MI    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title
XXX       XXX    127159000  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2                                                        *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.~COMMENT: 2019-07-16: PPP Expired. Prepayment charge  No       Yes       HUD1, not    OH    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   not allowed per state (OH) - max prepayment charge for (OH) is 1% - note states XXX%. Lender is America's Wholesale Lender.                                                                                                        signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    1027696344 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2                                                        *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.~COMMENT: 2019-07-16: PPP Expired. Prepayment charge  No       Yes       Final HUD1   OH    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure not allowed per state (OH) - max prepayment charge for (OH) is 1% - note states XXX%. Lender is Countrywide Bank, a Division of Treasury Bank N.A..
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127159061  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             Yes      Yes       HELOC        NJ    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                                    Agreement
XXX       XXX    127186201  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       HELOC        CA    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127186264  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   RI    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127186328  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
XXX       XXX    127159222  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high  Yes      Yes       Final HUD1   NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost     cost testing~COMMENT: 2019-08-03: Appears to be due to Lender Credit for $XXX for Mortgage Tax which may be part of the Fee Not Disclosed due to missing HUD Addendum.
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2                                                                                                                                                                                                           *** (CLEARED) Missing Document: HUD-1 Addendum not provided~COMMENT: 2019-09-19: Line 1113 of HUD indicates (See Exhibit 1113) with amount of $XXX.  Missing this exhibit so have included entire amount as
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2           misc fee.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1
XXX       XXX    127159246  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MI    5/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    127159304  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WI    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127159342  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost     *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high  Yes      Yes       Final HUD1   NY    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2                                                                                                                                                                                                           cost testing~COMMENT: 2019-07-24: Under disclosure  resulting from HELOC Agreement not reflecting the Recording Service fee of $XXX as a prepaid finance charge.
XXX       XXX    127159360  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.~COMMENT: 2019-07-24: PPP expired.  Prepay  No       Yes       Final HUD1   MA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2 charge not allowed per state (MA) - Max prepayment charge for MA is 3 months interest - Note states $XXX early termination fee.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    127186450  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   RI    3/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    127159466  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of       *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days  No       Yes       Final HUD1   CA    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2                                                                                                                        of notification of any increase in the interest rate, depending on the lender's license type.~COMMENT: 2019-07-11: PPP Expired. Prepayment charge for a 2nd Mtg is not specifically addressed by the state of
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                         (CA) - note states $350 during the first 60 months. Lender is Countrywide Bank.
XXX       XXX    127159402  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-11: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    NY    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                                             stamped
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 06/XX/2005. - EV2
XXX       XXX    127186548  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-11: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   AL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    127159489  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2005. - EV2
XXX       XXX    127159878  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not Yes      Yes       HELOC        IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed  exceed maximum permitted by applicable law.~COMMENT: 2019-07-12: PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL ARM loan is 8% - note states the life rate maximum in                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           maximum permitted by applicable law. - EV2                                                                                                                                                                              arm screen is XXX% . Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    127159902  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127159972  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   FL    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    127159935  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CO    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
XXX       XXX    127160000  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127160003  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   CA    11/XX/2005   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127160040  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127160059  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    127160054  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MN    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    127160192  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
XXX       XXX    127160187  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/01/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    127160275  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        VA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
XXX       XXX    127160288  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   GA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    127187523  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    6/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    127160539  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    127187722  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   PA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127160748  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   WI    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127160827  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        AZ    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127187917  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127187946  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127160805  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
XXX       XXX    127160882  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127160985  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    6/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127161008  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    127161030  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   VA    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127161087  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127161112  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127161154  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds                                                                                                                                                                                                                    No       Yes       Final HUD1   TX    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 05/XX/2007 - EV2
XXX       XXX    127161287  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    127161261  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127161310  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2
XXX       XXX    127161389  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       No        Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    127188442  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127161420  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127188572  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127161515  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    127188589  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    127161641  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127161705  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HUD1, not    CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    127161791  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same                                                                                                                                                                                                                      No       Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
XXX       XXX    127161838  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    127188903  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    12/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    127189029  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
XXX       XXX    127161966  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies                                                                                                                                                                                                                   Yes      Yes       Final HUD1   OH    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Information Document not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127156783  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162122  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NC    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
XXX       XXX    127162170  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Line of      NC    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                          Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127156838  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    127162410  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-07-23: Provide copy of final 1003.                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162430  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162481  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    12/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127162456  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127162575  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        NV    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127162606  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NV    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127162594  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127162659  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-23: Appraisal No       Yes       HELOC        WA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided.                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127162808  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127162836  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    127162784  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        WA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127162879  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162909  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127163012  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163005  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127190158  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163141  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                    *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127190292  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127157095  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163292  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127163317  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127163346  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127163414  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127163569  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127163545  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127163684  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127163736  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127157288  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127163816  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127191214  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File contains neither  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127191236  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127191317  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                      *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-23: N/A Req'd comment      No       No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
XXX       XXX    127157545  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127164306  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1027696191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        CA    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127191415  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    127164297  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    127184600  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164383  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127191638  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127191718  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127191771  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    127164715  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    127164773  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    127191867  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    127191997  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127191979  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.~COMMENT: 2019-07-24: Prepayment charge not allowed per state   Yes      No        HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A        (NY) -  note states $XXX for first XXX months.. Lender is XXX.                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127192027  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.~COMMENT: 2019-07-24: Early closure release fee                 No       No        HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127164976  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127165059  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127165169  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-23: XXX day grace period does not meet 15 day minimum per state (NY).                     Yes      Yes       HELOC        NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127165186  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-23: XXX-day, XXX% late charge per Note does not meet the required allowed 15-day, 2%      Yes      No        HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          maximum for junior liens per state (NY).                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: XXX-day, XXX% late charge per Note does not meet the required allowed 15-day, 2% maximum for
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  junior liens per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127192427  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  3           *** (OPEN) GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act): Mortgage Loan is subject to the original Georgia Fair Lending Act. - EV3                                                                                                                                                                                                                                                              Yes      Yes       HELOC        GA    12/XX/2002   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127165303  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        GA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    127165320  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127192493  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127165411  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-24: Appraisal Yes      No        HELOC        GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127165463  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        GA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    127192601  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127157930  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127192763  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127157942  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    127165742  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        TN    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127193002  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-07-24: Late charge is a stated dollar    No       Yes       HELOC        NJ    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  amount of $XXX.                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127166045  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-07-24: HELOC Agreement specifies $XXX late charge.   Yes      Yes       HELOC        NJ    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2 State of NJ indicates maximum 5% for 2nd liens.                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127193260  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-24: Greater Yes      Yes       HELOC        NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         of XXX% or $XXX exceeds maximum 5% in the state of NJ.                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 01/XX/2007 - EV2
XXX       XXX    127193318  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-24: XXX     Yes      Yes       HELOC        NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         days grace period is less than the minimum 15 days required per state (NJ).                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127166299  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-24: XXX day Yes      Yes       HELOC        NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127193383  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-24: XXX day Yes      No        HELOC        NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127166332  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX[/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127166350  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-24: No        Yes      No        Missing      NJ    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            appraisal in the file
                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-07-24: Unable to locate in the file                               *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127166385  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        RI    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127166390  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NH    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127193556  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        Line of      CT    2/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement
XXX       XXX    127166554  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        CT    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166537  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127193679  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-24: Verified no signature  Yes      No        HELOC        CT    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A        date on document                                                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    127166669  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-24: signature was not      Yes      No        HELOC        CT    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 dated                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    127166658  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        ME    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127166729  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-07-24: File only contains Security Instrument from original lien dated 12/XX/04.  All other documents in file are for the modification dated No       No        Missing      MD    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                     11/XX/06.  Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Missing Document: Note - Subject Lien not provided~COMMENT: 2019-08-28: HELOC Agreement for subject loan missing from file
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166816  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        MA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    127167085  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Line of      IL    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
XXX       XXX    127167070  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Line of      WA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2                                                                                                                                                                                                                                                                                                                                          Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127167219  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       No        Line of      MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127167141  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    127167223  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        IL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127167171  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        IL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127158332  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NM    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127194366  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NM    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127167493  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127158347  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    127144992  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    4/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    127172005  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   WI    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
XXX       XXX    127145046  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   RI    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127145171  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
XXX       XXX    127145197  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    127145302  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CA    5/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
XXX       XXX    127145182  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      KS    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127145413  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    8/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    1027684168 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CA    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127145625  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    2/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127145654  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   OR    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       XXX    127172702  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
XXX       XXX    127145661  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    2/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    127145928  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127145998  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127146026  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127146068  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CT    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127146106  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NJ    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       XXX    127173648  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MI    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
XXX       XXX    127146686  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127173687  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AL    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127146820  XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2                                                                                                                                                                                                                                 2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    8/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    127146828  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum                                                                                                                                                                                                                         No       Yes       Final HUD1   OH    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127146853  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   AL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       XXX    127146998  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    4/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127147149  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    127147107  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    127147329  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          stamped
XXX       XXX    127147586  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       XXX    127147692  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                           Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
XXX       XXX    127174701  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   WA    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127174776  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2                                                                                                                                                                                                                            Yes      Yes       Final HUD1   MI    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127147924  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       XXX    127147954  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    127148259  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127148480  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   ME    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127175372  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127148390  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127148731  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127148727  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries                                                                                                                                                                                                                     Yes      Yes       Final HUD1   SC    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           about the origination and making of the loan. - EV2
XXX       XXX    127148838  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CO    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127149128  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127176340  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127149505  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IN    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127176517  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127149762  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Information Document not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127149960  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       XXX    127149932  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127150074  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    127150020  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127177109  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-   No       Yes       Final HUD1   VA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   15: TIL itemization of amount financed did not disclose the $XXX Attorney Fee as a prepaid finance charge.
XXX       XXX    127150142  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150170  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act.~COMMENT: 2019-07-15: PPP expired. Lender is not an exempt institution.    Yes      Yes       Final HUD1   AL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127150215  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150314  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    127150348  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150517  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-   Yes      Yes       Final HUD1   PA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       15: TIL Itemization did not disclose the e-mail fee of $XXX, the tax cert fee of $XXX or the wire fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127150551  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    7/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127150619  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   RI    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title
XXX       XXX    127150776  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   TN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    127177806  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MO    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150826  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   AZ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127150898  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage"
                                                                                                                                                                                                                                                                                                                                                                                                           without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2
XXX       XXX    127151005  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title
XXX       XXX    127151044  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    AZ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       XXX    127151061  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127151059  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127151126  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   WA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              to applicant within three (3) business days of application. - EV2
XXX       XXX    127151194  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    127151392  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127151567  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127151593  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NC    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              to applicant within three (3) business days of application. - EV2
XXX       XXX    127151602  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
XXX       XXX    127151616  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    127151691  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127151764  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   UT    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    127151808  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127151796  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. - EV2
XXX       XXX    127151894  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-19: TIL appears to be final but not signed or initialed by borrower                                             No       Yes       Final HUD1   MD    4/XX/2008    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX    127179537  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,   No       Yes       Final HUD1   NJ    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       XXX    127152654  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    127152736  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-19: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      TX    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       XXX    127152975  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX    127153424  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-19: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   MD    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 10/XX/2005 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    127153522  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127180551  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127153573  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127153804  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127153881  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154201  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-22: XXX% late charge exceeds 6% maximum per state (CA).                       Yes      Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154252  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    GA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154368  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154417  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154405  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   LA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154642  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    127181722  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    MA    8/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154891  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    127155045  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155052  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127182122  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127155155  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155183  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155269  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MO    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127182385  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155480  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2 23: Under disclosure is not a fee issue - appears to be DSI related.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-22: XXX% late charges exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    127155541  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   IL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final title.                                                                                            *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  23: Final payment on final TIL does not match calculated final payment due to DSI.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    127182533  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    127155587  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: file does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127182666  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127155720  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower                                            No       Yes       Final HUD1   FL    8/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127182742  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  3           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV3                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  23: Under disclosure is in the payments due to the simple interest payment calculation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: XXX% late charge exceeds the 3% maximum per state - MA.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127155959  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MD    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file is indicated to be
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/05/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127155987  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: file doe not contain   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   NM    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               evidence of Preliminary or final Title                                                                                          *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    127155981  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156097  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: TIL appears to be      2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               final but not signed nor initialed by borrower.                                                                                 *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127156120  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 23: Under disclosure appears to be payment stream related, due to DSI.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127156141  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127183181  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV3                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                      Yes      Yes       Final HUD1   NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               23: Under disclosure due to the Daily Simple Interest calculation payment stream.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127156332  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127183210  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2 23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127156275  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.~COMMENT: 2019-07-23: Signature not date nor is TIL signed                                                                                       Yes      Yes       Final HUD1   NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  23: due to payment stream variance- DSI loan
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127183511  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  3           *** (OPEN) (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit - EV3                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   RI    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans          23: Underdisclosure due to daily simple monthly payment calculation.
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV3                                                                                                                                                                                          *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-23:
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -   TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127156551  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127156650  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    127156705  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   IL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file is indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127157659  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127157425  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127157769  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-23: XXX day grace period less than 15 day minimum per state (NY).                         Yes      No        HELOC        NY    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127158118  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       No        HELOC        ME    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127158192  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-24: XXX day grace period is less than 15 day minimum per state (MA).        Yes      Yes       HELOC        MA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    127185326  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MO    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127144838  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 06/XX/2005. - EV2
XXX       XXX    127145134  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127145005  XXX       1                                                                                                                                                                                                                                                                                                                                                        1           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. -                                                                                                                                                                                                                  No       Yes       Final HUD1   NC    12/XX/2007   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    127172159  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CA    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    127145143  XXX       2                *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                      2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with                                                                                                                                                                                                                       Yes      Yes       Final HUD1   MD    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rescission timing requirements - EV2
XXX       XXX    127145215  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CA    4/XX/2005    Purchase      Primary     XXX        $XXX
XXX       XXX    127145923  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127146159  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   CA    4/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    127146226  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   VA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    127146328  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127146516  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                             No       Yes       Final HUD1   MO    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       XXX    127146586  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2                                                                                                                                                                                                                                                                                  Yes      Yes       Final HUD1   NY    6/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127146719  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127146713  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IN    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127146802  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127146907  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    1/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127146987  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
XXX       XXX    127147068  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   TX    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    127147112  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2                                                                                                                                                                                                                               No       Yes       Final HUD1   RI    10/XX/2006   Refinance     Investment  XXX        $XXX
XXX       XXX    127147289  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127147249  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127147377  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
XXX       XXX    127147441  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127147382  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-   Yes      Yes       Final HUD1   GA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   12: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX    127147528  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           borrower due to missing prior loan information. - EV3
XXX       XXX    127147619  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   WI    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127147631  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    127147853  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   SC    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127148510  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-   Yes      Yes       Final HUD1   MI    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2              15: TIL itemization did not disclose an unspecified Recording (service) fee of $XXX and a Flood Cert fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       XXX    127148856  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127176172  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127149328  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       Final HUD1   CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    127149650  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127176621  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
XXX       XXX    127149733  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.~COMMENT: 2019-07-12:     Yes      Yes       Final HUD1   GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2                            XXX% late charge exceeds 5% maximum per state GA .
XXX       XXX    127149822  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127177252  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127150146  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127177453  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   DC    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127150479  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   WA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    127150930  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-15: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              to applicant within three (3) business days of application. - EV2
XXX       XXX    127178184  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127151292  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
XXX       XXX    127151736  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    127152806  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   GA    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or~dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127152825  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   TX    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2           expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    127152842  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-19: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   RI    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       19: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-19: TIL in file indicated to be final, expected funding date same as disbursement date and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX    127153098  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-19: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   GA    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127153341  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-19: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MD    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127153707  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CO    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127180944  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  3           *** (OPEN) (State High Cost Provision) Rhode Island Late Charge: Rhode Island High-Cost Loan:  Loan contains an impermissible late charge. - EV3                                                                        *** (OPEN) (State High Cost Provision) Rhode Island Late Charge: Rhode Island High-Cost Loan:  Loan contains an impermissible late charge.~COMMENT: 2019-07-22: XXX% late charge exceeds 3% maximum late charge Yes      Yes       Final HUD1   RI    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) (State High Cost) Rhode Island High-Cost Loan (Points and Fees): Rhode Island Home Loan Protection Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total  per state.  (RI - high cost loan)
                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Ability to Repay Reliable Documentation: Rhode Island High-Cost Loan:  Borrower's ability to repay not verified with reliable documentation. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Assignee Disclosure: Rhode Island High-Cost Loan:  Mandatory purchaser/assignee disclosure not contained on document that creates debt or pledges property as collateral. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Balloon Test: Rhode Island High-Cost Loan: Final balloon payment twice as much as regular payment.  Note:  Does not apply when the payment schedule is adjusted to the seasonal or irregular income of the borrower. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Financed Fees: Rhode Island High-Cost Loan:  Fees financed in excess of the greater of five percent (XXX%) or $XXX. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-
                                                                                                                                                                                                                                                                                                                                                                                                           1. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan Protection Act Counseling Received: Rhode Island High-Cost Loan: No evidence of certification from a HUD-approved third party counselor that borrower has received counseling on the advisability of the loan transaction. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan Protection Act Disclosure: Rhode Island High-Cost Loan: Borrower was not provided with the Consumer Caution and Home Ownership Counseling Notice and Certification. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127180978  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127154345  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154587  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: Missing both the       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated         Yes      Yes       Final HUD1   MI    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           Preliminary and Final Title.                                                                                                    *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.~COMMENT: 2019-07-22: Affiliate was not part of the subject transaction.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127181624  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    127154718  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-07-22: File only contains Mortgage. Compliance testing not completed.                                                                        Yes      Yes       Final HUD1   GA    9/XX/1999    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1 - EV1
XXX       XXX    127181797  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-09-03: File only contains Mortgage and Title Policy.  Compliance testing not completed                                                    Yes      No        Missing      NJ    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty> - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) TILA - Final TIL Missing - EV1
XXX       XXX    127155647  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-22: XXX% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    127155904  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-22: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-22: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-22: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156036  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    127156258  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-23: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127183539  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file is indicated to be
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127183615  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-23: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  23: Underdisclosure due to daily simple monthly payment calculation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-23: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    127157134  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127156975  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       XXX    127157124  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127157213  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    127157228  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    127157232  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127157260  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127184268  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127157317  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127184355  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127157353  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127157336  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127157392  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    127184392  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127184404  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
XXX       XXX    127157441  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127157453  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    127157496  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127157509  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1027695895 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127157600  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-23: signed date is missing No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    127157634  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127157678  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    127157690  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-07-24: signature not dated    No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    127184732  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    127157738  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    127157793  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    127157806  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2008   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127184783  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2
XXX       XXX    127184890  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-23: XXX day grace period less than 15 day minimum per state (NY)                          Yes      Yes       HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: Greater of XXX% or $XXX late charge exceeds 2% maximum per state (NY)                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127184906  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
XXX       XXX    127184889  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-24: No Value  Yes      No        Line of      NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          Provided.                                                                                                                                                                                                                          Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    127157823  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    127157780  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-23: XXX day grace period is less that 15 days per state (NY).                             No       Yes       HELOC        NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary and Final Title.                                                                                             testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-23: XXX% late charge is greater than 2% per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127185012  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-23: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127158104  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      Yes       HELOC        NJ    4/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127158221  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121557079 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-08-17: Late charge not allowed per state (NJ) - max  Yes      No        HELOC        NJ    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2 late charge for NJ is 4% - note states flat fee of $XXX.                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121555265 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-27: Grace   Yes      Yes       HELOC        NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX days                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121442057 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-27: Grace   Yes      Yes       HELOC        NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    2022334601 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   NJ    3/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121454430 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-27: XXX     Yes      No        HELOC        NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         days grace period is less than the 15 days minimum per state of NJ.                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121442463 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-27: Grace   Yes      Yes       HELOC        NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124533637 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121571744 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    2/XX/2009    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1121454915 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        MA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121442108 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-19: File only contains Security Instrument and one page of a Note, Insufficient documents to complete compliance.                                  No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121571186 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-30: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         Refinance     Primary                $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121569115 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        SC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    2022338769 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   SC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1121453812 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121447562 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NV    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121553597 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121553534 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121553631 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        WA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121559199 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534375 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                            *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121570349 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1124533516 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121445477 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124532512 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121447525 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    7/XX/2006    UTD           Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121441024 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121559825 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1121564591 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121452568 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121567503 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121448673 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2000    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121554554 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: Preliminary Title nor  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Final Title Policy in documents provided                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121569589 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2000   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121448845 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121442325 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121443204 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121565705 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121567968 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121569648 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121453735 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124535449 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121457065 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121568484 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121555727 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121562813 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2006    UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121450349 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
XXX       XXX    1121450318 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
XXX       XXX    1124533781 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121568525 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124530876 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121561777 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124530888 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121447780 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121458381 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121452721 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121453312 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121455808 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124534727 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121572502 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121445618 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121566585 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121571148 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124533969 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121568569 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121566282 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1124530804 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121458054 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1121567917 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121567945 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1121442947 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121454903 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    2022238296 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121566393 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1124534376 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121563284 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121451751 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121558154 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124528570 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-26: XXX (XXX) day grace period for the late charge does not conform with 15 day minimum   Yes      Yes       HELOC        NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  per state (NY) Regs.                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-26: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121563611 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121438187 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121555667 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        GA    11/XX/2007   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121560954 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    2/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121438820 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121556333 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121558511 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-19: File only contains Mortgage and Appraisal. Compliance testing not completed.                                                                   No        Missing      PA                 Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121444288 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121567982 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1124532200 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-27: missing   No       No        HELOC        PA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  appraisal                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    2022339868 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-27: XXX days grace period is less than the 15 days minimum per state No       No        HELOC        PA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  of PA.                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121441968 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-17: XXX day grace period is less than 15 day required for 2nd liens  No       Yes       HELOC        PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  in the state of PA.                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121561742 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      MI    11/XX/2002   UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1121569342 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MI    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 11/XX/2002 - EV2
XXX       XXX    1121564316 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MI    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121570727 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MI    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                                             Closing
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 09/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      Statement
XXX       XXX    1121558975 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121557669 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121568118 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    4/XX/2002    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121571783 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        IL    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1121562422 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        GA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                            lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1124534118 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121456874 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-27: XXX     Yes      No        HELOC        NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2 (XXX) day grace period for the late charge does not conform with 15 day minimum per state (NJ) Regs.                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121448032 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NJ    11/XX/2008   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121557744 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-28: Grace period min not allowed per state (MA) - min grace period for MA   Yes      Yes       HELOC        MA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    is 15 days - note states XXX                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121568444 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121565988 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        NC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121555105 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NC    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121570942 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                             *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien~COMMENT: 2019-07-24: Evidence in the file (Doc 43) shows the subject loan is a second lien                                No       No        HELOC        SC    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2
XXX       XXX    1121562005 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      SC    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121555465 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    2022238535 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        SC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1121443669 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121439513 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121556707 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        AZ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121450993 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121555427 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124534254 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        WA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121450412 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-24: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        WA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121448596 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        WA    5/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121438597 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-24: Appraisal No       No        HELOC        WA    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    1121455571 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121450371 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    1/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121557336 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121442110 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121444089 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124555758 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121565070 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       XXX    1121443975 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121445944 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124534592 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121447177 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124534318 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121456572 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121569970 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121455825 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    2022339728 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124528492 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121454505 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124555808 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1121446295 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121553503 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121438653 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance        No       Yes       HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 testing.~COMMENT: 2019-07-25: Missing the HUD-1.                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121452834 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121443155 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121438142 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance        No       Yes       HELOC        FL    9/XX/1999    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  testing.~COMMENT: 2019-07-25: Missing the HUD-1.                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121565268 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: Title Commitment not   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               provided                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121454642 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121448308 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124532122 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    2022339393 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121562866 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1121439448 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    1121564393 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1121565810 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-26: Grace period not allowed per state (NY) - min grace period for NY is 15 days - note   Yes      No        HELOC        NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  states XXX                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-26: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121450317 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-26: Grace period min not allowed per state (NY) - min grace period for NY is 15 days -    Yes      No        Missing      NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            note states XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-26: XXX% late charge exceeds 2%  maximum per state NY with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121570883 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-26: Per Agreement, grace period is XXX days, however, the agreement will subordinate to   Yes      Yes       HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  federal and state law.                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-26: Per Agreement, grace period is XXX days, however, the agreement will subordinate to federal
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        and state law.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121442246 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        Line of      GA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
XXX       XXX    1124533984 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        GA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1124534765 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124531597 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        Line of      GA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either the Preliminary or Final Title.                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    1121441906 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    1121567256 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121458553 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121571298 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121555979 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        GA    10/XX/1999   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121553823 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121440834 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121458425 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1121453682 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121564291 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121554745 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121569657 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly                                                                                                                                                                                                                       No       No        Line of      TX    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           executed by the Lender. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                              Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 02/09/2004, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                           02/10/2004 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5))  CLTV exceeds XXX% of the value reflected on the AFMV: Texas Constitution Section 50(t)(5): CLTV of 100.00000% exceeds XXX% of $XXX (the value reflected on the AFMV). - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(6))  HELOC Agreement allows advances on HELOC that exceed 50% of the fair market value: Texas Constitution 50(t)(6):  HELOC Agreement does not include provision prohibiting subsequent advance on
                                                                                                                                                                                                                                                                                                                                                                                                           HELOC if the outstanding principal amount of the HELOC exceeds 50% of the fair market value. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas
                                                                                                                                                                                                                                                                                                                                                                                                           Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1121442442 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                 No       No        Line of      TX    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                      Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period. - EV3                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 04/21/2004, prior to three (3) business days from transaction date of                                                                                                                                                                                                                                         Statement
                                                                                                                                                                                                                                                                                                                                                                                                           04/21/2004 - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 03/XX/2004 - EV2
XXX       XXX    1121444062 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-27: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121558894 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        KS    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    1121569099 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1121449763 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    1121561088 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    3/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124533434 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-25: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1027697016 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OK    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127186143  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-25: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MO    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either a Preliminary or Final Title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
XXX       XXX    127159033  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CO    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    127159751  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    127161026  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127160962  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    127189097  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NV    7/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    127161918  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    7/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    127156819  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NJ    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162155  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162176  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NC    2/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127162389  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        AZ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162482  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127156887  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        WA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127163161  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127190320  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127163498  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    127163732  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127190943  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163926  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    10/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127163940  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       No        HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164122  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127164080  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-29: appraisal No       Yes       HELOC        CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  report missing                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127164153  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127164277  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127164386  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1027702402 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1027701722 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127191704  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127164622  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164672  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164661  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164777  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127164809  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127164883  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NY    11/XX/2003   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127157776  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-29: Grace period min not allowed per state (NY) - min grace period for NY is 15 days -    No       Yes       HELOC        NY    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A        note states XXX.                                                                                                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-07-30: $XXX  late charge exceeds 2%  maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.~COMMENT: 2019-07-29: PPP Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                             allowed per state (NY)   -note states $XXX within 12 months.  Lender is XXX, Principally located in Rhode Island.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127165036  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127192256  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127165215  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-29: XXX day grace period less than 15 day minimum per state (NY)                          Yes      Yes       HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-29: XXX% late charge exceeds 2% maximum per state (NY)                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127192361  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-07-29: XXX day grace period exceeds the 15 day minimum per state (NY)                        Yes      No        HELOC        NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-07-29: XXX% late charge exceeds the 2% maximum per state (NY)                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127165317  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        GA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127165374  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127165396  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-29: appraisal Yes      No        HELOC        GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  report is missing                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127192534  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        DC    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127165507  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166185  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-29: Grace   Yes      No        HELOC        NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX days.                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166252  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-29: XXX day Yes      Yes       HELOC        NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 grace period is less than the 15 day minimum per state - NJ.                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-07-29: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A        not provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127158167  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-07-29: Late    Yes      No        HELOC        NJ    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2 charge not allowed per state (NJ) - min grace period for NJ state is 15 days - note states XXX days                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166489  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    127166541  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166740  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127193717  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127166915  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MO    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127166865  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MO    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127194337  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127167427  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127194540  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127167626  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 04/XX/2007. - EV2
XXX       XXX    127167609  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NC    3/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    127167593  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    127144915  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   UT    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    127144886  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127151329  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127151891  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information. - EV3                                 *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.~COMMENT: 2019-08-09: Document Yes      Yes       Final HUD1   TX    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning           is not dated
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution
                                                                                                                                                                                                                                                                                                                                                                                                           Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-
                                                                                                                                                                                                                                                                                                                                                                                                           Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       XXX    127179082  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-26: TIL in file indicated to be final,   Yes      Yes       Final HUD1   MA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/07/2008 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    127155352  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               copy of neither Initial or Final Title.                                                                                         Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127182307  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      Yes       Final HUD1   TX    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               Value" of homestead property securing loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155431  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3     *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.~COMMENT: 2019-08-  Yes      Yes       Final HUD1   TX    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information. - EV3                      09: Document is not dated
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution
                                                                                                                                                                                                                                                                                                                                                                                                           Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127155770  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  28: Unable to determine under disclosure due to missing Itemization of Finance Charges. Payment stream is off due to dsi calculation.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-30: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    127155619  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      Yes       Final HUD1   WA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         signed or dated by borrower so cannot confirm that borrower received.~.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156148  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       HUD1, not    NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  30: Underdisclosure due to DSI calculation of payment.                                                                                                                                                                             stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-30: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156469  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156744  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-28: File does not contain  3           *** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3                                        *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-07-28: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   RI    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-07-
                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided. - EV3                                                                                                                                                                                          30: The TIL payment streams disclosed do not match the actual terms of the note. The TIL indicates the loan was disclosed as a 360 payments of $XXX; however the note terms reflect that it actually was 359
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. -   payments of $XXX and 1 payment of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           EV3                                                                                                                                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-28: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    127156808  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-29: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127158310  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-07-30: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127151871  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-07-25: TIL in file indicated to be final,   Yes      Yes       Final HUD1   MA    3/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed and dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - XXX% Tolerance Without Cure: RESPA (2010): XXX% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127154663  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    1121451155 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121561105 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121563024 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121561144 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124530927 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        NC    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2
XXX       XXX    1121446674 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NC    11/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
XXX       XXX    1121567266 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-12: North Carolina requires a grace period of 15 days. Note reflects a   Yes      Yes       HELOC        NC    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  grace period of XXX days.                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-12: Late charge not allowed per state (NC) - max late charge for NY is 4% - note
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        states XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121567721 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NC    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121456982 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NC    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121446943 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        SC    4/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1121568597 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      SC    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1121448719 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        SC    3/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121558919 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121440435 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   SC    8/XX/2007    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121569098 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   SC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1121440953 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   SC    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1121454254 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: Both Final and         2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        SC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary titles missing.                                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1121447717 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        SC    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
XXX       XXX    1121451775 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        OR    7/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121561736 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-30: XXX day grace period is less than 15 day minimum per state (OR).                        No       Yes       HELOC        OR    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    1121444150 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        OR    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121454379 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        OR    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121454459 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       No        HELOC        OR    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121437974 XXX       2                *** (OPEN) 1003 Error: Creditor Application Date was not provided - EV3                                                                                                                                             *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        OR    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121443497 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OR    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121441981 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121568636 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    1121445465 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    2022340812 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    4/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2022222332 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121557857 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121450126 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        Line of      NV    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534157 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124555787 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121558291 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    2/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121438394 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121561923 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121558312 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121457962 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WA    9/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121451158 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121556535 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121439279 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121559090 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121557428 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121568669 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121445361 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121563696 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-09: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      FL    1/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121452929 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121448876 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121446319 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    5/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121455602 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       XXX    1121457009 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-10: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121554636 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121564457 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121568744 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-11: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121448823 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-12: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121569878 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       XXX    1121453968 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121438738 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121442328 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121441975 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    2025307364 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121455028 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121457883 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121446737 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    4/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124534468 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121553779 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        FL    6/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121560388 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    6/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1121454191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121558496 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124532370 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121553900 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121556861 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121448644 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1121449937 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1124528625 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    3/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121560166 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121451686 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121444583 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121556571 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124528580 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121451583 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121452399 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121562275 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121457512 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3                                                                                                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121566546 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121454369 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1124534038 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121556620 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1121570813 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: Preliminary and Final  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        ID    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               title missing                                                                                                                   *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121446081 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121439005 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121567674 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121449146 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121449305 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124530904 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        CA    8/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121449406 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1121554703 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121443687 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2004   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534184 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121565179 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    4/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124533975 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121557564 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121561235 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File Does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    10/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121439148 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121449227 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121444006 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File Does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    2022345496 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    2022222700 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File Does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    12/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                           *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: Title policy not                   lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                           provided                                                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2022348469 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: Preliminary and Final  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               title missing                                                                                                                   *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124530838 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121566804 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/2004   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121451567 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121447062 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124556787 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121565209 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1121569737 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121445984 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121440761 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121563610 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121444319 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121453040 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121570301 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2019-08-15: Unable to determine occupancy                                              No       Yes       HELOC        CA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121441357 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121452317 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-30: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/27/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               for either Preliminary or Final Title.                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121562778 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121456697 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121455354 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    12/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121452677 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121446314 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124533611 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121567637 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-15: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1124534711 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121443960 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121564925 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1124532279 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    1121448906 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121442399 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121554344 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121560463 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    3/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121561350 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1124533602 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    4/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121453552 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-15: File only contains Mortgage. Compliance testing not completed                                                                                  No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121558660 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-15: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                                                              $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121443561 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: Title policy not       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               provided                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121558216 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121565005 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    5/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    2022238788 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121560838 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121447586 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121558860 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121442193 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121448746 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121444618 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    9/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121451612 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121557946 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121449257 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121439220 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1121559868 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121570695 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2007   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121454960 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121570773 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/04/2008. - EV2
XXX       XXX    1121554955 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121568388 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121451051 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121452490 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121562862 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    4/XX/2008    UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121567560 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    4/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1121557966 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121560027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1121456626 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    6/XX/2008    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1121453972 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2
XXX       XXX    1121439212 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-15: XXX day grace period is less than 15 day minimum per state (NY).                      Yes      No        HELOC        NY    1/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-15: $XXX late charge exceeds 2% maximum per state (NY).                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121570093 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-15: XXX day grace period is less than 15 day minimum per state (NY).                      Yes      No        HELOC        NY    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-15: $XXX late charge exceeds 2% maximum per state (NY).                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121564567 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-15: Missing both the       2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary and Final Title.                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1121445167 XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-30: Status is Missing.  File does not include documentation for the subject loan. File contains Modification and Servicing documentation  Yes      No        Missing      NY    3/XX/2008    UTD                       XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   but  does not contain Legal or Compliance documents for the subject.
XXX       XXX    1121454028 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: XXX day grace period is less than 15 day minimum per state (NY).                      Yes      No        HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: XXX% late charge exceeds 2% maximum per state (NY).                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121561075 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      NY    1/XX/2007    UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121448985 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: XXX (XXX) day grace period for the late charge does not conform with 15 day minimum   Yes      No        Line of      NY    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                          per state (NY) Regs.                                                                                                                                                                                                               Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states the                          Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A        Greater of $XXX or XXX%.                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121559107 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: XXX day grace period is less than 15 day minimum per state (NY)                       Yes      No        HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: The greater of $XXX or XXX% of the unpaid portion of the minimum monthly payment exceeds the                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A        2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1121439960 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-16: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                                                              $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121443681 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121447074 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: XXX day grace period less than 15 day minimum per state (NY).                         Yes      No        HELOC        NY    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: The greater of XXX% or $XXX late charge exceeds 2% maximum per state (NY).                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121445187 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: Grace period not allowed per state (NY) - min grace period for (NY) is 15 days - note Yes      Yes       HELOC        NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          states XXX days                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: Late charge not allowed per state (NY) - max late charge for (NY) is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121438121 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NY    4/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121445180 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not include  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121571607 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       HELOC        NY    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1121440372 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: XXX day grace period is less than 15 day minimum per state(NY).                       Yes      Yes       HELOC        NY    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: XXX% late charge exceeds 2% maximum per state(NY).                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1121564470 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not include  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-16: Late payment grace period of XXX days is less than the state min of 15 days           Yes      Yes       HELOC        NY    10/XX/2008   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-08-16: Late payment amount of XXX% exceeds the state max of 2%                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124533703 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        GA    6/XX/2002    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121448641 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        Line of      GA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2
XXX       XXX    1121440582 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not include  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    1/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121567647 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1124555815 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    7/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121555951 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121452831 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121447792 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121448132 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: Preliminary and Final  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        Line of      GA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               title missing                                                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121441307 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        GA    5/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121568592 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        GA    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121556850 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       HELOC        GA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1121562784 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-16: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         Refinance     Primary                $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121565178 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121559947 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-16: File only contains Mortgage and RTC. Compliance testing not completed.                                                                         No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121568933 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1124533583 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-25: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        DC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121455894 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    2025306871 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    1/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124530759 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-25: File contains neither  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Final nor Preliminary title.                                                                                                    compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121447358 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121448662 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121568994 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NC    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
XXX       XXX    1124533719 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-30: XXX day grace period is less than 15 day minimum per state (MD).                      No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121447576 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124528608 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121442415 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.~COMMENT: 2019-09-04:      No       Yes       HELOC        MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               Agreement page 1 dated 11/XX/2006.  Signature dated 12/XX/2006                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.~COMMENT: 2019-09-04: Agreement page 1 dated
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        11/XX/2006.  Signature dated 12/XX/2006
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1124532209 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121562506 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    4/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1121556069 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    6/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121451813 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121450458 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121556491 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121445750 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    10/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121457507 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    11/XX/2007   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121450952 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121559737 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    2/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121437920 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1121449853 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2 *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-17: XXX (XXX) day grace period for the late charge does not conform with 15 day minimum   No       Yes       HELOC        MD    6/XX/2000    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  per state (MD) **Regs.                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                              ~**The delinquent or late charge may be the greater of $2 or 5% of the total amount of any delinquent or late periodic installment of principal and interest, if: (i) the delinquency has continued for at
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                  least 15 calendar days
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121442129 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        TN    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121437825 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    12/XX/2002   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121456206 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-20: Grace period not allowed per state (PA) - min grace period for PA is   No       No        HELOC        PA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  15 days - note states XXX day                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a first lien loan less than or equal to $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121454860 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-17: Grace period min not allowed per state (PA) - min grace period for PA  No       No        Missing      PA    8/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  is 15 days - note states XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124530921 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124533694 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124532523 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1121445235 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        PA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1121449889 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                                                                                                      No       Yes       HELOC        NJ    2/XX/1989    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1989 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/1989, prior to three (3) business days from transaction date of 02/XX/1989. - EV2
XXX       XXX    1121569841 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121568822 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NJ    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121448752 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1124534274 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-25: File contains neither  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        NJ    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Final nor Preliminary title.                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121565603 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121562498 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121554591 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1121447043 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: XXX day Yes      No        Missing      NJ    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            grace period less than 15 day minimum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121443601 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: Grace   Yes      No        Missing      NJ    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            period not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX days
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1121453663 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: Greater Yes      No        HELOC        NJ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2 of $XXX or XXX% late charge exceeds the 5% maximum per state (NJ) and XXX day grace period less than 15 day minimum per state (NJ).                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121451115 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-31: XXX     Yes      Yes       HELOC        NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 days grace period is less than the 15 days minimum per state of NJ.                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121563005 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: Late    Yes      Yes       HELOC        NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 charge not allowed per state (NJ) - max late charge for (NJ) is 4% - note states XXX%                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121457999 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: XXX day Yes      No        HELOC        NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                       grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1121448742 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121440864 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: Late    Yes      No        HELOC        NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 charge not allowed per state (NJ) - min grace period for **NJ is 15 days - note states XXX days.                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  **Effective 11/27/2003, no lender making any home loan may charge a late payment fee in excess of 5% of the amount of the payment past due. The late payment fee may only be assessed for a payment past due 15
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A        days or more.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121558983 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1121438957 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-18: Late    Yes      Yes       HELOC        NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         charge not allowed per state (NJ) - min grace period for **NJ is 15 days - note states XXX days.                                                                                                                                   Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  **Effective 11/27/2003, no lender making any home loan may charge a late payment fee in excess of 5% of the amount of the payment past due. The late payment fee may only be assessed for a payment past due 15
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A        days or more.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121557616 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-25: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-25: Grace   Yes      Yes       HELOC        NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states XXX                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121449063 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-19: New     Yes      Yes       HELOC        NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Jersey requires a grace period of 15 days. Note reflects a grace period of XXX days.                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1121563658 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-19: XXX day Yes      Yes       HELOC        NJ    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period less than 15 day minimum per state (NJ) and greater of XXX% of $XXX late charge exceeds 5% maximum per state (NJ).                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121449473 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-08-19: XXX day Yes      No        HELOC        NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than 15 day minimum per state (NJ).                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121558556 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121554776 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        RI    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121452061 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MN    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121441412 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        RI    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121566390 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NH    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121556995 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121558318 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121455554 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    1121454322 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121566926 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121572366 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1121567033 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121442667 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        ME    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121567906 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    9/XX/2002    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121561859 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       Yes       HELOC        MA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1124532631 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-19: MA state grace period is 15 days, but XXX days is on note               No       No        Line of      MA    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-19: does not exceed state                          Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                    maximum                                                                                                                                                                                                                            Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121438977 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-19: XXX day grace period less   Yes      No        HELOC        MA    12/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  than 15 day minimum per state (MA) and the greater of $XXX or XXX% late charge exceeds the 3% maximum per state (MA).                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121563072 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-31: Grace period min not allowed per state (MA) - min grace period for MA   Yes      Yes       HELOC        MA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    is 15 days - note states XXX                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2                                                                                                                                                                 *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-08-31: XXX% late charge exceeds 3%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2                                                                                                maximum per state MA
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121564479 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-19: XXX day grace period is less than 15 day minimum per state (MA.)        Yes      Yes       HELOC        MA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121569136 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-19: XXX day grace period is less than 15 day minimum per state (MA)         Yes      Yes       HELOC        MA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1121444060 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MI    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121571457 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-21: File only contains Mortgage, Appraisal, RTC  and Preliminary Title.  Compliance testing not completed                                          Yes       Missing      MI    5/XX/2005    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121566557 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-08-19: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      MI    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1121570650 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MO    2/XX/2003    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124556772 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121456177 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MO    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121571526 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-31: XXX day grace period is less than 15 day minimum per state (MO)                       No       No        Missing      MO    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121440101 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-19: XXX day grace period less than 15 day minimum per state (MO)                          No       No        Missing      MO    3/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121553702 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121562900 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MO    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1121564450 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-08-19: XXX day grace period less than 15 day minimum per state (MO)                          No       No        HELOC        MO    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1124534627 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        KS    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124528692 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        KS    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121443813 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-31: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        AR    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1121564349 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        Line of      IL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                                                                                                                              Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
XXX       XXX    1121555539 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NC    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                     lookback was performed to determine this application date. - EV2
XXX       XXX    1121555677 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NM    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    2022239541 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        Line of      NM    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121442564 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NM    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1121444138 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        OK    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1124528635 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121441532 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.~COMMENT: 2019-08-19: Missing Loan      No       No        Missing      VA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            Disbursement.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
XXX       XXX    1121440242 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121438477 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121553862 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121443836 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        VA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1121556973 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      VA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1121570877 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-09-01: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        NY    2/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1121553868 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121440927 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121439501 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1121563161 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-26: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121564849 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1121563117 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121443873 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with                                                                                                                                                                                                                   No       No        HELOC        VA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2                                                                                                                                                                                                                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1121439119 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    10/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121442560 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        DC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1121554268 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1121439830 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    7/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1121554536 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    9/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1121457347 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2012 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012. - EV2
XXX       XXX    127158641  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127158737  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-17: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   KY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title
XXX       XXX    127144976  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MO    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127144962  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127145082  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-18: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NC    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title
XXX       XXX    127158929  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    127159297  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MI    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127145276  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NH    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127172387  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MN    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127159649  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-13: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   PA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127159756  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HUD1, not    GA    7/XX/2005    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    1027683864 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   OR    10/XX/2005   Refinance     Primary     XXX        $XXX
XXX       XXX    127159919  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   IN    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127145599  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    127146088  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127173165  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127146309  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   WI    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    127146394  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127173612  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    127160475  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127160727  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-14: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   DE    12/XX/2006   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127147207  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    2/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127160696  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    127174294  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127147927  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127148613  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-08-   No       Yes       Final HUD1   OH    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home      15: TIL itemization did not disclose settlement fee of $XXX and wire fee of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127148668  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127161057  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NC    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    127149595  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127188314  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127149684  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original                                                                                                                                                                                                                    Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           amount, depending on the lender's license type. - EV2
                                                                                                                                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127149815  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    127149859  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original                                                                                                                                                                                                                    Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           amount, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127150013  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    7/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    127150171  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MN    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    127161373  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WV    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 08/XX/2007. - EV2
XXX       XXX    127150419  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127150647  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127150945  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   VA    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127151069  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127151129  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MT    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Montana Prepayment Penalty Second Lien: Montana Prepayment Penalty:  Second lien loan contains a prepayment penalty greater than 10% in months 1 through 6, 7% in months 6 through 18, or 3.5% in months 18 through 60. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    127151199  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   WI    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    127161694  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 10/XX/2007. - EV2
XXX       XXX    127188869  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    12/XX/2007   Purchase      Primary     XXX        $XXX
XXX       XXX    127178685  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-16: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    127189157  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A        *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan under the Consumer Loan Act.~COMMENT: 2019-08-16: PPP       No       Yes       Final HUD1   WA    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        Expired. Prepayment charge not allowed per state (WA) - max prepayment charge a WA junior lien is 0% - note states $XXX for XXX months. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan under the Consumer Loan Act. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    127152355  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127152598  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-08-19: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   VA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-08-19: TIL in file indicated to be final,
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127153460  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-08-19: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      CA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-08-19: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed~or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    127153603  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127153949  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154019  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154184  XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127154266  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MO    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    127155492  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   DC    3/XX/2006    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127155611  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-19: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-08-20: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   GA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-08-19: TIL in file indicated to be final,
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    127162105  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HUD1, not    PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    127162118  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        NC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127162323  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127162853  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127163187  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    127163602  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    127163993  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164226  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127157867  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      DE    2/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127164489  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    127164966  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: Information not        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               provided.                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    127165544  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    127165711  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        TN    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    127158255  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-08-20: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Line of      MI    3/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123723805 XXX       2                *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   GA    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1123721452 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123721491 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                   No       No        Final HUD1   AL    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act. - EV2
XXX       XXX    1123721583 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                    No       Yes       Final HUD1   TN    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123721534 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    1123721598 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CO    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123721573 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1123721637 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   CO    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either a Preliminary or Final Title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1123721678 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1123721809 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either a Preliminary or Final Title.                                                                                            *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    1123721774 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 06/XX/2005. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    1123721802 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       HELOC        CT    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    1123721890 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    1123721885 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123723895 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123723850 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   AZ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    1123723914 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 08/XX/2006. - EV2
XXX       XXX    1123723915 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123723975 XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CT    10/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    1123723933 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    2024498727 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    2024498235 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan    Yes      Yes       Final HUD1   UT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           a prepayment penalty with rate/fees lower than the loan without prepay. - EV2                                                                                                                                           containing a prepayment penalty with rate/fees lower than the loan without prepay.~COMMENT: 2019-11-04: PPP expired. Prepayment charge not allowed per state (UT). Lender is XXX.
XXX       XXX    1123724127 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   IN    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Indiana Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123724117 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1123724088 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1123724179 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                   *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-04: Missing P&I amount                         No       Yes       Final HUD1   AL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1123724235 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MT    12/XX/2007   Refinance     Primary     XXX        $XXX
XXX       XXX    1123724197 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123724321 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
XXX       XXX    1123724324 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       No        Final HUD1   FL    2/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    1123725180 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    4/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    1123647481 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123724345 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-29: File does not contain  2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   WI    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           Preliminary or Final Title                                                                                                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1123724463 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible on a loan originated on or after June XX, 2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland SB270 Prepayment Penalty Test 2008: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty. - EV2
XXX       XXX    1123724422 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    1123724490 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OK    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1123724518 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NC    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV1
XXX       XXX    1123720699 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123720724 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      NV    2/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123720686 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NV    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123720763 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123720798 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      FL    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    1123720809 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123721680 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    8/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    1123720931 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1123720916 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123720883 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123721039 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721097 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721884 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2005   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721132 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1123721161 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    3/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721185 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123721158 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.~COMMENT: 2019-11-07: The borrower's current address is missing from the HELOC Agreement to      No       No        HELOC        CA    8/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  cross reference with the collateral address.                                                                                                                                                                                       Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721305 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123721389 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123721405 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day grace period less than 15 day Yes      Yes       HELOC        NY    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A        minimum per state (NY)                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-07: $XXX late charge could exceed 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2                                                               (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123721370 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123721443 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      Yes       HELOC        NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-12: PPP expired.  $XXX Early Closure/Mortgage Tax Reimbursement is not allowed in the state of NY on a second lien.                                   Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722021 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    7/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123722171 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      No        HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
XXX       XXX    1123722205 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      No        HELOC        NY    7/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-07: Per NY state law, a prepayment penalty cannot be charged on a 2nd mortgage.                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722259 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day grace period is <15 day       Yes      No        Missing      NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            minimum required for the state of NY.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance     *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: Greater of $XXX or XXX% late charge is >2%
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2                                                                                                                                                                                 maximum for the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123722289 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: Grace period per HELOC Agreement is   Yes      Yes       HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  XXX days and minimum per NY state is 15 days.                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: Late charge per HELOC Agreement is XXX% and
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        maximum per NY state is 2%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123722319 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: Grace period of XXX days is less than Yes      No        HELOC        NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             testing. - EV2                                                                                                                                                                                                          15 days minimum per state (NY)                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: Late fee of greater of $XXX or XXX% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722398 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Itemization  MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           referenced
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
XXX       XXX    1123722455 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    5/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123722478 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    No       No        Missing      TX    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
XXX       XXX    1123722446 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market    *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Legally binding documents signed by borrower contain blank              No       No        Missing      TX    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             Value" of homestead property securing loan. - EV3                                                                                                                                                                       fields.~COMMENT: 2019-11-18: HELOC Agreement Effective Disbursement date is blank.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Legally binding documents signed by borrower contain blank fields. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    1123722503 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1123723363 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        PA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1123722532 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day      No       No        HELOC        PA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  grace period is less than 15 day minimum per state (PA).                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1123722593 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing. - EV2 *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-12: Grace period No       No        HELOC        PA    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  of XXX days is less than minimum of 15 days per state (PA)                                                                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009. - EV2
XXX       XXX    1123722621 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NJ    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722590 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        NJ    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123722679 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-07: XXX day Yes      Yes       HELOC        NJ    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 grace period with $XXX late charge is less than 15 day minimum required with 5% maximum for the state of NJ.                                                                                                                       Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A        prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-13: PPP expired.  12 months Early Cancellation prepayment penalty is not permissible in the state of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722640 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-07: $XXX late charge could exceed 5% maximum per  Yes      No        HELOC        NJ    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A        state (NJ)~XXX day grace period less than 15 day minimum per state (NJ)                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123722701 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-07: Unable to determine if $XXX late charge       Yes      No        HELOC        NJ    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         exceeds the 5% maximum for NJ as there is no monthly payment amount on Note.                                                                                                                                                       Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1123722698 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-07: XXX days grace period is less than the 15     Yes      No        HELOC        NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2 days minimum per state of NJ.                                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722755 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-07: $XXX Late Charge is not a percentage late     Yes      No        HELOC        NJ    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         charge; 5% maximum late charge for NJ.~XXX day grace period exceeds 15 minimum for NJ.                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722840 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-08: "No Value Yes      Yes       HELOC        NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A        Provided".                                                                                                                                                                                                                         Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722901 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: XXX day Yes      No        HELOC        NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 grace period exceeds 15 day minimum per state (NJ).                                                                                                                                                                                Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123722863 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: XXX day Yes      No        HELOC        NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 grace period exceeds the 15 day minimum allowed per state (NJ)                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123722893 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123722963 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        OR    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123723013 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        RI    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123722981 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NH    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123723042 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        ME    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    2024497713 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
XXX       XXX    1123723008 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        ME    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123723074 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment. - EV2                                                                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123723135 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                       *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123723189 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-09: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      MA                 Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1123723212 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: Grace period per   Yes      No        Missing      MA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            HELOC Agreement is XXX days and minimum per MA state is 15 days.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123723240 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-08: XXX% late charge exceeds 2% maximum for the state No       Yes       HELOC        NY    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  of NY.                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1123723318 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-11: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123723359 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-11: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1123723379 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
XXX       XXX    1123723405 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: Unable to determine if grace period meets state minimum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123723403 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        IL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123723461 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       Final HUD1   CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              transaction date of 06/XX/2005. - EV2
XXX       XXX    1123723525 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    1123723527 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    1123723511 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    1123723544 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2                                                                                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123723576 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
XXX       XXX    1123723644 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-11-08: RTC not dated by       No       No        HELOC        AL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                   borrowers.                                                                                                                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1123650151 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1123723719 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123723685 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OR    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    1123644518 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   FL    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123644595 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MO    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
XXX       XXX    1123644655 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123644716 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   OH    11/XX/2005   Purchase      Primary     XXX        $XXX
XXX       XXX    1123644787 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       HELOC        CA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123644843 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-24: File does not contain  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NC    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    1123645111 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123645080 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed  *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing    No       Yes       Final HUD1   GA    6/XX/2006    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           based on the Occupancy Type of Second Home) - EV2                                                                                                                                                                       performed based on the Occupancy Type of Second Home)~COMMENT: 2019-11-01: Pg 1 of 1003 indicates Secondary Residence, Declaration section on pg 3 indicates borrower intends to occupy as Primary.
XXX       XXX    1123645156 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123645375 XXX       1                *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2006 - EV2                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MN    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    1123645647 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   PA    12/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    1123645619 XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    ID    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from                                                                                                                                                                                                                                             stamped
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 02/XX/2007. - EV2
XXX       XXX    1123645686 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123645641 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123645759 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123645880 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-26: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123645850 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123645955 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123645983 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123646044 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646887 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-27: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    1123646109 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    1123646191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    1123646236 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MO    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
XXX       XXX    1123646426 XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    TX    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          stamped
XXX       XXX    1123646471 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646468 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646531 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123647418 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   OR    6/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    1123646572 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MN    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123646610 XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-28: File does not contain  1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    1123646807 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state. - EV2
XXX       XXX    1123646857 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   VA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    1123646949 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       XXX    1123646946 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   CT    8/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123647064 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-28: File does not contain  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   PA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.
XXX       XXX    1123647034 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    2024421592 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-28: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title                                                                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647899 XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Georgia High-Cost Loan:  Required GFLA Notice is not displayed on all documents that                                                                                                                                                                                                                      Yes      Yes       Final HUD1   GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           create a debt or pledge property as collateral. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost Provision) Georgia High-Cost Loan (Impermissible Prepayment Penalty): Georgia High-Cost Loan: Mortgage loan contains an impermissible prepayment penalty. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total Loan Amount.
                                                                                                                                                                                                                                                                                                                                                                                                           Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647246 XXX       1                *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1                                                                                                                                    *** (CLEARED) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-26: File does not       1           *** (CLEARED) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   MO    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           contain either Preliminary or Final Title.                                                                                      *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    1123647264 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and                                                                                                                                                                                                                    No       Yes       HUD1, not    CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           local high cost testing - EV2                                                                                                                                                                                                                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123647401 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
XXX       XXX    1123647367 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647405 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   PA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647430 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   WI    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1123647513 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    2/XX/2008    Refinance     Primary     XXX        $XXX
XXX       XXX    1123647511 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-30: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-10-29: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-10-29: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-10-29: File does not contain              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012. - EV2
XXX       XXX    1123647574 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-05: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   WI    8/XX/2012    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-05: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-
                                                                                                                                                                                                                                                                                                                                                                                                           Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Wisconsin Prepayment Penalty < XXX: Wisconsin Prepayment Penalty:  Prepayment penalty not permissible on a loan less than $XXX under the Wisconsin Consumer Act. - EV2
XXX       XXX    1123647641 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   FL    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-05: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation. - EV2  expected funding date same as disbursement but is not signed or dated by borrower so cannot confirm borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-
                                                                                                                                                                                                                                                                                                                                                                                                           Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2013, prior to three (3) business days from transaction date of 11/XX/2013. - EV2
XXX       XXX    1123647661 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   FL    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123647740 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-05: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      No        Missing      CA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-07: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    1123647711 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-10-31: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NC    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-10-31: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    2024422850 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not   Yes      No        Missing      CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   signed or dated by borrower so cannot confirm that borrower received.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    2024422588 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-04: File only contains TIL. Compliance testing not completed.                                                                          Yes      Yes       Final HUD1   VA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1 - EV1
XXX       XXX    1123647940 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.~COMMENT: 2019-11-01: TIL appears to be final but not signed nor initialed by borrower                                                           No       Yes       Final HUD1   NH    4/XX/2007    Purchase      Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-01: TIL appears to be final but not signed nor initialed by borrower
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-01: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    1123647934 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-01: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-01: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   NC    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-01: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123648148 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   TX    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-02: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    1123648175 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      IA    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123648139 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
XXX       XXX    1123648394 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   TX    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    1123648532 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      NY    1/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123648593 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   OH    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                               *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123648561 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-04: File only contains Mortgage and HUD. Compliance testing not completed.                                                                         Yes       Final HUD1   VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
XXX       XXX    1123648614 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123649245 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.~COMMENT: 2019-11-06: Signed but not dated                                                                                                       Yes      Yes       Final HUD1   MO    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123649213 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-11-   Yes      Yes       Final HUD1   CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2 07: Unable to determine under-disclosure due to missing itemization of amount financed
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-07: TIL in file indicated to be final,
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649204 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   RI    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123649558 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by Borrowers.                                          Yes      Yes       Final HUD1   OK    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123649521 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by Borrowers                                           Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-11-
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     06: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or~dated by Borrowers so cannot confirm that Borrowers received
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       XXX    1123649552 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower                                            Yes      Yes       Final HUD1   DC    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1123649612 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   NJ    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123649688 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by Borrowers                                           Yes      Yes       Final HUD1   NJ    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 expected funding date same as disbursement and/or note date but is not signed or~dated by Borrowers so cannot confirm that Borrowers received
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1123649687 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3          *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       HUD1, not    PA    9/XX/2009    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                       stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123649990 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123650127 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123650152 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        MD    10/XX/2003   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1123644566 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123644796 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    7/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    1123644873 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   VA    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1123645144 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123645161 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-10-   No       Yes       Final HUD1   FL    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A        25: Lender did not include $XXX Settlement Fee and $XXX Courier fee as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123645354 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123646265 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123645522 XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123645574 XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    1123645512 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   NH    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123645733 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123645843 XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                            2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   WA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123646732 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1123645963 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646047 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   AZ    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    1123646525 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    1123646846 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MI    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    1123646876 XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  No       Yes       Estimated    HI    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1123647007 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXXX% is in excess of allowable threshold of USTreasury
                                                                                                                                                                                                                                                                                                                                                                                                           4.6900% + 5%, or 9.69000%.  Compliant Subprime Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage"
                                                                                                                                                                                                                                                                                                                                                                                                           without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    1123647092 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           verified with reliable documentation. - EV2
XXX       XXX    1123647441 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    12/XX/2007   Purchase      Primary     XXX        $XXX
XXX       XXX    1123647834 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-01: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2019-11-
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX    1123648024 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-01: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       Final HUD1   IL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1123648144 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           No       Yes       Final HUD1   FL    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-02: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       XXX    1123648286 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-02: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-02: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-02: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                             *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A        security interest.~COMMENT: 2019-11-02: RTC provided is unsigned.
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123648419 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-05: File only contains Final Application, Mortgage, Appraisal and HUD.  Insufficient documents to complete compliance.                             Yes       Final HUD1   OH    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           either Preliminary or Final Title                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Final HUD-1 - EV1
XXX       XXX    1123648809 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NH    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1123649807 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    Yes      No        Missing      TX    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        court order. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not
                                                                                                                                                                                                                                                                                                                                                                                                           disclose that the loan is a TX Home Equity/50(a)(6) Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649075 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-03: File does not contain  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-03: XXX% late payment fee exceeds maximum of 2% per   Yes      Yes       Final HUD1   NY    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         state of New York.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
XXX       XXX    1123649321 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123649404 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2019-11-06: TIL appears to be final but not signed nor initialed by borrower.                                           Yes      Yes       Final HUD1   FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.~COMMENT: 2019-11-06: TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1123649736 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649838 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649801 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649863 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2007   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649885 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123649953 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2                       *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that No       Yes       HELOC        NY    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-07: A borrower of a junior mortgage loan must be permitted to prepay the loan in whole or in part without penalty. N.Y.~Bank. Law                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A        {section} 590-a(2).82 Accordingly, prepayment penalties are not permitted on junior lien mortgage loans made by~nondepository mortgage banker licensees
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1123650000 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1123650029 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122822160 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-11-04: Information not        No       No        Line of      FL    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 provided on RTC                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122822223 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122822303 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    7/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1122823845 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        FL    8/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1122825936 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                  *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided~COMMENT: 2019-11-21: Incomplete.                   lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          Missing Pages including Signature pages.                                                                                        *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1122826103 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      CA    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826702 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2005   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826979 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    5/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827840 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1122823966 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122818963 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    No       No        Missing      TX    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with XXX% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under
                                                                                                                                                                                                                                                                                                                                                                                                           TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1122817799 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IA    7/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1122834464 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MO    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122824851 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    4/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122825468 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122815699 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NC    5/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122815639 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NC    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122819561 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122819597 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NC    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122819540 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        Line of      NC    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    1122819665 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-04: Verified late fee allowed per state OH second No       Yes       HELOC        OH    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  lien                                                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122819729 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
XXX       XXX    1122819817 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122819928 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NC    2/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122819894 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NC    8/XX/2007    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122820011 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NC    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122819952 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NC    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       XXX    1122820021 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NC    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009. - EV2
XXX       XXX    1122820109 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        SC    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1122820269 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        SC    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1122820264 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NC    8/XX/2006    UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122820300 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       XXX    1122829415 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122830255 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       No        HELOC        OR    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
XXX       XXX    1122829468 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-04: XXX day grace period less than 15 day     No       No        HELOC        OR    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  minimum per state (OR)                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122829529 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-11-04: XXX day grace period less than 15 day minimum per state OR                              No       Yes       HELOC        OR    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122829500 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.~COMMENT: 2019-11-04: XX day grace period is less than 15 day minimum per state(OR).                          No       Yes       HELOC        OR    12/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122828642 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    1/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122828683 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122828727 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      AZ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122828798 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-04: Appraisal No       No        Missing      AZ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            not provided in the file.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122828800 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122828877 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1122828918 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        AZ    8/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829777 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829008 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1122828985 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122828966 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122829027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        AZ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122828999 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        AZ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122829054 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   NV    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122829121 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      NV    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829189 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Missing      NV    4/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829229 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NV    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829339 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NV    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829312 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NV    11/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829375 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NV    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829384 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NV    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1122829537 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        WA    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122829644 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829627 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829631 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    7/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122829716 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        WA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1122829772 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        WA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122829776 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122829799 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        WA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1122821692 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122821676 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    5/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122821624 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122821689 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122822108 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1122822170 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122822250 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122816246 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        FL    8/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1~COMMENT: 2019-             lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                           11-04: Missing 1st lien docs in file                                                                                            *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122816347 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122816412 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122816374 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
XXX       XXX    1122816515 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-04: Appraisal No       Yes       HELOC        FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A        not provided in the file.                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122816573 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122816633 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122816598 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-09: Status is Missing.  File does not include documentation for the subject loan. File contains Servicing documentation but does not   No       No        HELOC        FL    6/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  contain Legal or Compliance documents for the subject.                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1122816626 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    4/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122817007 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122817031 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122817030 XXX       3                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122817052 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122817166 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817110 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122817170 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122817144 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817138 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    11/XX/2005   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817308 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-04: Appraisal No       Yes       HELOC        FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided in the file.                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    1122817359 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Line of      FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    1122817396 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-04: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817413 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         Refinance                            $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122817429 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    3/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122817438 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817537 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      FL    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122822478 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122822473 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    1122822538 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124556083 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122822582 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122822602 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      FL    11/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122822758 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122822696 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122822809 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    1122822837 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122822832 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    1122822918 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122823060 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122823130 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    10/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122823207 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122823178 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    1122823321 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122818191 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122818243 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-09: Status is Missing.  File does not include documentation for the subject loan. File contains Servicing documentation but  does not  No       No        HELOC        FL    1/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  contain Legal or Compliance documents for the subject.                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1122818248 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122818408 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      FL                 Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122818459 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    1122818462 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122818454 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122818561 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-05: No        No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  appraisal or approval docs in file to determine value                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: 1st lien docs are                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           missing from file                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                           *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1~COMMENT: 2019-             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                           11-05: 1st lien docs are missing from file                                                                                      Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122818575 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122818600 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122818647 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122823354 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122823340 XXX       2                *** (OPEN) ARM Error: Rate Change Frequency was not provided - EV3                                                                                                                                                                                                                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122823357 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122823413 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122823400 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122823369 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122823462 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122823478 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122823607 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122823684 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1122824507 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1122825633 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2001    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122825602 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      CA                 Refinance     Primary                $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122825725 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122825752 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122825773 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825837 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122825808 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825796 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122825971 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825968 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826060 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826030 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       XXX    1122826019 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826083 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122826136 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-21: Appraisal No       Yes       HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  not provided in the file.                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       XXX    1122826183 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) ARM Error: First Interest Rate Change Date was not provided~COMMENT: 2019-11-05: Is not provided on the  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       HELOC agreement                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: "File does not contain             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title".                                                                                             lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122826187 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
XXX       XXX    1122826243 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826294 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826339 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        CA    3/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826342 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826400 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826329 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826396 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122826381 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826421 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122826476 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-05: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122826481 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122826556 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    1122826522 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    6/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826578 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    8/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either preliminary or final title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826597 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826684 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    1/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826723 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    1/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122826829 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    1122826901 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122826899 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122826982 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122827077 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827171 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122827247 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827212 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122827250 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827239 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122827358 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827321 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122827341 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827397 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827432 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    12/XX/2006   UTD           Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1122827570 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    1122815803 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-07: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                                                              $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122827579 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122828355 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    1122827592 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122828430 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122827727 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-09: File only contains Mortgage. Compliance testing not completed.                                                                     No       No        HELOC        CA    4/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122827724 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NC    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122827786 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122828569 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NM    5/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               preliminary nor final title.                                                                                                    testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122827774 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122827870 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122827899 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1122827965 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not include  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title.                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122828023 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1122828025 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122827990 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122828077 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122828115 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122828066 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122828149 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122828207 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122828164 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: Preliminary and Final  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        NV    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               title missing                                                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122828229 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either preliminary or final title.                                                                                              *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122828242 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    11/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122828309 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122828273 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        FL    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122828339 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122828307 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        CA    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122829191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    2/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1122828390 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: The first interest     2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               rate change date was not provided on the HELOC.                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1122828432 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1122828493 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    3/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122828491 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/23/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1122828495 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2
XXX       XXX    1122821740 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-21: XXX (XXX) day grace period for the    Yes      Yes       HELOC        NY    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2 late charge does not conform with 15 day minimum per state (NY) Regs.                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-21: $XXX complies with maximum of 2% per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A        *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-21: PPP Expired. Prepayment charge not allowed per state {NY) - max prepayment charge for NY junior mtg loan is 0%- note states
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2                                                              $XXX. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2
XXX       XXX    1122821903 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        NY    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       XXX    1122821841 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      No        HELOC        NY    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-06: Early Closure Release Fee                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122821877 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122821995 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-06: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      No        HELOC        NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-06: Early Closure Release Fee                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831661 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                       *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-05: File only contains Mortgage.  Insufficient documents to complete compliance.                                                       Yes      No        HELOC        NY    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122831627 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831696 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      No        HELOC        NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-08: Early Closure Release Fee                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831706 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.~COMMENT: 2019-11-08: PPP Expired:  PPP not allowed on junior   Yes      Yes       HELOC        NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A        liens per state (NY).  Maximum allowable is 0.  Note states an Early Closure Release Fee of  $XXX.                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position. - EV3                                                                                                                                                                                                                                                            *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831769 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06XX/2004 used as disbursement date for compliance testing. - EV2  *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-05: File only contains Mortgage. Compliance testing not completed.                                                                     Yes      No        HELOC        NY    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122831815 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-08: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122831780 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831868 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831834 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.~COMMENT: 2019-11-07: PPP Expired:  PPP not allowed on junior   Yes      No        HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  liens per state (NY).  Maximum allowable is 0 - Note states an Early Closure Release Fee of $XXX.  Lender is XXX.                                                                                                                  Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831887 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122821950 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-09: File only contains Mortgage.  Missing HELOC Agreement.  Insufficient documents to complete compliance.                             Yes      No        HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122821990 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        NY    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122822938 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122822379 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122822446 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that Yes      No        HELOC        NY    8/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-08: Early Closure Release Fee                                                                                                                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122816154 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NY    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122816173 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       Yes      No        HELOC        NY    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122831916 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: Grace period not allowed per state    Yes      No        HELOC        NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  (NY) - min grace period for (NY) is 15 days - note states XXX days                                                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        charge for (NY) is 2% - note states XXX%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    1122832039 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122832028 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122832159 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day grace period is less than 15  Yes      No        HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  day minimum per state of NY.                                                                                                                                                                                                       Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: Greater of $XXX or XXX% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122832203 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX days grace period is less than    Yes      No        HELOC        NY    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  the 15 days maximum allowable per state (NY).                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: The greater of $XXX/XXX% late charge exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        2% maximum allowable per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122832250 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A        *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day grace period is less than 15  Yes      Yes       HELOC        NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                        day minimum per state.                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: XXX% late charge exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2                                                                          (NY.)
XXX       XXX    1122832426 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: XXX day grace period is < 15 days     No       Yes       HELOC        NY    1/XX/2008    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                          minimum required for the state of NY.                                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2 *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%.~COMMENT: 2019-11-07: The greater of $XXX or XXX% late fee exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  maximum allowed for the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of XXX days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122832470 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NY    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXX% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1122819338 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    1122819452 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    2/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122823793 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122823798 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      GA    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122823973 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534885 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        GA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824050 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122824173 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        GA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               Preliminary or Final Title                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1122824143 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122829936 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        DC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122829951 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122830077 XXX       3                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122830129 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
XXX       XXX    1122830158 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534969 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    1122830174 XXX       3                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MD    7/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                                       compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122830323 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MD    7/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122830432 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122830465 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                       *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-10: Status is Missing.  File contains post close documentation.  File does not include Legal or Compliance documents for subject loan. No       No        HELOC        MD    6/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1122830458 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    8/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124534934 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122830614 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-08: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      DC                 UTD                                  $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122830591 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831477 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122830726 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       XXX    1122830734 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                           either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122830779 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    9/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122830744 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122830783 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122830855 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1122830885 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        MD    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1122830995 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-06: File contains HELOC Agreement but missing Maturity Date.  compliance testing not completed.                                        No       Yes       HELOC        MD    8/XX/1999    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A
                                                       *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
XXX       XXX    1122830938 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing. - EV2 *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not     No       Yes       HELOC        MD    12/XX/1999   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed      exceed maximum permitted by applicable law.~COMMENT: 2019-11-07: Per state law, a prepayment penalty is not allowed on 2nd mortgages.                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999. - EV2
XXX       XXX    1122831035 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-05: File only contains the Security Instrument. Insufficient documents to complete Compliance.                                                     No        Missing      TN    8/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122831080 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      TN    6/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831045 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      TN    6/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/14/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831052 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        TN    7/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1122831091 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      TN    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
XXX       XXX    1122831196 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        TN    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009. - EV2
XXX       XXX    1122818968 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market                                                                                                                                                                                                                    No       No        Missing      TX    8/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Value" of homestead property securing loan. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on
                                                                                                                                                                                                                                                                                                                                                                                                           AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/13/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1122833254 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Second Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien less than $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122833223 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122833260 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Pennsylvania Prepayment Penalty Second Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien less than $XXX; however Note or Prepay Addendum provides specific No       Yes       HELOC        PA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2004 which is 1 months prior to consummation. A        language that prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-11: PPP expired.  No prepayment penalty may be charged on loans less than $50,000 per state - PA.  Note state a                         Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                        penalty of $XXX.  Lender is Fleet Bank.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                   *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-07: 10 day grace
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Second Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien less than $50,000; however Note or Prepay Addendum provides specific      period is less than the 15 day minimum per state - PA.
                                                                                                                                                                                                                                                                                                                                                                                                           language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122833302 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2                                                                                                                                                                                                                                                                                                                                             No       No        HELOC        PA    8/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1122833366 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    9/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122833329 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-11: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing                         UTD           UTD                    $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122833331 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: "File does not contain 3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      PA    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1124535021 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      PA    7/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122833406 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-07: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/18/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      PA    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1122820636 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        NJ    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1122820656 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                       *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that   No       Yes       HELOC        NJ    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  prepay will not exceed maximum permitted by applicable law.~COMMENT: 2019-11-08: PPP Expired. Prepayment charge not allowed per state NJ - max prepayment charge for NJ loan is 0% - Note states $XXX. Lender                      Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A        is XXX.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122820710 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-08: Late charge is stated amount.     No       No        HELOC        NJ    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820749 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy.                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2004 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820740 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-08: $15 Late Charge exceeds the maximum of 5% per Yes      No        HELOC        NJ    2/XX/2004    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2                                                                                                                             state (NJ).                                                                                                                                                                                                                        Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/26/2004 used as disbursement date for compliance testing. - EV2                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.~COMMENT: 2019-11-08: No
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  Appraisal Provided
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124556063 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-08: Late charge is a stated amount.               Yes      No        HELOC        NJ    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820843 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      No        HELOC        NJ    4/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122821115 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    6/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122821158 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      No        HELOC        NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122821122 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.~COMMENT: 2019-11-11: PPP Expired. Prepayment charge not allowed   Yes      No        HELOC        NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2 per state (NJ) - max prepayment charge for (NJ) is not allowed - note states $250 fee. Lender is XXX.                                                                                                                              Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820143 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122820162 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.~COMMENT: 2019-11-08: PPP Expired. Prepayment charge not allowed   Yes      No        HELOC        NJ    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2 per state (NJ) - max prepayment charge for (NJ) is not allowed - note states $250 fee. Lender is Fleet Bank.                                                                                                                       Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820102 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      No        HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820167 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: The loan file is       3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               missing a Final Title Policy.                                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1122820126 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      No        HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820216 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.~COMMENT: 2019-11-11: PPP Expired. Prepayment charge not allowed   Yes      No        HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 per state (NJ) - max prepayment charge for (NJ) is not allowed - note states $250 fee. Lender is Fleet Bank.                                                                                                                       Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820192 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      Yes       HELOC        NJ    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122820254 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                                                                                                      Yes      No        HELOC        NJ    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122820449 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-06: Status is Missing.  File does not include documentation for the subject loan. File contains Servicing documentation but  does not  Yes      No        HELOC        NJ    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2 contain Legal or Compliance documents for the subject.                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1124534768 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                      *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.~COMMENT: 2019-11-08: $XXX Late Charge exceeds the maximum of 5%    Yes      No        HELOC        NJ    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  per state (NJ).                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A        *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.~COMMENT: 2019-11-08: PPP Expired. Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                        per state {NJ) - max prepayment charge for CA ARM loan is 0%- note states $250. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122820663 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NJ    9/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/16/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/16/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122821226 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        Missing      NJ    3/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            period not allowed per state (PA) - min grace period for (PA) is 15 days - note states 10 days
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
XXX       XXX    1122821358 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         period not allowed per state (PA) - min grace period for (PA) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122821347 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      Yes       HELOC        NJ    4/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122821427 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1122821401 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1122821459 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: 10 day  Yes      No        HELOC        NJ    9/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 grace period less than 15 day minimum per state NJ                                                                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122815755 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position. - EV3                                                                                                                                                                                                                                                            *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122815805 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-06: File only contains Mortgage. Compliance testing not completed.                                                                     Yes      No        HELOC        NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122815911 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Late    Yes      No        HELOC        NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         charge not allowed per state of NJ - minimum grace period is 15 days - note states 10 days.                                                                                                                                        Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1122816067 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122816883 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-11: 10 day  Yes      No        HELOC        NJ    11/XX/2007   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2 grace period is less than 15 day minimum per state of NJ.                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122816026 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                                                                                                                                                                                                                                Yes      No        HELOC        NJ    11/XX/2007   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122816091 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122816144 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: Grace   Yes      No        HELOC        NJ    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  period not allowed per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       XXX    1122821484 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3                                *** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.~COMMENT: 2019-11-08: 10 day  Yes      No        HELOC        NJ    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         grace period is less than 15 day minimum per state of NJ.                                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1122820948 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122820912 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        OH    6/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122821833 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        RI    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122821037 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        RI    9/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122818971 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-06: Status is Missing.  File does not include documentation for the subject loan. File contains Servicing documentation but  does not  No       No        HELOC        NH    2/XX/2002    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2 contain Legal or Compliance documents for the subject.                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2002, prior to three (3) business days from transaction date of 02/XX/2002. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1122819022 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        NH    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       XXX    1122824280 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122824396 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    10/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122824361 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    11/XX/2004   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824404 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824423 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122825261 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122824517 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122824471 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    10/XX/2006   UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824503 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122824567 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1122825367 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        CT    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122824565 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-06: File only contains Mortgage.  Missing HELOC Agreement.  Insufficient documents to complete compliance.                             Yes      No        HELOC        CT    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122824628 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        CT    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122824612 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-11-12: Document is not        Yes      No        HELOC        CT    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2 signed.                                                                                                                                                                                                                            Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1122819154 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        ME    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122832576 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        MA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122832748 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        MA    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004. - EV2
XXX       XXX    1122816767 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               eihter a Preliminary or Final Title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122816872 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122816912 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122816963 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-11-08: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      MA    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    2023591251 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                              *** (OPEN) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-05: File only contains Mortgage. Compliance testing not completed.                                                                                 No        Missing      MA                 Refinance     Primary                $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1122816939 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        MA    7/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    1122832822 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        NH    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1122832795 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1993 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    1/XX/1993    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122833012 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MA    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122833027 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-05: File only contains Mortgage. Compliance testing not completed.                                                                     Yes      No        HELOC        MA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       XXX    1122833072 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122833148 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2 *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: Grace period not    Yes      No        HELOC        MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  allowed per state (MA) - min grace period for (MA) is 15 days - note states 10 days                                                                                                                                                Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122833138 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        MA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122833189 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: Ten (10) day grace  Yes      No        HELOC        MA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2 period for the late charge does not conform with 15 day minimum per state (MA) Regs.                                                                                                                                               Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-11-12: Greater of XXX% or $XX Late Charge exceeds the maximum of the Lessor
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined    of 10% or $10 per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    1122833976 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        MA    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2
XXX       XXX    1122833193 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: Grace period not    Yes      No        HELOC        MA    1/XX/2009    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2 allowed per state (MA) - min grace period for (MA) is 15 days - note states 10 days                                                                                                                                                Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.~COMMENT: 2019-11-08: Late charge not allowed per state (MA) - max late charge for (MA) is
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2                                                                                   3% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831200 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    1/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       XXX    1122831203 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MI    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       XXX    1122831289 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    1122831293 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       XXX    1122831431 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       XXX    1122832185 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122831436 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MI    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
XXX       XXX    1122831404 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-11: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-11-11: There is no signature  No       No        Line of      MI    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2 date                                                                                                                                                                                                                               Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1122831482 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2 *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.~COMMENT: 2019-11-08: Five (5%) complies with maximum per state No       Yes       Line of      MI    11/XX/2003   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  (MI).                                                                                                                                                                                                                              Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                       Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122831512 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Line of      MI    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
XXX       XXX    1122831514 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MI    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    1122831579 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MI    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    1122815863 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1~COMMENT: 2019- 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HUD1, not    NY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          11-08: Note from first mortgage was not provided.                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1122833451 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      MO    5/XX/2004    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122833554 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2 *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: Ten (10) day grace period for the late No       No        HELOC        MO    8/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  charge does not conform with 15 day minimum per state (MO) Regs.                                                                                                                                                                   Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122833595 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: 10 day grace period less than 15 day   No       No        Missing      MO    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3                                                                            minimum per state (MO)
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122833598 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.~COMMENT: 2019-11-08: 10 day grace period less than 15 day   No       Yes       HELOC        MO    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A        minimum per state MO                                                                                                                                                                                                               Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122833662 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    1122817585 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        KS    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122817698 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2 *** (CLEARED) (Missing Doc) Incomplete loan images/file~COMMENT: 2019-12-09: Status is Missing.  File does not include documentation for the subject loan. File contains Modification and Servicing             No       No        HELOC        KS    6/XX/2006    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  documentation but  does not contain Legal or Compliance documents for the subject.                                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       XXX    1122817659 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        KS    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          *** (OPEN) Missing Document: Missing Final 1003~COMMENT: 2019-11-08: `                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817860 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        IA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1122817875 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        IA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122833748 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       Line of      AR    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2
XXX       XXX    1122833753 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      AR    10/XX/2004   UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122833874 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        AR    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122833938 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      No        HELOC        AR    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       XXX    1122833964 XXX       2                *** (OPEN) ARM Error: First Interest Rate Change Date was not provided - EV3                                                                                                                                                                                                                                                            2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2 *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.~COMMENT: 2019-11-12: PPP        No       Yes       HELOC        IL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. - EV2                                   Expired. Prepayment charge IS allowed per state IL - APR under XXX%. Lender is XXX                                                                                                                                                 Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
XXX       XXX    1122833982 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122834009 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                          either Preliminary or Final Title.                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    1122834081 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Note Error: Note date is blank.~COMMENT: 2019-11-20: Handwritten Loan Date change on Credit Agreement    3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      IL    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               not initialed. 12/30/2003 used for review.                                                                                      compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                       *** (OPEN) Note Error: Note date is blank. - EV3                                                                                                                                                                                                                                                                                                    *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1122834045 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-08: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Missing      IL    3/XX/2004    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1122834122 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122834066 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        Line of      IL    7/XX/2003    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Closing
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122834127 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    7/XX/2003    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    1122834105 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        PA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
XXX       XXX    1122834165 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       HELOC        IL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       XXX    1122834169 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      IL    5/XX/2005    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122834252 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    1122834237 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MI    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       XXX    1122834279 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    1122834323 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        IL    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122834339 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122834399 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    1122818550 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         Yes      No        Missing      NM    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122817754 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        NM    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       XXX    1122817892 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        OK    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122818704 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      OK    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122817945 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: "File does not contain 2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OK    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title"                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1122818745 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      OK    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122818017 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       No        HELOC        OK    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122818134 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        OK    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    1122834504 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        OK    3/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824758 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-09: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824822 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    2/XX/2005    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title policy                                                                                        compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1124556102 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2019-11-13: Borrowers' signature   No       No        Line of      VA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2 is not dated.                                                                                                                                                                                                                      Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2
XXX       XXX    1122825630 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    7/XX/2005    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122824930 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122824918 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825010 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and                                                                                                                                                                                                                         No       No        Missing      VA    5/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122825044 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        Line of      VA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    1122825125 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1122825184 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825953 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825191 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-21: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either a Preliminary or Final Title.                                                                                            *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1122825155 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825237 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825384 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        VA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    2023600237 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       No        HELOC        MD    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       XXX    2023599595 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1122825458 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-10: "File does not contain 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                                                                                                         No       Yes       HELOC        VA    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title".                                                                                             *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2
XXX       XXX    1122825525 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-11: File does not contain  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    4/XX/2000    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary of Final Title                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1122828606 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2019-11-11: File does not contain  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Yes      Yes       HELOC        CA    5/XX/2016    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary or final title                                                                                               testing. - EV2                                                                                                                                                                                                          Loan Application Date.~COMMENT: 2019-11-11: application date not provided                                                                                                                                                          Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2016, prior to three (3) business days from transaction date of 05/XX/2016. - EV2
XXX       XXX    1122828576 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Yes      No        HELOC        CA    4/XX/2017    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          Loan Application Date.~COMMENT: 2019-11-11: Document not found in file.                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2
XXX       XXX    1122831135 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      No        HELOC        TN    9/XX/2017    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017. - EV2
XXX       XXX    1122828638 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Yes      No        HELOC        CA    12/XX/2017   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          Loan Application Date.~COMMENT: 2019-11-11: Verified date, missing 1003                                                                                                                                                            Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2017, prior to three (3) business days from transaction date of 12/XX/2017. - EV2
XXX       XXX    129904686  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129904720  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129904806  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129904823  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129904801  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    129904830  XXX       1                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   WI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    129904852  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129904905  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129904899  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129905027  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129905058  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129905112  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129905142  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    129905342  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    9/XX/2006    Purchase      Investment  XXX        $XXX
XXX       XXX    129905394  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129905370  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    129905493  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    129905596  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129905673  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129905732  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      No        HUD1, not    IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    129905713  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NH    10/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    129905764  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2
XXX       XXX    129905796  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    129905846  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129905891  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129905902  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129905930  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   UT    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay. - EV2
XXX       XXX    129905995  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   MD    9/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    129906102  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    10/XX/2006   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
XXX       XXX    129906156  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   IL    9/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    1030444226 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129906203  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        HI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    1030443922 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    129906277  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV2
XXX       XXX    129906360  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129906347  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NC    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    129906323  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and                                                                                                                                                                                                                      No       Yes       Estimated    CA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129906401  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129906431  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129906430  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    129906482  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   NC    12/XX/2006   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
XXX       XXX    129906460  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129906538  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NV    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129906557  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129906634  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   NH    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129906661  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129906708  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                       Yes      Yes       Final HUD1   CT    1/XX/2007    Purchase      Primary     XXX        $XXX
XXX       XXX    129906716  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   IL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129906662  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129906690  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    129906811  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       HELOC        FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    129906785  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Itemization  IL    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          referenced
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                     in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129906878  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   TN    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129906854  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   PA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/30/2006, prior to three (3) business days from transaction date of 10/26/2006. - EV2
XXX       XXX    129906857  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   IL    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129906886  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MO    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129906944  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   HI    10/XX/2006   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129906991  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129907059  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MO    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129907063  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
XXX       XXX    129907124  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    129907139  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    12/XX/2006   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129907246  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129907339  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129907293  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129907389  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129907450  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   NV    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129907464  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   VA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129907467  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                 No       Yes       HUD1, not    FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    129907507  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129907547  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129907516  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        MI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129907570  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129907545  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 10/XX/2006. - EV2
XXX       XXX    129907626  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129907711  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129907740  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129907796  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129907828  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129907895  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129907947  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1030445517 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1030445302 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MO    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129908126  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   IL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129908103  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129908203  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   PA    10/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    129908225  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        VA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    129908279  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   NV    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129908332  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       No        Final HUD1   MI    12/XX/2006   Purchase      Investment  XXX        $XXX
XXX       XXX    129908435  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129908404  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MI    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129908562  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                                                                                                         No       Yes       Final HUD1   TN    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129908516  XXX       3                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2020-08-27: Note is missing P&I payment. 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3          *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:~COMMENT: 2020-08-27: Loan file contains documents indicating the loan was to close as a HELOC at one point in the loan life cycle.      No       No        Missing      TX    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   However, the promissory Note, the Security Instrument and the TIL indicate a closed-end transaction. As such, the loan was reviewed and tested as a closed-end loan.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129908559  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CO    1/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    129908537  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129908610  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    129908561  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NV    12/XX/2006   Purchase      Second Home XXX        $XXX
XXX       XXX    129908634  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        Final HUD1   CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129908639  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129908729  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    1/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    129908757  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   NV    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129908814  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        SC    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries                                                                                                                                                                                                                                        Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129908935  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                    Yes      Yes       HELOC        MA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    129908993  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.                                                                                                                                                                                                                           No       Yes       Final HUD1   NV    12/XX/2006   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           (Compliance testing performed based on the Occupancy Type of Second Home). - EV2
XXX       XXX    129909116  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    129909065  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   FL    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129909217  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MN    12/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    129909241  XXX       1                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       No        Final HUD1   HI    12/XX/2006   Purchase      Primary     XXX        $XXX
XXX       XXX    129909316  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129909368  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                             No       Yes       Final HUD1   CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    129909552  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   KS    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129909705  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CO    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129909709  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129909713  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    1/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    129909727  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    1/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    129909736  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries                                                                                                                                                                                                                     No       Yes       Final HUD1   SC    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           about the origination and making of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129909779  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129909934  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    2/XX/2007    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129909979  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        PA    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
XXX       XXX    129909994  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129910058  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   TN    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129937143  XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              3           *** (OPEN) (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): Rhode Island Home Loan Protection Act: Loan is high-cost due to Rate Threshold is exceeded by XX.XX%. ARM Life Max of XX.XX% exceeds a                                                                                                                                                                                                                  Yes      Yes       Final HUD1   RI    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-
                                                                                                                                                                                                                                                                                                                                                                                                           1. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    129910104  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       HELOC        GA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    129967388  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MN    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129967433  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    129967462  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       HELOC        MA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129967486  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    129967566  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967587  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MN    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967614  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Itemization  MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           referenced
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967619  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            No       Yes       HELOC        VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967610  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      Yes       HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967713  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129967741  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MS    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129967694  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        PA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129967734  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                    No       Yes       Line of      TN    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                                             Statement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 10/XX/2006. - EV2
XXX       XXX    129967785  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Line of      MA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement
XXX       XXX    129967887  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        IL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129967944  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129967982  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129967962  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129967939  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            Yes      No        HELOC        NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129967988  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        TN    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129968036  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MN    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                                              Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129968186  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MS    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129968140  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       HELOC        MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          transaction date of 11/XX/2006. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement
XXX       XXX    129968117  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1030505291 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        OH    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                                                                              Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    129968225  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                                             Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 12/XX/2006. - EV2
XXX       XXX    129968199  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                            No        Missing            12/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    129968215  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with                                                                                                                                                                                                                       Yes      Yes       Final HUD1   GA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129968291  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Guarantor Agreement not provided - EV3                                                                                                                                                                                                                                                                                 lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129944999  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      AZ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    129945119  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   DE    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    129945345  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129945463  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    129945848  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                                                                                                                                                                                                                                                                                                                                                                           8.63000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129945967  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Estimated    NV    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129946030  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129946099  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        NV    5/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129946112  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129946189  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       HUD1, not    NC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    129946518  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            No       Yes       Final HUD1   WV    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129946597  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   PA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    129946572  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by                                                                                                                                                                                                                         Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129946790  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MO    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129946791  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   HI    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129946912  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MD    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                                                                                                                                                                                                                                                                                                                                                                           21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    129947038  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HUD1, not    TN    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129947068  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129947358  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MT    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    129947859  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      NV    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129948261  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NJ    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129948334  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129948624  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2                                                                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129948681  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129948786  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    129948744  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   PA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
XXX       XXX    129949126  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129947325  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   WA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act. - EV2
XXX       XXX    129947484  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           8.50000%. - EV2
XXX       XXX    129947523  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$50.00 exceeds state maximum of 10% or $10, whichever is lesser. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    129947528  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   IN    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $50.00 exceeds the state maximum of $16.50. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129949334  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   GA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129949427  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MO    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    129949405  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129949620  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           10.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129944037  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       Final HUD1   OR    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    129944095  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MO    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    129944323  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      DE    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    129944420  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   PA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129949897  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   NV    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129977287  XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan. - EV3                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NC    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty amount exceeded.  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129950324  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    129950372  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     No       Yes       Final HUD1   ME    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to acceleration of loan upon default, or if the consumer rescinds the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
XXX       XXX    129950809  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129950827  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 Yes      Yes       Final HUD1   CT    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    129951340  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       No        Final HUD1   DE    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129951438  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129951729  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   IN    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129951771  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129951967  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           10.75000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129952194  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129952501  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    129952511  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MO    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state maximum of 2% of the prepaid balance ($255.00).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129952487  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129951037  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   WI    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Wisconsin Prepayment Penalty < 25,000: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a loan less than $25,000 under the Wisconsin Consumer Act. - EV2
XXX       XXX    129952828  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       HELOC        NM    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    129953200  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        GA    8/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129953204  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VT    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    129953227  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129953452  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months. - EV2                                                                                                                                                                                                                                                                                     No       Yes       HELOC        KS    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129953555  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   WA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    129953622  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   TN    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129954086  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129951544  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in                                                                                                                                                                                                                    Yes      Yes       HUD1, not    UT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                     signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129954238  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   NV    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129954204  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129954372  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        IN    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $50.00 exceeds the state maximum of $17.00. - EV2                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Indiana Prepayment Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129954403  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Illegible    NM    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129954768  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 No       Yes       Final HUD1   IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               rate of 21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129954922  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    129954949  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MO    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state maximum of 2% of the prepaid balance ($318.70).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    129955001  XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      PA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
XXX       XXX    129954942  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                            No       Yes       Final HUD1   WA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    129955006  XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      VA    9/XX/2006    Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129955044  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129955683  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2020-09-16: File does not contain  3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      MI    10/XX/2006   Refinance     UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either Preliminary or Final Title.                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129956160  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129956517  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129957339  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   HI    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129957292  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    129957427  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   WA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act. - EV2
XXX       XXX    129955550  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                                                                                                                                                                                                                                                                                                                                                                           9.25000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129955572  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   DE    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129957605  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file.~COMMENT: 2020-09-17: File does not contain  3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      RI    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               either preliminary nor final title.                                                                                             *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
XXX       XXX    129957812  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129958540  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129958559  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                                                                                                                                                                                                                                                                                                                                                                           9.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       XXX    129958655  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to                                                                                                                                                                                                                          No       Yes       Final HUD1   ME    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       acceleration of loan upon default, or if the consumer rescinds the loan. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129958673  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   TN    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129958879  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NM    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
XXX       XXX    129959018  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129959071  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129986306  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        PA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129959425  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   CO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          to applicant within three (3) business days of application. - EV2
XXX       XXX    129959501  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NH    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129959571  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        OR    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129956654  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   WA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act. - EV2
XXX       XXX    129956787  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       HELOC        CA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2                                                                                                                                                                                                                                                                                                                                                                                          Agreement
XXX       XXX    129956868  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   VA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129960191  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   OR    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
XXX       XXX    129987543  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): Rhode Island Home Loan Protection Act: Loan is high-cost due to Rate Threshold is exceeded by XX.XX%. ARM Life Max of XX.XX% exceeds a                                                                                                                                                                                                                  Yes      Yes       HELOC        RI    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       threshold of XX.XX% based on the US Treasury for comparable maturities of XX.XX% plus jurisdiction allowable margin of XX.XX%.  Non-Compliant High Cost Loan. - EV3                                                                                                                                                                                                                                                                                        Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-
                                                                                                                                                                                                                                                                                                                                                                                                           1. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129960912  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NJ    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    129988433  XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              3           *** (OPEN) (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 6.36944% is in excess of the allowable maximum of  5.00000% of the Total Loan                                                                                                                                                                                                                       Yes      Yes       Final HUD1   GA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or X.XXXX.XX%).  Non-Compliant High-Cost Loans. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129961461  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129961611  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129961609  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    129962278  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NJ    2/XX/2007    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129962272  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure                                                                                                                                                                                                                 No       Yes       Final HUD1   AZ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           to applicant within three (3) business days of application. - EV2
XXX       XXX    129962387  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    129962314  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    129962499  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129962678  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                                                                                                                                                                                                                                                                                                                                                                           21.00000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       XXX    129962873  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  Yes      Yes       HELOC        CT    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129962921  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        DE    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129963123  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   UT    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay. - EV2
XXX       XXX    129963208  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129963411  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    3/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          9.75000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129963457  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       HELOC        ME    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to acceleration of loan upon default, or if the consumer rescinds the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    129963609  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$50.00 exceeds state maximum of 10% or $10, whichever is lesser. - EV2                                                                                                                                                                                                                                Yes      Yes       Final HUD1   MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129961900  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   NY    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129962009  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NV    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129963614  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       HELOC        MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       that the home loan is in the borrower's interest. - EV2                                                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$50.00 exceeds state maximum of 10% or $10, whichever is lesser. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    129963684  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       XXX    129963758  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       HELOC        VA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    129963888  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        LA    3/XX/2007    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    129963959  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    4/XX/2007    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    129964163  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       No        HELOC        LA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    129961656  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    129964594  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129964943  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MI    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    129965166  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       HELOC        CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                            *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       XXX    129965306  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing                                                                                                                                                                                                                 Yes      Yes       Final HUD1   UT    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           a prepayment penalty with rate/fees lower than the loan without prepay. - EV2
XXX       XXX    129965388  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    129965565  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           Yes      Yes       Final HUD1   GA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129965658  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        GA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1126098937 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129904479  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    9/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    1126102056 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   WY    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126098970 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1126102000 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   TN    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1126098949 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   NC    12/XX/2004   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129904553  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    1/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1126098978 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1126098943 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MS    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126099045 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1126102084 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   TN    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1126099049 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    2/XX/2005    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129931730  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost) Arkansas High-Cost Loan (Points and Fees): Arkansas Home Loan Protection Act: Points and Fees on subject loan of X.XXXX.XX% is in excess of the allowable maximum of  5.00000% of the                                                                                                                                                                                                                      Yes      Yes       Final HUD1   AR    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $88.88 or .06750%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    1126099015 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   AK    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
XXX       XXX    1126099091 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1126099082 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HUD1, not    CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                           any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       XXX    1126099048 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MD    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1126099103 XXX       2                *** (OPEN) Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3                                                                                                                                                                                                2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    1126099166 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       XXX    129899310  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,125.71 is underdisclosed from calculated Finance Charge of $232,597.73 in the amount of             Yes      Yes       Final HUD1   IL    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            $472.02.~COMMENT: 2020-11-23: TIL itemization did not disclose $210 settlement fee, $62 courier fee or $200 underwriting fee as prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    129899677  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,358.07 is underdisclosed from calculated Finance Charge of $124,523.34 in the amount of             Yes      Yes       Final HUD1   IL    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                    $165.27.~COMMENT: 2020-11-23: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129899348  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,243.81 is underdisclosed from calculated Finance Charge of $304,965.25 in the amount of             Yes      Yes       Final HUD1   IL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       $53,721.44.~COMMENT: 2020-11-23: Final TIL indicates the Index used was .1%. The closest Index available in our look-back period is 1.17%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of 4.65317% outside of XX.XX% tolerance. - EV2
XXX       XXX    129899352  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   IL    9/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    129899415  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   IL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            23: Unable to determine reason for under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       XXX    129899783  XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                      2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   AZ    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009. - EV2
XXX       XXX    129899455  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2020-11-23: Bottom of the document has been cut off, unable to determine signed or dated                                No       Yes       Final HUD1   IL    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129899497  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.99000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    129899555  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899824  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899559  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               No       Yes       Final HUD1   IL    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    129899584  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   KS    9/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    129899721  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    11/XX/1996   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1996 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/1996, prior to three (3) business days from transaction date of 11/XX/1996. - EV2
XXX       XXX    129899661  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                               *** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on          Yes      Yes       Final HUD1   IN    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            occupancy type and then based on the property with the highest value.~COMMENT: 2020-11-23: This loan is secured by 4 properties. XXX, XXX IN, XXX, XXX IN XXX, XXX, XXX IN and XXX , XXX IN.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129900017  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2                                                                                                                                                                                                                           No       Yes       Final HUD1   IN    11/XX/2001   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899689  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IN    7/XX/2001    Purchase      Primary     XXX        $XXX
XXX       XXX    129899794  XXX       2                *** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3                                                                                                                                                   *** (OPEN) ARM Error: Initial Rate Minimum was not provided~COMMENT: 2020-11-23: Initial minimum rate is 2.00% and  2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           No       Yes       Final HUD1   IN    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                           lifetime minimum rate is 3.00%.
XXX       XXX    129899857  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   IN    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899913  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IN    2/XX/2004    Refinance     Investment  XXX        $XXX
XXX       XXX    129899883  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   KY    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899939  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           No       Yes       Final HUD1   IN    5/XX/2004    Purchase      Primary     XXX        $XXX
XXX       XXX    129899916  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IN    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900000  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                       Yes      Yes       Final HUD1   KY    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900047  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   IN    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129899987  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900020  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   KY    11/XX/2005   Purchase      Primary     XXX        $XXX
XXX       XXX    129900079  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    129900105  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   KY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    129900163  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900133  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                       Yes      Yes       Final HUD1   IN    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900109  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   IN    8/XX/2006    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                              Permanent
XXX       XXX    129900194  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      IL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900211  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                     23: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.99000%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       XXX    129900210  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IN    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    129900271  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    11/XX/2009   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129900270  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                                                                                                           No       Yes       Final HUD1   IN    5/XX/1996    Purchase      Primary     XXX        $XXX
XXX       XXX    129900298  XXX       2                *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3                                                                                                                        *** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I~COMMENT: 2020-11-23:         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IN    3/XX/1999    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.                   used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900303  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.23440% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX % + XX.XX%, or                                                                                                                                                                                                                     Yes      Yes       Final HUD1   IN    5/XX/2010    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                  Permanent
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900374  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,024.43 is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-11-24: No       Yes       Final HUD1   VA    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A        TIL itemization did not disclose $XXX assignment recording fee or XXX settlement fee as prepaid finance charge and also over disclosed the $XXX processing fee lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Virginia Mortgage Lender and Broker Act (Collateral Secured by Personal Property): Virginia Mortgage Lender and Broker Act:  Collateral securing the mortgage loan is other than real estate or residential property. - EV2
XXX       XXX    129900694  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-11-24: Yes      Yes       Final HUD1   VA    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            Under disclosure due to TIL disclosed utilizing an index lower than available within look back. Lowest index within look back is XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $712,361.59 is underdisclosed from calculated Finance Charge of $781,202.21 in the amount of $68,840.62. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.85400% is underdisclosed from calculated APR of XX.XX% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 05/XX/2009. - EV2
XXX       XXX    129900425  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,575.60 is underdisclosed from calculated Finance Charge of $136,023.37 in the amount of             No       Yes       Final HUD1   VA    4/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                  $447.77.~COMMENT: 2020-11-23: TIL itemization did not disclose $450 settlement fee as prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129900484  XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          No       No        Missing      VA    5/XX/2009    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129900508  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   WA    6/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.16499% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    129900479  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   GA    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of 7.07700% is underdisclosed from calculated APR of XX.XX% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129900526  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   GA    4/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                               24: Under disclosure due to lender Itemization reflects Document prep fee of $XXX but did not include the $XXX attorney fee as a prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129900787  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   WA    12/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    129900513  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   WA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    129900588  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    12/XX/2008   Purchase      Primary     XXX        $XXX
XXX       XXX    129900555  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NH    9/XX/2011    Refinance     Investment  XXX        $XXX
XXX       XXX    129900612  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                               *** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on          No       Yes       Final HUD1   MN    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2       occupancy type and then based on the property with the highest value.~COMMENT: 2020-11-24: Loan cross collateralized with XXX and XXX, MN XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    129900678  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       XXX    129900649  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MA    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129900677  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                                                                                                            Yes      Yes       Final HUD1   MN    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129900701  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MN    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    129900688  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MN    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential
                                                                                                                                                                                                                                                                                                                                                                                                           Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2
XXX       XXX    129900783  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.03238% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of                                                                                                                                                                                                                          No       Yes       Final HUD1   MN    11/XX/2007   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           USTreasury XX.XX% + XX.XX%, or XX.XX%.  Compliant Subprime Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation. - EV2
XXX       XXX    129900811  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   MN    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential
                                                                                                                                                                                                                                                                                                                                                                                                           Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2
XXX       XXX    129900781  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 3.71984% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       XXX    129901104  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    5/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the
                                                                                                                                                                                                                                                                                                                                                                                                           Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                       *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129900870  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    2/XX/2009    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129900843  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                                  Yes      Yes       Estimated    CA    9/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       XXX    129900900  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    10/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       XXX    129900868  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129900911  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       XXX    129900881  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129900977  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    7/XX/2008    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129900970  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            24: Under disclosure due to lender used index lower than minimum of 3.32583% located in the look back
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901027  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129900996  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901066  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the  Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay   security interest.~COMMENT: 2020-11-24: Document cut off above signature lines, unable to determine if signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                           of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                     *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2020-11-24: Document cut off above
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            signature lines, unable to determine if signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    129901036  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2020-11-25: Bottom of the document has been cut off, unable to determine signed or dated.                               Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    129901134  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129901075  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-12-01: Yes      Yes       Title Co.    CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                 Under disclosure due to TIL disclosed utilizing an index lower than available within look back. Lowest index within look back is 4.8266%.                                                                                          Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                                      Statement
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
XXX       XXX    129901112  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $xxx is underdisclosed from calculated Finance Charge of $XXX3 in the amount of $XXX~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            24: It appears a lower Index was used at origination than the 4.88333% Index available within the look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901195  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Title Co.    CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       25: Under disclosure due to lender used unknown index over index of 2.16333% located in look back                                                                                                                                  Closing
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A                                                                                                                                                                                                                                           Statement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129901257  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       XXX    129901228  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129901284  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901562  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129901326  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                               Yes      Yes       Final HUD1   CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129901297  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901355  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901325  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901332  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    129901415  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129901384  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                                                                                  signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($).  Loan contracts for maximum calculated prepay of                                                                                                                                                                                                                                      stamped
                                                                                                                                                                                                                                                                                                                                                                                                           $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       XXX    129901441  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901404  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            24: Under disclosure due to lender appears to have used index under minimum of 5.02167% located in the look back
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129901459  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901718  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            24: Unable to determine under disclosure due to missing amortization schedule.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       XXX    129901783  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start   24: Under disclosure due to note states recast is at 120 months and TIL discloses recast at 60 months as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $20,700.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $982,315.17 is underdisclosed from calculated Finance Charge of $1,050,145.91 in the amount of $67,830.74. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       XXX    129901747  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   TX    2/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901837  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   TX    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129901801  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2                                                                                                                                                                                                        24: Under disclosure is due to the lender's TIL reflecting MI being in force for 131 months, however based on the loan amount and appraised value the MI would drop off after 141 months.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $907,196.54 is underdisclosed from calculated Finance Charge of $923,327.71 in the amount of $16,131.17. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       XXX    129901865  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                    *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties~COMMENT: 2020-12-01: Bottom of the document has been cut off, unable to determine signed or dated.                               Yes      Yes       Final HUD1   CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    129901841  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 24: Under disclosure is due to lender TIL reflecting the recast at 60 months while the note states recast is after the first 120 months.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901870  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901834  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   CA    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901899  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-11-24: Yes      Yes       Final HUD1   CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                 Under disclosure is due to lender TIL reflecting the recast at 60 months while the note states recast is after the first 120 months. Fee under disclosure due to lender over estimated settlement fee by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                     and has a $XXX underwriting fee that is not on the hud, did not include $XXX tax cert fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901861  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    12/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129928990  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.04763% is in excess of the allowable maximum of  5.00000% of the  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   NY    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .04763%).  Non-Compliant High Cost Loan. - EV3                                       24: Underdisclosure is due to HUD shows a $XXX. Wire/Funding/Disbursement Fee which was not disclosed in the Itemization of Amount Financed as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 05/XX/2009 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 06/XX/2009, 05/XX/2009, 04/XX/2009, 03/XX/2009. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    129901942  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-11-24: Yes      Yes       Final HUD1   CA    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2                                                                                                                                                                                                        Under disclosure is due to TIL disclosing recast at 60 months while the note states recast is after the first 120 months.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
XXX       XXX    129901945  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901909  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901974  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129901938  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129902001  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129901965  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129901993  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129902057  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                            24: Approval indicate the Index used was 5.005%. The closest Index available in our look-back period is 4.983%. Lender appears to have used lower index than available in the look back
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    129902095  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           as an ARM. - EV2                                                                                                                                                                                                        24: Under disclosure is due to TIL disclosing recast at 60 months while the note states recast is after the first 120 months.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129902026  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          No       Yes       HUD1, not    IL    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           stamped
XXX       XXX    129902091  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129902040  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    4/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129902172  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CO    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129902167  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       XXX    129902129  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   IL    1/XX/2012    Refinance     Investment  XXX        $XXX
XXX       XXX    129902221  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2                                                                                                                                                                                                                                                                                              Yes      Yes       Final HUD1   MD    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129902185  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
XXX       XXX    129902224  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2                                                                                                                                                                                                                                                            No       Yes       Final HUD1   CO    2/XX/2012    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
XXX       XXX    129902255  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2                                                                                                                                                                                                                        Yes      Yes       Final HUD1   DE    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129902331  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   DE    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was    25: The under disclosure appears to be fee related, per HUD the borrower paid a closing protection letter fee of $XXX which was not disclosed as a prepaid finance charge on the itemization of amounts
                                                                                                                                                                                                                                                                                                                                                                                                           not received by the borrower at least three (3) business days prior to closing. - EV2                                                                                                                                   financed.
XXX       XXX    129902260  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   DC    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to  25: Under disclosure due to lender did not include $XXX closing protection letter as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129902364  XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3                                                                                                                                                                                                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX~COMMENT: 2020-11-25:   Yes      Yes       Final HUD1   NJ    12/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129902393  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   AL    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
XXX       XXX    129902358  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX~COMMENT: 2020-11-25: No       Yes       Final HUD1   AL    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                          Under disclosure due to lender TIL reflects $XXX settlement fee and actual fee on HUD is $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129902430  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    1/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       XXX    129902416  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   NJ    12/XX/2011   Refinance     Investment  XXX        $XXX
XXX       XXX    129902480  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           activities. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129902497  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                                                                                                                                                                Yes      Yes       Final HUD1   NY    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       XXX    129902461  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   No       Yes       Final HUD1   VA    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129902451  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XX.~COMMENT: 2020-11-25: Yes      Yes       Final HUD1   CA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129902555  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   CA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902585  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902655  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    1/XX/2012    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129902621  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    2/XX/2012    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129902653  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    1/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902715  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
XXX       XXX    129902743  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   CA    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902772  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CA    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902720  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902749  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    2/XX/2012    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    129902808  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902836  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2                                                                                                                                                                                                                                           Yes      Yes       Final HUD1   NY    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129902814  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902851  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129929963  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.28816% is in excess of the allowable maximum of  5.00000% of the                                                                                                                                                                                                                  Yes      Yes       Final HUD1   NY    1/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Total Loan Amount. Points and Fees total $3,340.00 on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .28816%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 12/XX/2011 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 01/XX/2012, 12/XX/2011, 11/XX/2011, 10/XX/2011, 09/XX/2011. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902830  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NY    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902906  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902853  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129902930  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   LA    1/XX/2012    Refinance     Investment  XXX        $XXX
XXX       XXX    129902910  XXX       3                *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                             *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2020-11-25: Only page 1 of Note in file  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          No       Yes       HUD1, not    WI    6/XX/2005    Refinance     Second Home XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete~COMMENT: 2020-11-25: Missing pages 2 & 4                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    signed or
                                                       *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2                                                                                                                                                                                                                                                                         *** (OPEN) Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    129902924  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MA    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129902976  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home                                                                                                                                                                                                                         Yes      Yes       Final HUD1   OH    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129902953  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   LA    2/XX/2012    Purchase      Primary     XXX        $XXX
XXX       XXX    129902964  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or                                                                                                                                                                                                                     Yes      Yes       Final HUD1   MD    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           employment using PITI payment based on fully indexed rate, if applicable. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129903040  XXX       3                                                                                                                                                                                                                                                                                                                                                        3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. -                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2012 - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
XXX       XXX    129903005  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   IL    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    129903082  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   AZ    3/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       XXX    129903058  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   IL    10/XX/2005   Purchase      Primary     XXX        $XXX
XXX       XXX    129903180  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    5/XX/2006    Purchase      Primary     XXX        $XXX
XXX       XXX    129903138  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    12/XX/2005   Refinance     Primary     XXX        $XXX
XXX       XXX    129903191  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   MD    3/XX/2005    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Permanent
XXX       XXX    129903235  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   MD    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                         25: TIL itemization did not disclose a $XXX settlement fee as prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
XXX       XXX    129903308  XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      MD    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    129903236  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MD    12/XX/2006   Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Permanent
XXX       XXX    129903314  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    129903301  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MD    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                           - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       XXX    129903331  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009. - EV2
XXX       XXX    129903368  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                         Yes      No        Final HUD1   GA    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010. - EV2
XXX       XXX    129903488  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XX.~COMMENT: 2020-11-26: Yes      Yes       Final HUD1   GA    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) HUD Error: Amount due on a balloon loan on page 3 of the  final HUD was not provided. - EV2                                                                                                      TIL Itemization did not disclose the attorney's fee of $XXX or the courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) HUD Error: Years balloon is due in on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: Truth in Lending Act (MDIA 2011):  Mortgage loan contains a balloon payment that is not scheduled to occur at the same time as another payment and is not disclosed separately from the other periodic payments. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of 4.33090% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 Balloon Amount Due matches the loan due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 Balloon Year Due matches the loan due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129903436  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   GA    6/XX/2011    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   26: TIL Itemization did not disclose the attorney's fee of $XXX as a prepaid finance charge.
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: Truth in Lending Act (MDIA 2011):  Mortgage loan contains a balloon payment that is not scheduled to occur at the same time as another payment and is not disclosed separately from the other periodic payments. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.39190% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of 5.39190% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (2010): Balloon year due on Final HUD-1 does not match actual balloon year due date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129903479  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    7/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129903560  XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                                           No       Yes       Financing    GA    11/XX/2010   Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    129903594  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       XXX    129903621  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   GA    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                          27: Under disclosure due to lender did not include $XXX Attorney fee as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.54980% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than XX.XX%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of 6.54980% outside of XX.XX% tolerance. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       XXX    129903599  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                                                                                                         Yes      Yes       Final HUD1   GA    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       testing. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2011 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.20310% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or
                                                                                                                                                                                                                                                                                                                                                                                                           XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (2010): Balloon year due on Final HUD-1 does not match actual balloon year due date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011. - EV2
XXX       XXX    129903617  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2020-11-   Yes      Yes       Final HUD1   NJ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                                27: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX    129903640  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   PA    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130334044  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
XXX       XXX    130334099  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HUD1, not    CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                                             stamped
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 01/XX/2006. - EV2
XXX       XXX    130334150  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130334201  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HUD1, not    NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    130334153  XXX       1                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130334180  XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130334181  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   HI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
XXX       XXX    130334330  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130334353  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130334404  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                   No       Yes       HUD1, not    MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    130334435  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       HUD1, not    NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                   stamped
XXX       XXX    130334389  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130334397  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130334499  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by                                                                                                                                                                                                                     No       Yes       Final HUD1   MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130334451  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HUD1, not    NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                                                                                                                                           applicable law. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130334503  XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    130334478  XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130334504  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MO    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130334506  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   OR    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130334530  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OH    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    130334591  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
XXX       XXX    130334662  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130361816  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MS    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130334776  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130334854  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    130334870  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130334821  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130334912  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NJ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130334913  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130334965  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HUD1, not    NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    130334985  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335006  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130334956  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130335012  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
XXX       XXX    130335072  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335027  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130335079  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130335063  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130335066  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130335184  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130335189  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   PA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    130335158  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MO    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130335160  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 No       Yes       Final HUD1   IL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130335214  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Line of      CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Credit
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are                                                                                                                                                                                                                                     Closing
                                                                                                                                                                                                                                                                                                                                                                                                           used in any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                             Statement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130362352  XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.11680% is in excess of the allowable maximum of the greater of                                                                                                                                                                                                                    Yes      Yes       HELOC        NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          6.00000% of the Total Loan Amount and $1500.00 (2006). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $1500.00 (2006) (an overage of $41.83 or .11680%).  Non-Compliant                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           High Cost Loan. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 08/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 08/XX/2006, 08/XX/2006. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130335230  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130335284  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by                                                                                                                                                                                                                     No       Yes       Final HUD1   MD    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335267  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130362379  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130335320  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130335342  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130335337  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   DE    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130362444  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       XXX    130362472  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NJ    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335363  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Estimated    CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       XXX    130335413  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335414  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
XXX       XXX    130335365  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130335402  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   DC    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335486  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NV    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130335521  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Estimated    CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130335470  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HUD1, not    CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130362662  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   UT    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Utah Prepayment Penalty Testing: Utah Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan under the Consumer Credit Code. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130335613  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130335637  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130335639  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    130335622  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    130335675  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                           *** (OPEN) Missing Document: Appraisal not provided~COMMENT: 2021-01-04: Appraisal in file dated 10/2005 reflects   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                               the same value as shown on approval $599,000.00 but there is also an appraisal charge on HUD and no updated                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                           appraisal located in the file. Origination date of subject loan is 10/19/2006.                                                  lookback was performed to determine this application date. - EV2
XXX       XXX    130335707  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                        Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    130335813  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130335815  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Montana Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                      Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130335873  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        CT    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130335892  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       No        Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130335944  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HUD1, not    NC    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           signed or
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    130335960  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HUD1, not    CT    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           signed or
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    130335964  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                 No       Yes       HUD1, not    MN    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                                               signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                                     stamped
XXX       XXX    130335914  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      No        Final HUD1   CT    7/XX/2005    Refinance     Primary     XXX        $XXX
XXX       XXX    130335948  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
XXX       XXX    130336003  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 Yes      No        HUD1, not    IL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                                                                                                                                                                                                                                                                                               signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamped
XXX       XXX    130336071  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Estimated    NY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and                                                                                                                                                                                                                                         HUD1
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    130336074  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Estimated    CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    HUD1
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    130336044  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    130336095  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Estimated    CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    HUD1
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    130336045  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    130336134  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    130336115  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MD    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is                                                                                                                                                                                                                                      Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
XXX       XXX    130336203  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130336152  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Estimated    IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     HUD1
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130336205  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130336155  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        HI    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130336273  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    6/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130336227  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        NV    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    130336248  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130336250  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        VA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130336304  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined                                                                                                                                                                                                                    Yes      No        Final HUD1   MA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               that the home loan is in the borrower's interest. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    130336319  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130336436  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HUD1, not    NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                                         stamped
XXX       XXX    130336386  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MO    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130336501  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        IL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336507  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336458  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               cost testing. - EV2
XXX       XXX    130336605  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336557  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130336587  XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130336676  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        WA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    130336658  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336661  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336738  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130336690  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        AZ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130336743  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CO    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                                        Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130336744  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    8/XX/2006    Refinance     Investment  XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    130336746  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   OR    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2
XXX       XXX    130336696  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130336832  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       No        Final HUD1   VA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       XXX    130336813  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                                                                                                      Yes      Yes       Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       XXX    130363997  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130336900  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        WI    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130337002  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   MA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130337082  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   CT    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130337033  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337139  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337169  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130337154  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        CA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       XXX    130337105  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       No        HELOC        MD    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130364251  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and                                                                                                                                                                                                                      No       Yes       Estimated    FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                             HUD1
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130337134  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       XXX    130337138  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130337240  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130337167  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130337221  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OR    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    130337285  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130337238  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                              No       Yes       Final HUD1   ID    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1030875373 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                       No       No        HELOC        NH    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    130337309  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   CO    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337339  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
XXX       XXX    130337391  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   MI    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    130337343  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment. - EV2                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   MA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1030875179 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                    Yes      Yes       Final HUD1   MA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1030874619 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337424  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130337489  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130337441  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
XXX       XXX    130337529  XXX       1                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130337590  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337541  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3
XXX       XXX    130337580  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337642  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NJ    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    130364743  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
XXX       XXX    130337693  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   OK    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1030875051 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337698  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HELOC        MI    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                                     Agreement
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    130337727  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337681  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MI    4/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130337783  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NY    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130337744  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130337820  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   PA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130364931  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                   No       Yes       HELOC        AL    8/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    130337922  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   PA    2/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130337955  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       XXX    130338021  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    1030875878 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   AZ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    130338055  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    130338007  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   MD    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    130337990  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    130338045  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       HUD1, not    CA    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                           any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
XXX       XXX    130338075  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    1030875865 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       XXX    130338123  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130338179  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    6/XX/2006    Refinance     Investment  XXX        $XXX
XXX       XXX    130338206  XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                               No       Yes       HELOC        VA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Agreement
XXX       XXX    130337365  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from                                                                                                                                                                                                                          No       Yes       Final HUD1   AZ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 07/XX/2006. - EV2
XXX       XXX    130337377  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    130337420  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337430  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130337447  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       No        Final HUD1   MD    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130337464  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   KS    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    130337472  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
XXX       XXX    130337502  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130337510  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130337585  XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    130337601  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130337618  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    130337637  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1030867552 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    130365606  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   IL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130365658  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130337736  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130337761  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    130337825  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   VA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    130337835  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337889  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130337896  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   WI    8/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    130337915  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      Yes       Final HUD1   CT    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130337923  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       XXX    130337933  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130365928  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Investment  XXX        $XXX
XXX       XXX    130365983  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    130338031  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       Final HUD1   CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
XXX       XXX    130366019  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       Final HUD1   CA    9/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130338105  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    130338130  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       Final HUD1   MI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1030868078 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130366166  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    130338244  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
XXX       XXX    130338278  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130338303  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130338320  XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130338402  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130338411  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
XXX       XXX    130338419  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130338485  XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    130366458  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     Yes      No        Final HUD1   NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    130338510  XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
XXX       XXX    130338532  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       Final HUD1   GA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    130338575  XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   MA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       XXX    130366553  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of                                                                                                                                                                                                                       No       Yes       Final HUD1   CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           notification of any increase in the interest rate, depending on the lender's license type. - EV2
XXX       XXX    130338600  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       XXX    130338631  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2
XXX       XXX    130338656  XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                                                                                                     No       Yes       HUD1, not    MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan. - EV2                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           stamped
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
XXX       XXX    1126553796 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1126553463 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1126553013 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest                                                                                                                                                                                                                 Yes      Yes       Final HUD1   IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126554605 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HUD1, not    CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in                                                                                                                                                                                                                                       signed or
                                                                                                                                                                                                                                                                                                                                                                                                           any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                     stamped
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126552936 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126554977 XXX       1                                                                                                                                                                                                                                                                                                                                                        1                                                                                                                                                                                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    9/XX/2006    Refinance     Investment  XXX        $XXX
XXX       XXX    1126553435 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       HELOC        CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    1126554179 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126553679 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   FL    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1126554596 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1126553209 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1126554496 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    8/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    1126553578 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2                                                                                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       XXX    1126553099 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        Yes      Yes       HELOC        NY    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       XXX    1126553591 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    1126555033 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       Final HUD1   NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    1126554242 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                                                                  No       Yes       Final HUD1   MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1126554008 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1126555065 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
XXX       XXX    1126552801 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NY    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1126552849 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       No        HELOC        CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                    Agreement
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1126552731 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   FL    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                           Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       XXX    1126554288 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      Yes       HELOC        NJ    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    1126554731 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 Yes      No        HELOC        NJ    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                                           Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    1126554252 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
XXX       XXX    1126552671 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                 No       Yes       Final HUD1   FL    9/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       XXX    1126553372 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high                                                                                                                                                                                                                   No       Yes       Final HUD1   MD    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           cost testing. - EV2
XXX       XXX    1126553921 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A                                                                                                                                                                                                                        No       Yes       Final HUD1   NV    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          lookback was performed to determine this application date. - EV2
XXX       XXX    1126555090 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1126553518 XXX       2                                                                                                                                                                                                                                                                                                                                                        2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                         No       Yes       Final HUD1   CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
XXX       XXX    1126219106 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided                                                                                                                                                                                                                 No       No        Missing      TX    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           copy of Application 1 day prior to closing. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1126219258 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      AZ    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1126228028 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      NC    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2
XXX       XXX    1126180871 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      PA    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $230,110.00.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       XXX    1126280373 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Yes      Yes       Itemization  FL    6/XX/2016    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                          Loan Application Date.~COMMENT: 2021-01-15: Missing initial loan application date.                                                                                                                                                 referenced
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                                                                                       in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
XXX       XXX    1126276756 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan. - EV3     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Yes      Yes       Itemization  NC    7/XX/2016    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   Loan Application Date.~COMMENT: 2021-01-15: Missing initial loan application date.                                                                                                                                                 referenced
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2016 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2016, prior to three (3) business days from transaction date of 07/XX/2016. - EV2
XXX       XXX    1126292731 XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Itemization  AL    8/XX/2017    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             referenced
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                                      in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2017 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017. - EV2
XXX       XXX    1126328109 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan. - EV3                                                                                                                                                                                                                     Yes      Yes       Itemization  NC    12/XX/2018   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC. - EV3                                                                                                                                                                                                                                                                                                           referenced
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2018, prior to three (3) business days from                                                                                                                                                                                                                                             in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           transaction date of 12/XX/2018. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2018 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    1126321166 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Itemization  WV    1/XX/2019    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             referenced
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                                                                                                         in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           business days prior to consummation. (Type:Primary/XX/04/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 12/XX/2018 was used which is one (1) month prior to Consummation
                                                                                                                                                                                                                                                                                                                                                                                                           Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state maximum of 1% of the original balance ($300.00). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No
                                                                                                                                                                                                                                                                                                                                                                                                           evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty. - EV2
XXX       XXX    1126336925 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Indiana Prepayment Penalty: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable-rate mortgage loan. - EV3                                                                                                                                                                                                                                                                         Yes      Yes       Itemization  IN    6/XX/2019    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                                      referenced
                                                                                                                                                                                                                                                                                                                                                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/03/2019) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
XXX       XXX    1126343686 XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for                                                                                                                                                                                                                   Yes      Yes       Itemization  CA    5/XX/2020    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             referenced
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                                                                                                                            in Agreement
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2020 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2020, prior to three (3) business days from transaction date of 05/XX/2020. - EV2
XXX       XXX    1126189734 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2021-01-04: RTC signature date was Yes      No        Missing      NY    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3                                                                                      not provided
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1126182816 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      SC    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               with fee disclosure requirements. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1126181624 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      IL    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126183045 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      CA    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126183623 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      AR    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126183914 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      PA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1126184455 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      WV    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126185935 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      FL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       XXX    1126186007 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      OK    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126186377 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126187286 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or    *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.~COMMENT: 2021-01-05: Signature not dated    No       No        Missing      PA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       XXX    1126189074 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      CA                 Refinance     Primary     XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1126189346 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing
                                                       *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                  *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1126190527 XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   CA    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
XXX       XXX    1126192357 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       XXX    1126344873 XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower                                                                                                                                                                                                                  No       No        Missing      TX    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                           at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126192548 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2021-01-   Yes      Yes       Final HUD1   WI    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                       06: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       XXX    1126345776 XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2021-01-   Yes      Yes       Final HUD1   MI    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2 06: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. -
                                                                                                                                                                                                                                                                                                                                                                                                           EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
XXX       XXX    1126195044 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.75000% contracts for a prepay term of 36 months, which exceeds max allowable. - EV2
XXX       XXX    1126195935 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.~COMMENT: 2021-01-   Yes      Yes       Final HUD1   NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was   08: TIL itemization did not disclose an Agent's Services fee of $XXX, Courier fee of $XXX and Flood Determination fee of $XXX as prepaid finance charges.  Payment stream under disclosure is due to daily
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                                                     simple interest.
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       XXX    1126189239 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      PA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $50,000.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       XXX    1126198588 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                                                                                          Yes      Yes       HUD1, not    IN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                                      signed or
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                                                                                  stamped
XXX       XXX    1126198756 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      TX    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
XXX       XXX    1126200489 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) (Missing Data) Note Information: Missing information has been found on the Note.  The following fields are missing and are being treated as "No" for the purpose of Compliance testing. Interest Only. - EV3                                                                                                                                                                                                                 Yes      No        Missing      FL    4/XX/2006    UTD           Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                       *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2                                                                                                                                                                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       XXX    1126200238 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3                                                                                                                                                                                                                                                                                                                                                                              No        Missing      NJ                 Refinance     Primary     XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       XXX    1126200291 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                                                          Yes      No        Missing      CA    3/XX/2008    UTD           UTD         XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       XXX    1126203925 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                                                                   Yes      Yes       Final HUD1   GA    9/XX/2008    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
XXX       XXX    1126204942 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided                                                                                                                                                                                                                 No       No        Missing      TX    11/XX/2008   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               copy of Application 1 day prior to closing. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                           received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                           Extensions of Credit. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126181072 XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for   *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application             Yes      Yes       Final HUD1   WA    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               testing. - EV2                                                                                                                                                                                                          Date.~COMMENT: 2021-01-11: Missing Initial Loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                           Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2013, prior to three (3) business days from transaction date of 06/XX/2013. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1126312612 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126313447 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      MS    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126295275 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    Yes      No        Missing      GA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
XXX       XXX    1126295068 XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      LA    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       XXX    1126296270 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                       *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete~COMMENT: 2021-01-11: Missing pages.               3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      SC    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3                                                                                                                                                                                                                                                                             does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       with fee disclosure requirements. - EV2
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       XXX    1126296064 XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      MO    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                               does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing note/terms on senior lien.  Subject loan is in second position.: Lien Position: 1 - EV3                                                                                                                                                                                                                                          *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
XXX       XXX    1126296184 XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3                                                                                                                                                                                                                                                           3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or                                                                                                                                                                                                                    No       No        Missing      SC    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                       *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                                                                                                                                                                                                                           does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                                                                                                                                                                                                                       *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                                                                                                                                                                                                                           *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2